UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21475
                                   ---------


                              Tamarack Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          100 South Fifth Street, Suite 2300, Minneapolis, MN 55402
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 371-7611
                                                    --------------

Date of fiscal year end:  September 30
                          ---------------------

Date of reporting period: June 30, 2007
                          ---------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


TAMARACK LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMON STOCKS  (98.01%):
Consumer Discretionary  (14.61%):
                  33,990   Johnson Controls, Inc.                                                                    $    3,935,023
                  31,470   Kohl's Corp. (b)                                                                               2,235,314
                  44,340   McGraw-Hill Cos., Inc. (The)                                                                   3,018,667
                  48,850   Omnicom Group, Inc.                                                                            2,585,142
                  64,430   Staples, Inc.                                                                                  1,528,924
                  67,510   Starbucks Corp. (b)                                                                            1,771,462
                  28,870   Target Corp.                                                                                   1,836,132
                                                                                                                     --------------
                                                                                                                         16,910,664
                                                                                                                     --------------
Consumer Staples  (9.53%):
                  59,200   PepsiCo, Inc.                                                                                  3,839,120
                  59,950   Procter & Gamble Co. (The)                                                                     3,668,341
                  80,930   Walgreen Co.                                                                                   3,523,692
                                                                                                                     --------------
                                                                                                                         11,031,153
                                                                                                                     --------------
Energy  (5.72%):
                  24,420   Apache Corp.                                                                                   1,992,428
                  25,930   EOG Resources, Inc.                                                                            1,894,446
                  46,650   Smith International, Inc.                                                                      2,735,556
                                                                                                                     --------------
                                                                                                                          6,622,430
                                                                                                                     --------------
Financials  (12.44%):
                  37,760   AFLAC, Inc.                                                                                    1,940,864
                  44,340   American Express Co.                                                                           2,712,721
                   6,640   Chicago Mercantile Exchange                                                                    3,548,150
                           Holdings, Inc.
                  22,710   Franklin Resources, Inc.                                                                       3,008,394
                  46,610   State Street Corp.                                                                             3,188,124
                                                                                                                     --------------
                                                                                                                         14,398,253
                                                                                                                     --------------
Healthcare  (14.17%):
                  31,090   Abbott Laboratories                                                                            1,664,870
                  27,600   Allergan, Inc.                                                                                 1,590,864
                  57,160   Express Scripts, Inc. (b)                                                                      2,858,572
                  44,430   Genzyme Corp. (b)                                                                              2,861,292
                  47,690   Medtronic, Inc.                                                                                2,473,203
                  53,230   Stryker Corp.                                                                                  3,358,281
                  19,980   WellPoint, Inc. (b)                                                                            1,595,003
                                                                                                                     --------------
                                                                                                                         16,402,085
                                                                                                                     --------------
Industrials  (16.37%):
                  64,400   Danaher Corp.                                                                                  4,862,199
                 117,640   General Electric Co.                                                                           4,503,259
                  15,490   Precision Castparts Corp.                                                                      1,879,866
                  66,880   Thermo Fisher Scientific, Inc. (b)                                                             3,459,034
                  59,950   United Technologies Corp.                                                                      4,252,254
                                                                                                                     --------------
                                                                                                                         18,956,612
                                                                                                                     --------------
Information Technology  (22.63%):
                  95,470   Adobe Systems, Inc. (b)                                                                        3,833,120
                  14,960   Apple Computer, Inc. (b)                                                                       1,825,718
                  38,620   Autodesk, Inc. (b)                                                                             1,818,230
                 185,680   Cisco Systems, Inc. (b)                                                                        5,171,187
                  76,560   eBay, Inc. (b)                                                                                 2,463,701
                  91,680   Jabil Circuit, Inc.                                                                            2,023,378
                  93,810   Paychex, Inc.                                                                                  3,669,847
                  68,850   QUALCOMM, Inc.                                                                                 2,987,402
                  49,300   SanDisk Corp. (b)                                                                              2,412,742
                                                                                                                     --------------
                                                                                                                         26,205,325
                                                                                                                     --------------
Materials  (2.54%):
                  68,850   Ecolab, Inc.                                                                                   2,939,895
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $95,947,848)                                                                                  113,466,417
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
INVESTMENT COMPANIES  (0.39%):
                 455,976   Wells Fargo Prime Investment                                                                     455,976
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $455,976)                                                                                  455,976
                                                                                                                     --------------

REPURCHASE AGREEMENT  (0.35%):
                $400,000   Deutsche Bank Securities, dated                                                                  400,000
                           6/29/07; due 7/2/07 at 5.35% with                                                         --------------
                           maturity value of $400,178 (fully
                           collateralized by U.S. Government
                           Agency Obligations
                           5.00%-6.50%,11/1/33-5/1/37)

TOTAL REPURCHASE AGREEMENT (COST $400,000)                                                                                  400,000
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $96,803,824) (a)   -   98.75%                                                                   114,322,393
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.25%                                                                         1,444,915
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  115,767,308
                                                                                                                     ==============

_________________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMON STOCKS  (98.95%):
Consumer Discretionary  (25.46%):
                  42,000   Aeropostale, Inc. (b)                                                                     $    1,750,560
                  67,000   Chico's FAS, Inc. (b)                                                                          1,630,780
                 126,000   Coldwater Creek, Inc. (b)                                                                      2,926,980
                  52,000   Dick's Sporting Goods, Inc. (b)                                                                3,024,840
                  48,000   E.W. Scripps Co. (The), Class A                                                                2,193,120
                  34,000   Guitar Center, Inc. (b)                                                                        2,033,540
                 100,000   LKQ Corp. (b)                                                                                  2,466,000
                  82,800   O'Reilly Automotive, Inc. (b)                                                                  3,026,340
                  75,000   PetSmart, Inc.                                                                                 2,433,750
                  76,520   Pool Corp.                                                                                     2,986,576
                  41,310   Tractor Supply Co. (b)                                                                         2,150,186
                  66,000   Zumiez, Inc. (b)                                                                               2,493,480
                                                                                                                     --------------
                                                                                                                         29,116,152
                                                                                                                     --------------
Consumer Staples  (1.77%):
                  32,000   Chattem, Inc. (b)                                                                              2,028,160
                                                                                                                     --------------
Energy  (4.43%):
                  77,000   BJ Services Co.                                                                                2,189,880
                  49,000   Smith International, Inc.                                                                      2,873,360
                                                                                                                     --------------
                                                                                                                          5,063,240
                                                                                                                     --------------
Financials  (7.81%):
                  60,000   Commerce Bancorp, Inc.                                                                         2,219,400
                  74,510   East West Bancorp, Inc.                                                                        2,896,949
                  14,500   Legg Mason, Inc.                                                                               1,426,510
                  31,000   Zions BanCorp.                                                                                 2,384,210
                                                                                                                     --------------
                                                                                                                          8,927,069
                                                                                                                     --------------
Healthcare  (15.33%):
                  44,000   Express Scripts, Inc. (b)                                                                      2,200,440
                  33,000   Henry Schein, Inc. (b)                                                                         1,763,190
                  41,000   Omnicare, Inc.                                                                                 1,478,460
                  55,000   Pharmaceutical Product                                                                         2,104,850
                           Development, Inc.
                  42,000   Quest Diagnostics, Inc.                                                                        2,169,300
                  40,000   ResMed, Inc. (b)                                                                               1,650,400
                  75,000   Varian Medical Systems, Inc. (b)                                                               3,188,250
                  79,000   VCA Antech, Inc. (b)                                                                           2,977,510
                                                                                                                     --------------
                                                                                                                         17,532,400
                                                                                                                     --------------
Industrials  (22.91%):
                  43,000   ChoicePoint, Inc. (b)                                                                          1,825,350
                  17,000   Corporate Executive Board Co.                                                                  1,103,470
                  67,000   Donaldson Co., Inc.                                                                            2,381,850
                  74,480   Expeditors International of                                                                    3,076,024
                           Washington, Inc.
                  60,920   Fastenal Co.                                                                                   2,550,111
                  47,000   Graco, Inc.                                                                                    1,893,160
                 128,500   Knight Transportation, Inc.                                                                    2,490,330
                  21,000   Precision Castparts Corp.                                                                      2,548,560
                  82,000   Roper Industries, Inc.                                                                         4,682,200
                  82,000   Stericycle, Inc. (b)                                                                           3,645,720
                                                                                                                     --------------
                                                                                                                         26,196,775
                                                                                                                     --------------
Information Technology  (19.82%):
                  58,000   Amdocs Ltd. ADR (b)                                                                            2,309,560
                  87,220   ANSYS, Inc. (b)                                                                                2,311,330
                  42,000   CDW Corp. (b)                                                                                  3,568,740
                  79,000   Cognos, Inc. ADR (b)                                                                           3,133,930
                  24,000   DST Systems, Inc. (b)                                                                          1,901,040
                  71,000   FactSet Research Systems, Inc.                                                                 4,852,850
                 104,000   Jabil Circuit, Inc.                                                                            2,295,280
                  62,000   Microchip Technology, Inc.                                                                     2,296,480
                                                                                                                     --------------
                                                                                                                         22,669,210
                                                                                                                     --------------
Materials  (1.42%):
                  42,000   Albemarle Corp.                                                                                1,618,260
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $88,736,395)                                                                                  113,151,266
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
INVESTMENT COMPANIES  (0.32%):
                 367,596   Wells Fargo Prime Investment                                                                     367,596
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $367,596)                                                                                  367,596
                                                                                                                     --------------

REPURCHASE AGREEMENT  (0.35%):
                $400,000   Deutsche Bank Securities, dated                                                                  400,000
                           6/29/07; due 7/2/07 at 5.35% with                                                         --------------
                           maturity value of $400,178 (fully
                           collateralized by U.S. Government
                           Agency Obligations
                           5.00%-6.50%,11/1/33-5/1/37)

TOTAL REPURCHASE AGREEMENT (COST $400,000)                                                                                  400,000
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $89,503,991) (a)   -   99.62%                                                                   113,918,862
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.38%                                                                           432,765
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  114,351,627
                                                                                                                     ==============

_________________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK SMID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMON STOCKS  (97.83%):
Consumer Discretionary  (17.79%):
                   5,100   Aeropostale, Inc. (b)                                                                     $      212,568
                  10,100   Coldwater Creek, Inc. (b)                                                                        234,623
                   5,200   Dick's Sporting Goods, Inc. (b)                                                                  302,484
                   6,300   O'Reilly Automotive, Inc. (b)                                                                    230,265
                   6,700   PetSmart, Inc.                                                                                   217,415
                   5,900   Pool Corp.                                                                                       230,277
                   3,800   Tractor Supply Co. (b)                                                                           197,790
                   4,200   Zumiez, Inc. (b)                                                                                 158,676
                                                                                                                     --------------
                                                                                                                          1,784,098
                                                                                                                     --------------
Consumer Staples  (2.53%):
                   4,000   Chattem, Inc. (b)                                                                                253,520
                                                                                                                     --------------
Energy  (4.82%):
                   6,450   Berry Petroleum Co., Class A                                                                     243,036
                   4,100   Smith International, Inc.                                                                        240,424
                                                                                                                     --------------
                                                                                                                            483,460
                                                                                                                     --------------
Financials  (11.36%):
                   5,600   East West Bancorp, Inc.                                                                          217,728
                   6,900   HCC Insurance Holdings, Inc.                                                                     230,529
                   4,650   Investment Technology Group, Inc.                                                                201,485
                           (b)
                   3,100   Legg Mason, Inc.                                                                                 304,978
                   2,400   Zions BanCorp.                                                                                   184,584
                                                                                                                     --------------
                                                                                                                          1,139,304
                                                                                                                     --------------
Healthcare  (20.78%):
                   4,300   ArthroCare Corp. (b)                                                                             188,813
                   5,400   Express Scripts, Inc. (b)                                                                        270,054
                   6,500   HealthExtras, Inc. (b)                                                                           192,270
                   3,500   Henry Schein, Inc. (b)                                                                           187,005
                   3,550   Kyphon, Inc. (b)                                                                                 170,933
                   4,700   Pharmaceutical Product                                                                           179,869
                           Development, Inc.
                   4,700   ResMed, Inc. (b)                                                                                 193,922
                   5,800   SonoSite, Inc. (b)                                                                               182,294
                   3,600   Varian Medical Systems, Inc. (b)                                                                 153,036
                   5,100   VCA Antech, Inc. (b)                                                                             192,219
                   3,700   West Pharmaceutical Services,                                                                    174,455
                           Inc.
                                                                                                                     --------------
                                                                                                                          2,084,870
                                                                                                                     --------------
Industrials  (17.08%):
                   3,250   DRS Technologies, Inc.                                                                           186,128
                   5,900   Expeditors International of                                                                      243,670
                           Washington, Inc.
                   4,200   Fastenal Co.                                                                                     175,812
                   3,300   Huron Consulting Group, Inc. (b)                                                                 240,933
                  10,225   Knight Transportation, Inc.                                                                      198,161
                   6,600   NuCo2, Inc. (b)                                                                                  169,422
                   4,300   Roper Industries, Inc.                                                                           245,530
                   5,700   Stericycle, Inc. (b)                                                                             253,421
                                                                                                                     --------------
                                                                                                                          1,713,077
                                                                                                                     --------------
Information Technology  (21.02%):
                   7,400   ANSYS, Inc. (b)                                                                                  196,100
                   3,100   CDW Corp. (b)                                                                                    263,407
                   4,700   Cognos, Inc. ADR (b)                                                                             186,449
                   5,650   Cymer, Inc. (b)                                                                                  227,130
                   3,800   DST Systems, Inc. (b)                                                                            300,998
                   4,800   FactSet Research Systems, Inc.                                                                   328,079
                   8,600   Jabil Circuit, Inc.                                                                              189,802
                   6,400   Microchip Technology, Inc.                                                                       237,056
                   4,650   Zebra Technologies Corp., Class A                                                                180,141
                           (b)
                                                                                                                     --------------
                                                                                                                          2,109,162
                                                                                                                     --------------
Materials  (2.45%):
                   8,650   Valspar Corp.                                                                                    245,747
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $8,084,608)                                                                                     9,813,238
                                                                                                                     --------------


                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
INVESTMENT COMPANIES  (2.22%):
                 223,026   Wells Fargo Prime Investment                                                                     223,026
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $223,026)                                                                                  223,026
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $8,307,634) (a)   -   100.05%                                                                    10,036,264
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.05)%                                                                         (5,271)
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $   10,030,993
                                                                                                                     ==============

_________________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK ENTERPRISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMON STOCKS  (98.19%):
Consumer Discretionary  (18.78%):
                  65,000   Benihana, Inc., Class A (b)                                                               $    1,300,000
                 197,250   Cache, Inc. (b)                                                                                2,617,508
                 110,400   Carmike Cinemas, Inc. (c)                                                                      2,424,384
                 649,000   Casual Male Retail Group, Inc. (b)(c)                                                          6,554,900
                 300,000   Comstock Homebuilding Cos., Inc.,                                                                825,000
                           Class A (b)(c)
                 159,971   Deb Shops, Inc.                                                                                4,423,198
                 295,800   Dixie Group, Inc. (The) (b)                                                                    3,697,500
                 495,400   Hancock Fabrics, Inc. (b)(c)                                                                   1,387,120
                 203,000   McCormick & Schmick's Seafood                                                                  5,265,820
                           Restaurants, Inc. (b)
                 487,400   Movado Group, Inc.                                                                            16,444,876
                 762,900   Regent Communications, Inc. (b)                                                                2,555,715
                 394,000   Steinway Musical Instruments, Inc.                                                            13,628,460
                 260,000   Tefron Ltd. ADR                                                                                2,397,200
                 149,000   Universal Electronics, Inc. (b)                                                                5,411,680
                                                                                                                     --------------
                                                                                                                         68,933,361
                                                                                                                     --------------
Consumer Staples  (1.50%):
                 500,000   NutraCea (b)(c)                                                                                1,705,000
                 360,400   Topps Co., Inc. (The)                                                                          3,787,804
                                                                                                                     --------------
                                                                                                                          5,492,804
                                                                                                                     --------------
Energy  (4.55%):
                  79,300   Goodrich Petroleum Corp. (b)(c)                                                                2,746,159
                 100,000   Gulf Island Fabrication, Inc.                                                                  3,470,000
                 371,800   Tetra Technologies, Inc. (b)(c)                                                               10,484,760
                                                                                                                     --------------
                                                                                                                         16,700,919
                                                                                                                     --------------
Financials  (13.85%):
                 206,300   ASTA Funding, Inc. (c)                                                                         7,928,109
                 103,100   Boston Private Financial Holdings,                                                             2,770,297
                           Inc.
                  91,009   Capital Corp. of the West (c)                                                                  2,180,576
                  96,259   Cobiz, Inc. (c)                                                                                1,744,213
                 177,157   Dearborn BanCorp, Inc. (b)                                                                     3,002,811
                 158,800   FirstCity Financial Corp. (b)                                                                  1,595,940
                 131,096   Hanmi Financial Corp.                                                                          2,236,498
                 170,004   Harrington West Financial Group,                                                               2,677,563
                           Inc.
                 100,100   LaSalle Hotel Properties                                                                       4,346,342
                  81,391   Mercantile Bank Corp. (c)                                                                      2,205,696
                 140,289   MetroCorp Bancshares, Inc.                                                                     3,004,990
                 129,900   National Interstate Corp.                                                                      3,387,792
                  87,788   Northrim BanCorp, Inc.                                                                         2,397,490
                 268,666   Sanders Morris Harris Group, Inc.                                                              3,127,272
                  79,554   Sterling Financial Corp.                                                                       2,302,293
                 274,900   SWS Group, Inc.                                                                                5,943,338
                                                                                                                     --------------
                                                                                                                         50,851,220
                                                                                                                     --------------
Healthcare  (4.45%):
                 100,000   Kensey Nash Corp. (b)                                                                          2,681,000
                 262,500   Meridian Bioscience, Inc.                                                                      5,685,751
                 295,275   Penwest Pharmaceuticals Co. (b)(c)                                                             3,682,079
                 146,624   Young Innovations, Inc.                                                                        4,278,488
                                                                                                                     --------------
                                                                                                                         16,327,318
                                                                                                                     --------------


                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Industrials  (24.86%):
                 140,200   ABM Industries, Inc. (c)                                                                       3,618,562
                 252,770   Allied Defense Group, Inc. (b)(c)                                                              1,943,801
                 480,000   C&D Technologies, Inc. (b)(c)                                                                  2,688,000
                 130,600   CDI Corp.                                                                                      4,205,320
                 310,725   Columbus McKinnon Corp. (b)                                                                   10,005,345
                 257,000   EDO Corp. (c)                                                                                  8,447,590
                 215,200   Ennis Business Forms, Inc.                                                                     5,061,504
                  66,500   ESCO Technologies, Inc. (b)                                                                    2,411,290
                 189,000   Gehl Co. (b)                                                                                   5,738,040
                 445,500   LaBarge, Inc. (b)                                                                              5,475,195
                 241,837   LSI Industries, Inc.                                                                           4,328,882
                 188,000   Mac-Gray Corp. (b)                                                                             2,876,400
                 316,490   Nu Horizons Electronics Corp. (b)(c)                                                           4,212,482
                 152,200   Old Dominion Freight Line, Inc. (b)                                                            4,588,830
                 140,000   PGT, Inc. (b)                                                                                  1,530,200
                 188,010   Quixote Corp.                                                                                  3,515,787
                 350,393   Rush Enterprises, Inc., Class A (b)                                                            7,610,536
                 145,800   Saia, Inc. (b)                                                                                 3,974,508
                 264,900   Spectrum Control, Inc. (b)                                                                     4,471,512
                 129,789   Standard Parking Corp. (b)                                                                     4,559,488
                                                                                                                     --------------
                                                                                                                         91,263,272
                                                                                                                     --------------
Information Technology  (13.68%):
                 218,700   Comtech Telecommunications Corp.                                                              10,152,054
                           (b)
                 206,600   Covansys Corp. (b)                                                                             7,009,938
                 334,000   Edgewater Technology, Inc. (b)                                                                 2,631,920
                 542,732   HMS Holdings Corp. (b)(c)                                                                     10,387,890
                 591,300   Hypercom Corp. (b)                                                                             3,494,583
                 135,900   Landauer, Inc.                                                                                 6,693,075
                 445,400   NIC, Inc.                                                                                      3,046,536
                  31,533   Printronix, Inc.                                                                                 409,929
                 235,000   Sonic Solutions (b)                                                                            2,963,350
                 274,800   Tyler Technologies, Inc. (b)                                                                   3,410,268
                                                                                                                     --------------
                                                                                                                         50,199,543
                                                                                                                     --------------
Materials  (11.82%):
               1,124,600   Birch Mountain Resources Ltd. ADR                                                              4,003,576
                           (b)(c)
                 684,000   Intertape Polymer Group, Inc. ADR                                                              3,078,000
                           (b)
                 150,000   Koppers Holdings, Inc.                                                                         5,052,000
                 316,300   NN, Inc.                                                                                       3,732,340
                 569,500   Omnova Solutions, Inc. (b)                                                                     3,445,475
                 403,250   Penford Corp.                                                                                 11,004,693
                 763,300   U.S. Concrete, Inc. (b)                                                                        6,633,077
                 183,088   Universal Stainless & Alloy                                                                    6,450,190
                           Products, Inc. (b)                                                                        --------------
                                                                                                                         43,399,351
                                                                                                                     --------------
Telecommunication Services  (2.46%):
                 408,500   EMS Technologies, Inc. (b)                                                                     9,011,510
                                                                                                                     --------------
Utilities  (2.24%):
                 142,900   Central Vermont Public Service                                                                 5,384,472
                           Corp.
                 104,800   Unitil Corp.                                                                                   2,850,560
                                                                                                                     --------------
                                                                                                                          8,235,032
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $245,874,312)                                                                                 360,414,330
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.13%):
                 470,657   Wells Fargo Prime Investment                                                                     470,657
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $470,657)                                                                                  470,657
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN   -   11.07%
              $40,636,681  Various Securities                                                                            40,636,681
                           (see Notes to Schedules of Portfolio                                                      --------------
                           Investments for collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $40,636,681)                                            40,636,681
                                                                                                                     --------------

REPURCHASE AGREEMENT  (1.58%):
              $5,800,000   Deutsche Bank Securities, dated                                                                5,800,000
                           6/29/07; due 7/2/07 at 5.35% with                                                         --------------
                           maturity value of $5,802,586 (fully
                           collateralized by U.S. Government
                           Agency Obligations with a rate of
                           5.00% - 6.50% and maturity dates of
                           11/1/33 to 9/1/37)

TOTAL REPURCHASE AGREEMENT (COST $5,800,000)                                                                              5,800,000
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $292,781,650) (a)   -   110.97%                                                                 407,321,668
OTHER ASSETS IN EXCESS OF LIABILITIES   -   (10.97)%                                                                    (40,280,909)
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  367,040,759
                                                                                                                     ==============

_________________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2007.

Abbreviations used defined:
ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK SMALL CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMON STOCKS  (97.63%):
Consumer Discretionary  (23.25%):
                  37,700   Big 5 Sporting Goods Corp.                                                                $      961,350
                 115,700   Casual Male Retail Group, Inc. (b)(c)                                                          1,168,570
                  46,400   Hancock Fabrics, Inc. (b)(c)                                                                     129,920
                 154,100   Interface, Inc.                                                                                2,906,325
                  34,050   Men's Wearhouse, Inc.                                                                          1,738,934
                  78,900   Movado Group, Inc.                                                                             2,662,086
                  22,500   O'Charley's, Inc.                                                                                453,600
                  27,025   Pool Corp.                                                                                     1,054,786
                  33,900   Sally Beauty Holdings, Inc. (b)                                                                  305,100
                  66,600   Source Interlink Cos., Inc. (b)(c)                                                               331,668
                  71,800   Stein Mart, Inc.                                                                                 880,268
                  72,100   Steinway Musical Instruments, Inc.                                                             2,493,939
                  29,100   Steven Madden Ltd.                                                                               953,316
                  51,300   Stride Rite Corp.                                                                              1,039,338
                                                                                                                     --------------
                                                                                                                         17,079,200
                                                                                                                     --------------
Consumer Staples  (3.55%):
                  33,900   Alberto-Culver Co.                                                                               804,108
                  17,200   BJ's Wholesale Club, Inc. (b)                                                                    619,716
                  24,000   Nash-FInch Co. (c)                                                                             1,188,000
                                                                                                                     --------------
                                                                                                                          2,611,824
                                                                                                                     --------------
Energy  (2.94%):
                  53,300   Basic Energy Services, Inc. (b)                                                                1,362,881
                  19,000   World Fuel Services Corp.                                                                        799,140
                                                                                                                     --------------
                                                                                                                          2,162,021
                                                                                                                     --------------
Financials  (13.41%):
                  26,800   Amerisafe, Inc. (b)                                                                              526,084
                  10,000   Argonaut Group, Inc.                                                                             312,100
                 151,900   Ashford Hospitality Trust, Inc.                                                                1,786,344
                  28,100   ASTA Funding, Inc. (c)                                                                         1,079,883
                  14,100   Cadence Financial Corp.                                                                          274,668
                  25,108   Cash America International, Inc.                                                                 995,532
                  30,225   Delphi Financial Group, Inc., Class                                                            1,264,010
                           A
                  10,100   GB&T Bancshares, Inc. (c)                                                                        168,670
                  17,400   Pro-Assurance Corp. (b)                                                                          968,658
                  20,400   SWS Group, Inc.                                                                                  441,048
                  35,300   Thomas Weisel Partners Group, Inc.                                                               587,745
                           (b)
                  14,072   TriCo Bancshares                                                                                 314,650
                  56,500   UCBH Holdings, Inc.                                                                            1,032,255
                   4,200   Union Bankshares Corp.                                                                            97,440
                                                                                                                     --------------
                                                                                                                          9,849,087
                                                                                                                     --------------
Healthcare  (11.33%):
                 118,500   Angiotech Pharmaceuticals, Inc.                                                                  842,535
                           ADR (b)
                  15,100   Digene Corp. (b)                                                                                 906,755
                  31,100   Invacare Corp.                                                                                   570,063
                  50,900   Inverness Medical Innovations, Inc.                                                            2,596,917
                           (b)(c)
                  44,602   Polymedica Corp. (c)                                                                           1,821,992
                  52,975   PSS World Medical, Inc. (b)                                                                      965,205
                  14,600   Respironics, Inc. (b)                                                                            621,814
                                                                                                                     --------------
                                                                                                                          8,325,281
                                                                                                                     --------------
Industrials  (23.26%):
                  13,200   Arkansas Best Corp.                                                                              514,404
                  42,600   Blount International, Inc. (b)                                                                   557,208
                  75,600   C&D Technologies, Inc. (b)(c)                                                                    423,360
                  70,600   Carlisle Co.                                                                                   3,283,606
                  18,300   CDI Corp.                                                                                        589,260
                  41,300   Columbus McKinnon Corp. (b)                                                                    1,329,860
                  18,900   Franklin Electric Co., Inc. (c)                                                                  891,702
                  61,800   Gardner Denver, Inc. (b)                                                                       2,629,590
                  32,900   Gehl Co. (b)                                                                                     998,844
                  21,300   Interline Brands, Inc. (b)                                                                       555,504
                  40,400   Lamson & Sessions Co. (b)                                                                      1,073,428

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                  19,600   Manitowoc Co., Inc. (The)                                                                      1,575,448
                   9,500   NCI Building Systems, Inc. (b)(c)                                                                468,635
                  15,600   Pacer International, Inc.                                                                        366,912
                  28,000   Wabtec Corp.                                                                                   1,022,840
                  21,500   Watts Water Technologies, Inc.,                                                                  805,605
                           Class A (c)
                                                                                                                     --------------
                                                                                                                         17,086,206
                                                                                                                     --------------
Information Technology  (9.31%):
                  75,900   Aeroflex, Inc. (b)                                                                             1,075,503
                  47,100   Aspen Technology, Inc. (b)                                                                       659,400
                  53,950   Benchmark Electronics, Inc. (b)                                                                1,220,349
                  28,100   Comtech Telecommunications Corp.                                                               1,304,402
                           (b)
                  32,400   Daktronics, Inc. (c)                                                                             695,952
                  80,100   Skyworks Solutions, Inc. (b)                                                                     588,735
                  73,100   Sonic Solutions (b)                                                                              921,791
                  16,900   Xyratex Ltd. (b)                                                                                 375,687
                                                                                                                     --------------
                                                                                                                          6,841,819
                                                                                                                     --------------
Materials  (7.48%):
                 160,200   Birch Mountain Resources Ltd. ADR                                                                570,312
                           (b)(c)
                  26,500   H.B. Fuller Co.                                                                                  792,085
                  73,400   Hercules, Inc. (b)                                                                             1,442,310
                 110,100   Intertape Polymer Group, Inc. ADR                                                                495,450
                           (b)
                  30,600   Koppers Holdings, Inc.                                                                         1,030,608
                  44,000   Spartech Corp.                                                                                 1,168,200
                                                                                                                     --------------
                                                                                                                          5,498,965
                                                                                                                     --------------
Telecommunication Services  (1.62%):
                  91,200   Premiere Global Services, Inc. (b)                                                             1,187,424
                                                                                                                     --------------
Utilities  (1.48%):
                  19,800   Energen Corp.                                                                                  1,087,812
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $45,668,566)                                                                                   71,729,639
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.56%):
                 409,676   Wells Fargo Prime Investment                                                                     409,676
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $409,676)                                                                                  409,676
                                                                                                                     --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN   -   10.27%
              $7,546,293   Various Securities                                                                             7,546,293
                           (see Notes to Schedules of Portfolio                                                      --------------
                           Investments for collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $7,546,293)                                              7,546,293
                                                                                                                     --------------

REPURCHASE AGREEMENT  (2.31%):
               1,700,000   Deutsche Bank Securities, dated                                                                1,700,000
                           6/29/07; due 7/2/07 at 5.35% with                                                         --------------
                           maturity value of $1,700,758 (fully
                           collateralized by U.S. Government
                           Agency Obligations
                           5.00%-6.50%,11/1/33-5/1/37)

TOTAL REPURCHASE AGREEMENT (COST $1,700,000)                                                                              1,700,000
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $55,324,535) (a)   -   110.77%                                                                   81,385,608
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (10.77)%                                                                     (7,915,159)
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $   73,470,449
                                                                                                                     ==============

_________________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2007.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMON STOCKS  (99.25%):
Consumer Discretionary  (8.66%):
                 144,630   CBS Corp., Class B                                                                        $    4,819,073
                  59,970   D.R. Horton, Inc.                                                                              1,195,202
                  26,400   Johnson Controls, Inc.                                                                         3,056,328
                  82,920   McDonald's Corp.                                                                               4,209,019
                  94,040   Newell Rubbermaid, Inc.                                                                        2,767,597
                  89,860   Time Warner, Inc.                                                                              1,890,654
                 101,560   TJX Cos., Inc.                                                                                 2,792,900
                  34,550   VF Corp.                                                                                       3,164,089
                                                                                                                     --------------
                                                                                                                         23,894,862
                                                                                                                     --------------
Consumer Staples  (7.55%):
                 107,660   Coca-Cola Co. (The)                                                                            5,631,694
                  45,440   General Mills, Inc.                                                                            2,654,605
                  75,030   Kimberly-Clark Corp.                                                                           5,018,757
                  44,880   Procter & Gamble Co.                                                                           2,746,207
                 140,450   Safeway, Inc.                                                                                  4,779,514
                                                                                                                     --------------
                                                                                                                         20,830,777
                                                                                                                     --------------
Energy  (12.88%):
                  79,780   Anadarko Petroleum Corp.                                                                       4,147,762
                  79,180   Apache Corp.                                                                                   6,460,296
                  51,530   Chevron Corp.                                                                                  4,340,887
                  60,490   ConocoPhillips                                                                                 4,748,465
                 121,880   Exxon Mobil Corp.                                                                             10,223,294
                  47,980   Marathon Oil Corp.                                                                             2,876,881
                  44,500   Noble Energy, Inc.                                                                             2,776,355
                                                                                                                     --------------
                                                                                                                         35,573,940
                                                                                                                     --------------
Financials  (30.54%):
                  99,340   AFLAC, Inc.                                                                                    5,106,076
                  92,940   American International Group, Inc.                                                             6,508,588
                  41,080   Ameriprise Financial, Inc.                                                                     2,611,456
                 150,030   Bank of America Corp.                                                                          7,334,966
                  52,660   CBL & Associates Properties, Inc.                                                              1,898,393
                 179,106   Citigroup, Inc.                                                                                9,186,346
                  25,330   Countrywide Financial Corp.                                                                      920,746
                 116,760   Federal National Mortgage                                                                      7,627,930
                           Association
                  27,890   Hartford Financial Services Group,                                                             2,747,444
                           Inc.
                 220,610   JPMorgan Chase & Co.                                                                          10,688,554
                  66,630   Kimco Realty Corp.                                                                             2,536,604
                  59,000   Lincoln National Corp.                                                                         4,186,050
                  34,870   Merrill Lynch & Co., Inc.                                                                      2,914,435
                  58,080   Morgan Stanley                                                                                 4,871,750
                  27,620   Prudential Financial, Inc.                                                                     2,685,493
                  41,120   SunTrust Banks, Inc.                                                                           3,525,629
                 108,570   U.S. Bancorp                                                                                   3,577,382
                  46,582   Wachovia Corp.                                                                                 2,387,328
                  84,430   Wells Fargo & Co.                                                                              2,969,403
                                                                                                                     --------------
                                                                                                                         84,284,573
                                                                                                                     --------------
Healthcare  (8.06%):
                  51,380   Medco Health Solutions, Inc. (b)                                                               4,007,126
                 169,630   Merck & Co., Inc.                                                                              8,447,575
                  46,800   WellPoint, Inc. (b)                                                                            3,736,044
                 105,310   Wyeth                                                                                          6,038,475
                                                                                                                     --------------
                                                                                                                         22,229,220
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Industrials  (11.68%):
                  19,160   Burlington Northern Santa Fe Corp.                                                             1,631,282
                  85,050   Dover Corp.                                                                                    4,350,308
                  31,860   General Dynamics Corp.                                                                         2,492,089
                 344,470   General Electric Co.                                                                          13,186,311
                  85,410   Goodrich Corp.                                                                                 5,087,020
                  58,870   W.W. Grainger, Inc.                                                                            5,477,854
                                                                                                                     --------------
                                                                                                                         32,224,864
                                                                                                                     --------------
Information Technology  (4.87%):
                  79,460   Dell, Inc. (b)                                                                                 2,268,583
                  80,610   Fidelity National Information                                                                  4,375,511
                           Services, Inc.
                  72,970   Hewlett-Packard Co.                                                                            3,255,921
                 199,580   Motorola, Inc.                                                                                 3,532,566
                                                                                                                     --------------
                                                                                                                         13,432,581
                                                                                                                     --------------
Materials  (3.95%):
                  52,640   Air Products & Chemicals, Inc.                                                                 4,230,677
                 116,070   Alcoa, Inc.                                                                                    4,704,317
                  44,120   Dow Chemical Co.                                                                               1,950,986
                                                                                                                     --------------
                                                                                                                         10,885,980
                                                                                                                     --------------
Telecommunication Services  (6.98%):
                 170,380   AT&T, Inc.                                                                                     7,070,770
                  99,320   Sprint Nextel Corp.                                                                            2,056,917
                 245,850   Verizon Communications, Inc.                                                                  10,121,645
                                                                                                                     --------------
                                                                                                                         19,249,332
                                                                                                                     --------------
Utilities  (4.08%):
                  40,990   Dominion Resources, Inc.                                                                       3,537,847
                  36,060   Edison International                                                                           2,023,687
                  47,730   Exelon Corp.                                                                                   3,465,198
                  79,950   MDU Resources Group, Inc.                                                                      2,241,798
                                                                                                                     --------------
                                                                                                                         11,268,530
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $236,501,423)                                                                                 273,874,659
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.16%):
                 430,060   Wells Fargo Prime Investment                                                                     430,060
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $430,060)                                                                                  430,060
                                                                                                                     --------------

REPURCHASE AGREEMENT  (0.98%):
              $2,700,000   Deutsche Bank Securities, dated                                                                2,700,000
                           6/29/07; due 7/2/07 at 5.35% with                                                         --------------
                           maturity value of $2,701,204 (fully
                           collateralized by U.S. Government
                           Agency Obligations
                           5.00%-6.50%,11/1/33-5/1/37)

TOTAL REPURCHASE AGREEMENT (COST $2,700,000)                                                                              2,700,000
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $239,631,483) (a)   -   100.39%                                                                 277,004,719
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.39)%                                                                     (1,087,946)
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  275,916,773
                                                                                                                     ==============

_________________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMON STOCKS  (93.71%):
Consumer Discretionary  (20.62%):
                  70,000   Aftermarket Technology Corp. (b)                                                          $    2,077,599
                  29,800   Ambassadors International, Inc.                                                                  991,148
                  34,500   America's Car Mart, Inc. (b)                                                                     468,855
                  15,000   AMREP Corp.                                                                                      713,250
                  60,000   Asbury Automotive Group, Inc.                                                                  1,497,000
                  40,000   Ashworth, Inc. (b)                                                                               280,000
                  65,000   Audiovox Corp., Class A (b)                                                                      843,050
                  90,000   Bakers Footwear Group, Inc. (b)                                                                  651,600
                  29,000   Bassett Furniture Industries, Inc.                                                               395,850
                  83,300   Bell Microproducts, Inc. (b)                                                                     543,116
                  12,500   Benihana, Inc. (b)                                                                               250,875
                  25,000   Benihana, Inc., Class A (b)                                                                      500,000
                  22,000   Big Dog Holdings, Inc. (b)                                                                       355,520
                  69,000   Bluegreen Corp. (b)                                                                              806,610
                  45,000   Bon-Ton Stores, Inc. (The)                                                                     1,802,700
                  46,000   Books-A-Million, Inc.                                                                            779,240
                  15,127   Bowl America, Inc., Class A                                                                      257,915
                  29,000   Building Materials Holding Corp.                                                                 411,510
                  23,000   Carmike Cinemas, Inc.                                                                            505,080
                  61,000   Charlotte Russe Holding, Inc. (b)                                                              1,639,070
                  42,010   Chromcraft Revington, Inc. (b)                                                                   314,655
                  45,000   Cobra Electronics Corp.                                                                          433,800
                  40,000   CompX International, Inc.                                                                        740,000
                 110,000   Comstock Homebuilding Cos., Inc.,                                                                302,500
                           Class A (b)
                  84,000   Cost Plus, Inc. (b)                                                                              712,320
                  85,000   Cost-U-Less, Inc. (b)                                                                            931,600
                  40,000   Deb Shops, Inc.                                                                                1,106,000
                  42,000   Delta Apparel, Inc.                                                                              762,300
                  56,000   Dixie Group, Inc. (The) (b)                                                                      700,000
                  22,000   Dominion Homes, Inc. (b)                                                                         101,860
                  40,000   Dorman Products, Inc. (b)                                                                        552,800
                  17,500   Duckwall-ALCO Stores, Inc. (b)                                                                   652,750
                  84,000   Emmis Communications Corp.,                                                                      773,640
                           Class A
                 117,000   Finish Line, Inc. (The), Class A                                                               1,065,870
                  48,000   Finlay Enterprises, Inc. (b)                                                                     257,760
                  95,000   First Cash Financial Services, Inc.                                                            2,226,799
                           (b)
                  56,000   Flexsteel Industries, Inc.                                                                       811,440
                  48,000   Friedman's, Inc., Class A (b)(c)(d)                                                                    0
                  53,000   Furniture Brands International, Inc.                                                             752,600
                  85,000   Golfsmith International Holdings,                                                                587,350
                           Inc. (b)
                  59,000   Gottschalks, Inc. (b)                                                                            701,510
                  24,000   GTSI Corp. (b)                                                                                   309,840
                  26,000   Hampshire Group Ltd. (b)                                                                         439,400
                 106,000   Handleman Co.                                                                                    660,380
                  78,300   Hartmarx Corp. (b)                                                                               624,051
                  89,000   Hastings Entertainment, Inc. (b)                                                                 631,900
                  61,750   Haverty Furniture Cos., Inc.                                                                     720,623
                  27,000   Helen of Troy Ltd. ADR (b)                                                                       729,000
                  31,000   Hooker Furniture Corp.                                                                           695,640
                  20,000   Industrial Distribution Group, Inc.                                                              225,800
                           (b)
                 135,000   Interstate Hotels & Resorts, Inc.                                                                704,700
                           (b)
                  75,000   Isle of Capri Casinos, Inc. (b)                                                                1,797,000


                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                  15,000   J. Alexander's Corp.                                                                             217,500
                  73,000   JAKKS Pacific, Inc. (b)                                                                        2,054,220
                  29,000   Johnson Outdoors, Inc., Class A                                                                  585,510
                           (b)
                 102,000   Journal Register Co.                                                                             456,960
                  93,657   K2, Inc. (b)                                                                                   1,422,650
                  55,000   Kimball International, Inc., Class B                                                             770,550
                  58,310   Lakeland Industries, Inc. (b)                                                                    808,177
                  22,000   Landry's Restaurants, Inc.                                                                       665,720
                  95,270   Lazare Kaplan International, Inc. (b)                                                            754,538
                  47,000   Lenox Group, Inc. (b)                                                                            330,410
                  53,000   Levitt Corp., Class A                                                                            499,790
                  31,000   Lifetime Brands, Inc.                                                                            633,950
                  25,000   Lithia Motors, Inc., Class A                                                                     633,500
                  37,800   M/I Homes, Inc.                                                                                1,005,480
                  58,000   MAIR Holdings, Inc. (b)                                                                          382,800
                  28,000   Marcus Corp.                                                                                     665,280
                  43,000   MarineMax, Inc. (b)                                                                              860,860
                  21,300   Mestek, Inc. (b)                                                                                 298,200
                  50,000   Monaco Coach Corp.                                                                               717,500
                  69,400   Movado Group, Inc.                                                                             2,341,555
                  10,300   Nobility Homes, Inc.                                                                             216,609
                  32,000   O'Charley's, Inc.                                                                                645,120
                  41,000   Orleans Homebuilders, Inc.                                                                       346,450
                  60,000   Palm Harbor Homes, Inc. (b)                                                                      849,000
                  82,000   PC Connection, Inc. (b)                                                                        1,085,680
                  65,000   PeopleSupport, Inc. (b)                                                                          737,750
                  36,750   Perry Ellis International, Inc. (b)                                                            1,182,248
                 135,000   Point.360 (b)                                                                                    778,950
                  54,000   Prestige Brands Holdings, Inc. (b)                                                               700,920
                  90,600   Radio One, Inc., Class D (b)                                                                     639,636
                  56,000   Red Lion Hotels Corp. (b)                                                                        719,600
                  37,550   Rex Stores Corp. (b)                                                                             744,617
                  40,000   Rocky Brands, Inc. (b)                                                                           740,800
                  11,300   S&K Famous Brands, Inc. (b)                                                                      146,900
                  80,000   Saga Communications, Inc. (b)                                                                    784,000
                  45,150   Salem Communications Corp., Class A                                                              500,714
                  90,000   Shiloh Industries, Inc.                                                                        1,096,200
                  36,000   Shoe Carnival, Inc. (b)                                                                          989,640
                 131,000   Source Interlink Cos., Inc. (b)                                                                  652,380
                  31,500   Sport Chalet, Inc., Class A (b)                                                                  317,205
                   4,500   Sport Chalet, Inc., Class B (b)                                                                   45,000
                  46,000   StarTek, Inc.                                                                                    496,340
                 111,000   Stein Mart, Inc.                                                                               1,360,860
                  26,000   Steinway Musical Instruments, Inc.                                                               899,340
                  17,000   Strattec Security Corp. (b)                                                                      799,000
                  41,000   Superior Uniform Group, Inc.                                                                     535,050
                  63,000   Supreme Industries, Inc., Class A                                                                437,220
                  43,000   Syms Corp. (b)                                                                                   848,390
                  72,000   Systemax, Inc.                                                                                 1,498,320
                  15,000   Tandy Brands Accessories, Inc.                                                                   189,900
                  55,000   The Steak n Shake Co. (b)                                                                        917,950
                 150,000   Trans World Entertainment Corp.                                                                  696,000
                           (b)
                  50,000   Tuesday Morning Corp.                                                                            618,000
                  65,000   United Retail Group, Inc. (b)                                                                    755,950
                   3,200   Vulcan International Corp.                                                                       184,800
                  35,900   WCI Communities, Inc. (b)                                                                        598,812
                  75,080   Westwood One, Inc.                                                                               539,825
                  33,400   Weyco Group, Inc.                                                                                899,462
                                                                                                                     --------------
                                                                                                                         80,095,664
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Consumer Staples  (8.50%):
                  31,000   Air Methods Corp. (b)                                                                          1,136,770
                  73,000   American Italian Pasta Co. (b)                                                                   700,800
                  11,000   American Shared Hospital Services                                                                 64,350
                  42,800   Andersons, Inc. (The)                                                                          1,940,124
                  92,000   BioScrip, Inc. (b)                                                                               441,600
                   9,300   Cagle's, Inc., Class A (b)                                                                        73,284
                  44,000   Carriage Services, Inc. (b)                                                                      363,440
                  36,000   Chiquita Brands International, Inc.                                                              682,560
                  39,000   Consolidated Graphics, Inc. (b)                                                                2,701,919
                  37,000   Cornell Cos., Inc. (b)                                                                           908,720
                  32,000   CSS Industries, Inc.                                                                           1,267,520
                  28,000   E-Z-EM, Inc. (b)                                                                                 448,000
                  70,000   Electro Rent Corp.                                                                             1,017,800
                  83,000   Elizabeth Arden, Inc. (b)                                                                      2,013,580
                  41,600   Exponent, Inc. (b)                                                                               930,592
                  42,000   Farmer Brothers Co.                                                                              950,460
                   2,250   FRMO Corp. (b)                                                                                    20,813
                  36,000   Gaiam, Inc. (b)                                                                                  656,280
                  67,000   Ingles Markets, Inc., Class A                                                                  2,308,150
                  20,313   IntegraMed America, Inc. (b)                                                                     227,500
                   7,100   Kewaunee Scientific Corp.                                                                         92,087
                  30,000   Lannett Co., Inc. (b)                                                                            181,500
                   7,500   McRae Industries, Inc., Class A                                                                   99,750
                  44,000   MGP Ingredients, Inc.                                                                            743,600
                 143,000   ML Macadamia Orchards LP                                                                         732,160
                  37,500   Monro Muffler Brake, Inc.                                                                      1,404,375
                  35,000   Nash-FInch Co.                                                                                 1,732,500
                  84,000   National Beverage Corp. (b)                                                                      966,840
                  18,300   Nobel Learning Communities, Inc.                                                                 266,814
                           (b)
                  69,000   Omega Protein Corp. (b)                                                                          638,940
                  42,000   PDI, Inc. (b)                                                                                    430,920
                 110,000   Redhook Ale Brewery, Inc. (b)                                                                    878,900
                  52,575   Sanderson Farms, Inc.                                                                          2,366,927
                  52,000   Spartan Stores, Inc.                                                                           1,711,320
                  76,450   Spectrum Brands, Inc. (b)                                                                        517,567
                  29,000   Synovis Life Technologies, Inc. (b)                                                              417,600
                  91,000   Tasty Baking Co.                                                                                 951,860
                                                                                                                     --------------
                                                                                                                         32,987,922
                                                                                                                     --------------
Energy  (3.40%):
                 119,000   Brigham Exploration Co. (b)                                                                      698,530
                  40,000   Callon Petroleum Co. (b)                                                                         566,800
                  48,000   Edge Petroleum Corp. (b)                                                                         672,480
                  37,077   Enbridge Energy Management, LLC                                                                2,062,964
                           (b)
                  34,000   Gulf Island Fabrication, Inc.                                                                  1,179,800
                  98,000   Harvest Natural Resources, Inc.                                                                1,167,180
                           (b)
                  40,000   Lufkin Industries, Inc.                                                                        2,582,000
                 106,000   Newpark Resources, Inc. (b)                                                                      821,500
                  43,000   NGP Capital Resources Co.                                                                        718,960
                  20,000   PHI, Inc., Non Voting (b)                                                                        595,800
                  14,600   PHI, Inc., Voting (b)                                                                            452,600
                  39,000   Prospect Energy Corp.                                                                            681,330
                  49,000   Resource America, Inc., Class A                                                                1,009,890
                                                                                                                     --------------
                                                                                                                         13,209,834
                                                                                                                     --------------
Financials  (17.87%):
                  70,000   21st Century Holdings Co.                                                                        751,800
                  50,000   ACA Capital Holdings, Inc. (b)                                                                   595,000
                  40,000   Affirmative Insurance Holdings,                                                                  610,000
                           Inc.
                  71,000   AmCOMP, Inc. (b)                                                                                 692,250
                 105,000   American Equity Investment Life                                                                1,268,400
                           Holding Co.
                  75,000   American Independence Corp. (b)                                                                  827,250
                  19,000   American Safety Insurance Holdings                                                               452,770
                           Ltd. ADR (b)
                  30,000   Ameris Bancorp                                                                                   674,100
                  21,000   Baldwin & Lyons, Inc., Class B                                                                   545,580
                  14,500   Bancinsurance Corp. (b)                                                                           91,350
                  31,000   Banner Corp.                                                                                   1,055,860

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                  52,000   California First National BanCorp                                                                758,680
                  21,000   Camco Financial Corp.                                                                            261,660
                   5,200   Capital Southwest Corp.                                                                          810,108
                  38,000   Capitol Bancorp Ltd.                                                                           1,038,540
                  25,000   Citizens South Banking Corp.                                                                     315,500
                  48,150   Citizens, Inc. (b)                                                                               338,976
                 133,000   Consumer Portfolio Services, Inc.                                                                831,250
                           (b)
                  43,000   Cowen Group, Inc. (b)                                                                            770,130
                 123,000   Credit Acceptance Corp. (b)                                                                    3,300,091
                  41,500   Deerfield Triarc Capital Corp.                                                                   607,145
                  65,777   Donegal Group, Inc., Class A                                                                     980,077
                  12,444   Donegal Group, Inc., Class B                                                                     204,330
                  75,040   Dynex Capital, Inc. (b)                                                                          619,080
                  31,000   EMC Insurance Group, Inc.                                                                        769,420
                  40,000   First Financial Corp.                                                                          1,174,400
                  39,181   First Indiana Corp.                                                                              866,684
                  54,000   First Merchants Corp.                                                                          1,297,620
                  14,000   First PacTrust BanCorp, Inc.                                                                     349,720
                  38,000   First Place Financial Corp.                                                                      802,560
                  42,000   First State BanCorp                                                                              894,180
                  25,000   FirstCity Financial Corp. (b)                                                                    251,250
                  27,000   FPIC Insurance Group, Inc. (b)                                                                 1,100,790
                  55,000   Gateway Financial Holdings, Inc.                                                                 803,550
                  45,000   Gladstone Investment Corp.                                                                       639,450
                  87,220   Hanover Capital Mortgage Holdings,                                                               416,039
                           Inc.
                  38,000   HF Financial Corp.                                                                               665,760
                  13,000   Home Federal BanCorp                                                                             372,190
                  36,000   Independence Holding Co.                                                                         735,480
                  31,000   Intervest Bancshares Corp.                                                                       872,960
                   8,300   Investors Title Co.                                                                              419,814
                  24,000   Jefferson Bancshares, Inc.                                                                       283,440
                  17,000   Kansas City Life Insurance Co.                                                                   790,840
                 135,000   KMG America Corp. (b)                                                                            708,750
                  56,930   LaBranche & Co., Inc. (b)                                                                        420,143
                  11,000   LSB Corp.                                                                                        185,350
                  37,000   Mass Financial Corp., Class A ADR                                                                166,500
                           (b)
                  69,000   Meadowbrook Insurance Group, Inc.                                                                756,240
                           (b)
                  62,000   Medallion Financial Corp.                                                                        733,460
                  43,000   Mercer Insurance Goup, Inc.                                                                      855,700
                 174,000   MFA Mortgage Investments, Inc.                                                                 1,266,720
                 136,000   MicroFinancial, Inc.                                                                             843,200
                  49,800   Midland Co.                                                                                    2,337,612
                  12,000   MutualFirst Financial, Inc.                                                                      220,560
                  62,000   National Atlantic Holdings Corp.,                                                                861,180
                           Class A (b)
                   5,300   National Security Group, Inc. (The)                                                              100,700
                   6,000   National Western Life Insurance                                                                1,517,520
                           Co., Class A
                  36,400   Navigators Group, Inc. (The) (b)                                                               1,961,960
                  16,000   NYMAGIC, Inc.                                                                                    643,200
                  91,000   Opteum, Inc., Class A                                                                            247,520
                  18,000   Pacific Mercantile BanCorp (b)                                                                   254,880
                  85,000   Partners Trust Financial Group, Inc.                                                             892,500
                  50,000   Patriot Capitol Funding, Inc.                                                                    742,500
                 104,830   Paulson Capital Corp. (b)                                                                        560,841
                  29,000   Peoples BanCorp, Inc.                                                                            785,030
                  65,000   PMA Capital Corp., Class A (b)                                                                   694,850
                  37,900   PMC Commercial Trust                                                                             498,385
                  40,000   Presidential Life Corp.                                                                          786,400
                  19,000   Provident Financial Holdings, Inc.                                                               475,000
                  38,500   PXRE Group Ltd. ADR (b)                                                                          178,640
                  89,000   Reis, Inc. (b)                                                                                   808,120
                  46,000   RTW, Inc. (b)                                                                                    374,440
                  17,000   Safety Insurance Group, Inc.                                                                     703,800

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                  50,000   Sanders Morris Harris Group, Inc.                                                                582,000
                  35,000   SCPIE Holdings, Inc. (b)                                                                         875,000
                  42,000   Seabright Insurance Holdings (b)                                                                 734,160
                  37,000   Simmons First National Corp., Class A                                                          1,020,830
                  32,000   Southern Community Financial                                                                     283,200
                           Corp.
                  98,000   Specialty Underwriters' Alliance, Inc.                                                           775,180
                           (b)
                  47,000   Stewart Information Services Corp.                                                             1,872,010
                  30,666   Stifel Financial Corp. (b)                                                                     1,805,921
                  73,500   SWS Group, Inc.                                                                                1,589,070
                  49,490   Tarragon Corp. (b)                                                                               418,685
                  54,000   TierOne Corp.                                                                                  1,625,400
                  24,000   Triad Guaranty, Inc. (b)                                                                         958,320
                  40,268   Unico American Corp. (b)                                                                         535,967
                  21,000   United Capital Corp. (b)                                                                         603,750
                  97,000   United Community Financial Corp.                                                                 968,060
                  19,000   United Western Bancorp, Inc.                                                                     479,750
                   4,600   Ziegler Cos., Inc.                                                                               149,500
                  80,000   ZipRealty, Inc. (b)                                                                              600,000
                                                                                                                     --------------
                                                                                                                         69,364,578
                                                                                                                     --------------
Healthcare  (5.23%):
                  54,000   Albany Molecular Research (b)                                                                    801,900
                 128,000   Allied Healthcare International, Inc.                                                            358,400
                           (b)
                  46,000   AngioDynamics, Inc. (b)                                                                          828,460
                  39,000   Cholestech Corp. (b)                                                                             857,610
                  26,000   CONMED Corp. (b)                                                                                 761,280
                  46,000   Cross Country Healthcare, Inc. (b)                                                               767,280
                  52,000   DJ Orthopedics, Inc. (b)                                                                       2,146,040
                  76,970   Hanger Orthopedic Group, Inc. (b)                                                                831,276
                  82,000   HealthTronics Surgical Services, Inc.                                                            356,700
                           (b)
                  28,000   Invacare Corp.                                                                                   513,240
                  37,000   Martek Biosciences Corp. (b)                                                                     960,890
                  43,500   Matria Healthcare, Inc. (b)                                                                    1,317,180
                  84,000   Medical Staffing Network Holdings,                                                               457,800
                           Inc. (b)
                  73,670   Merge Technologies, Inc. (b)                                                                     481,065
                  42,000   National Dentex Corp. (b)                                                                        788,340
                  61,000   National Home Health Care Corp.                                                                  768,600
                  64,000   National Medical Health Card                                                                   1,021,440
                           Systems, Inc. (b)
                  90,000   Option Care, Inc.                                                                              1,386,000
                  44,000   Pediatric Services of America, Inc.                                                              701,360
                           (b)
                  78,000   Penn Treaty American Corp. (b)                                                                   446,160
                  30,000   Pharmanet Development Group, Inc.                                                                956,400
                            (b)
                  49,000   RehabCare Group, Inc. (b)                                                                        697,760
                  62,000   Res-Care, Inc. (b)                                                                             1,310,680
                 103,000   Stewart Enterprises, Inc., Class A                                                               802,370
                                                                                                                     --------------
                                                                                                                         20,318,231
                                                                                                                     --------------
Industrials  (16.67%):
                  24,000   Alamo Group, Inc.                                                                                604,800
                  44,000   Altra Holdings, Inc. (b)                                                                         760,320
                   7,300   American Biltrite, Inc. (b)                                                                       64,021
                  28,000   AZZ, Inc. (b)                                                                                    942,200
                  44,000   Bronco Drilling Co., Inc. (b)                                                                    722,040
                  34,800   Cascade Corp.                                                                                  2,729,712
                   2,800   Chicago Rivet & Machine Co.                                                                       71,064
                  45,000   CIRCOR International, Inc.                                                                     1,819,350
                  41,000   Commercial Vehicle Group, Inc. (b)                                                               763,830
                  50,000   Covenant Transport, Inc., Class A                                                                570,000
                           (b)
                  18,000   Cronos Group (The) ADR                                                                           282,960

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                  29,000   Ducommun, Inc. (b)                                                                               746,170
                  50,580   DynCorp International, Inc., Class A                                                           1,112,254
                            (b)
                  14,700   Eastern Co. (The)                                                                                427,182
                  11,315   Ecology and Environment, Inc.,                                                                   145,398
                           Class A
                  50,400   EDO Corp.                                                                                      1,656,648
                  60,000   Encore Wire Corp.                                                                              1,766,400
                  62,000   Ennis Business Forms, Inc.                                                                     1,458,240
                  20,000   Enpro Industries, Inc. (b)                                                                       855,800
                  39,000   Espey Manufacturing & Electronics                                                                939,510
                           Corp.
                  62,000   Excel Maritime Carriers Ltd. ADR                                                               1,561,160
                 120,000   ExpressJet Holdings, Inc. (b)                                                                    717,600
                  79,000   Frozen Food Express Industries,                                                                  801,060
                           Inc.
                  21,000   G & K Services, Inc., Class A                                                                    829,710
                  24,900   Gehl Co. (b)                                                                                     755,964
                  25,750   Hardinge, Inc.                                                                                   876,273
                  80,900   HEICO Corp., Class A                                                                           2,843,634
                  43,000   Herley Industries, Inc. (b)                                                                      703,910
                 118,000   Huttig Building Products, Inc. (b)                                                               893,260
                  43,350   International Shipholding Corp. (b)                                                              873,069
                  31,900   Interpool, Inc.                                                                                  858,110
                  19,000   Jinpan International Ltd. ADR                                                                    364,800
                  12,000   Key Technology, Inc. (b)                                                                         268,800
                  37,000   KHD Humboldt Wedag International                                                               2,275,500
                           Ltd. ADR (b)
                  47,000   Knightsbridge Tankers Ltd. ADR                                                                 1,433,970
                  37,000   Ladish Co., Inc. (b)                                                                           1,591,000
                  51,750   LSI Industries, Inc.                                                                             926,325
                  66,000   Lydall, Inc. (b)                                                                                 964,260
                  36,000   Mac-Gray Corp. (b)                                                                               550,800
                  21,000   Magal Security Systems Ltd. ADR                                                                  212,520
                           (b)
                  58,875   Marten Transport Ltd. (b)                                                                      1,060,339
                  72,000   Mesa Air Group, Inc. (b)                                                                         475,920
                  33,088   Met-Pro Corp.                                                                                    519,812
                 104,000   Methode Electronics, Inc.                                                                      1,627,600
                  23,800   Michael Baker Corp. (b)                                                                          884,170
                  10,562   MOD-PAC Corp. (b)                                                                                108,261
                  41,000   Modtech Holdings, Inc. (b)                                                                       110,700
                  85,000   Nashua Corp. (b)                                                                                 917,150
                  18,800   Northwest Pipe Co. (b)                                                                           668,716
                  60,000   Nu Horizons Electronics Corp. (b)                                                                798,600
                  10,000   P & F Industries, Inc., Class A (b)                                                              112,700
                  33,100   P.A.M. Transportation Services, Inc.                                                             605,068
                           (b)
                  43,160   Patrick Industries, Inc. (b)                                                                     680,202
                  30,000   Powell Industries, Inc. (b)                                                                      952,800
                  99,000   RCM Technologies, Inc. (b)                                                                       771,210
                  42,000   Robbins & Myers, Inc.                                                                          2,231,460
                  37,000   Rush Enterprises, Inc., Class A (b)                                                              803,640
                  13,800   SL Industries, Inc. (b)                                                                          241,224
                  78,000   Spherion Corp. (b)                                                                               732,420
                  32,000   Standex International Corp.                                                                      910,080
                  66,000   Stoneridge, Inc. (b)                                                                             814,440
                  56,000   Sypris Solutions, Inc.                                                                           449,120
                  50,000   TOUSA, Inc.                                                                                      209,500
                  52,000   TRC Cos., Inc. (b)                                                                               771,160
                  34,000   Tredegar Corp.                                                                                   724,200
                  30,000   U.S. Xpress Enterprises, Inc., Class                                                             557,400
                           A (b)
                  17,000   UniFirst Corp.                                                                                   748,850
                  28,000   USA Truck, Inc. (b)                                                                              464,800
                  78,000   Velcro Industries NV ADR                                                                       1,447,680
                  38,000   Vitran Corp., Inc. (b)                                                                           810,920
                   6,700   VSE Corp.                                                                                        246,761
                  34,000   Waste Industries USA, Inc.                                                                     1,160,760
                 102,000   WCA Waste Corp. (b)                                                                              904,740
                 150,000   Westaff, Inc. (b)                                                                                651,000
                  68,000   Willis Lease Finance Corp. (b)                                                                   790,160
                                                                                                                     --------------
                                                                                                                         64,703,187
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Information Technology  (9.15%):
                  55,000   Actel Corp. (b)                                                                                  765,050
                 100,000   Advanced Analogic Technologies,                                                                  970,000
                           Inc. (b)
                  41,000   Agilysys, Inc.                                                                                   922,500
                  90,288   Allied Motion Technologies, Inc. (b)                                                             650,074
                 125,000   Axcelis Technologies, Inc. (b)                                                                   811,250
                  14,000   Black Box Corp.                                                                                  579,320
                  57,090   Catapult Communications Corp. (b)                                                                566,333
                  77,000   CIBER, Inc. (b)                                                                                  629,860
                 115,000   Comarco, Inc.                                                                                    724,500
                  36,000   DSP Group, Inc. (b)                                                                              736,920
                  77,000   Dynamics Research Corp. (b)                                                                    1,003,310
                  85,000   Edgewater Technology, Inc. (b)                                                                   669,800
                  39,000   Electro Scientific Industries, Inc.                                                              811,200
                           (b)
                  39,000   Exar Corp. (b)                                                                                   522,600
                  36,000   Genesis Microchip, Inc. (b)                                                                      336,960
                  64,000   GSI Group, Inc. ADR (b)                                                                          626,560
                 120,000   Hurry! Holding Co., Ltd. ADR (b)                                                                 540,000
                  28,000   Hutchinson Technology, Inc. (b)                                                                  526,680
                 103,000   Inforte Corp. (b)                                                                                429,510
                  32,000   InfoSpace, Inc.                                                                                  742,720
                  35,000   Integral Systems, Inc.                                                                           850,850
                  90,000   Jupitermedia Corp. (b)                                                                           655,200
                  87,000   KEMET Corp. (b)                                                                                  613,350
                  48,000   Keynote Systems, Inc. (b)                                                                        787,200
                  61,000   LeCroy Corp. (b)                                                                                 592,920
                  65,000   MCSI, Inc. (b)(c)(d)                                                                                   0
                  19,000   Mediware Information Systems, Inc.                                                               136,800
                           (b)
                  51,000   MedQuist, Inc. (b)                                                                               464,610
                 100,000   Merix Corp. (b)                                                                                  789,000
                  67,000   Neoware, Inc. (b)                                                                                907,180
                  60,000   OmniVision Technologies, Inc. (b)                                                              1,086,599
                  40,000   OPNET Technologies, Inc. (b)                                                                     460,400
                 123,000   Optical Cable Corp. (b)                                                                          632,220
                  37,000   PDF Solutions, Inc. (b)                                                                          437,710
                  76,000   Pegasystems, Inc.                                                                                830,680
                  90,000   Perceptron, Inc. (b)                                                                             890,100
                 140,000   Performance Technologies, Inc. (b)                                                               632,800
                  75,000   Pericom Semiconductor Corp. (b)                                                                  837,000
                  37,930   Photronics, Inc. (b)                                                                             564,398
                  67,000   Planar Systems, Inc. (b)                                                                         501,830
                  62,000   PLATO Learning, Inc. (b)                                                                         285,200
                  71,000   Pomeroy IT Solutions, Inc. (b)                                                                   694,380
                  28,000   Retalix Ltd. ADR (b)                                                                             551,880
                  47,000   Richardson Electronics Ltd.                                                                      434,750
                  29,000   Rudolph Technologies, Inc. (b)                                                                   481,690
                  76,000   Semitool, Inc. (b)                                                                               730,360
                  70,000   Sigmatron International, Inc. (b)                                                                657,300
                  27,000   SYNNEX Corp. (b)                                                                                 556,470
                  70,560   TechTeam Global, Inc. (b)                                                                        843,898
                  98,000   Tier Technologies, Inc., Class B (b)                                                             960,400
                  56,000   Tollgrade Communications, Inc. (b)                                                               590,800
                 120,000   Ulticom, Inc. (b)                                                                              1,056,000
                  46,000   Vignette Corp. (b)                                                                               881,360
                  97,000   White Electronic Designs Corp. (b)                                                               562,600
                                                                                                                     --------------
                                                                                                                         35,523,082
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Materials  (6.02%):
                  67,839   Aceto Corp.                                                                                      628,868
                  85,000   AMCOL International Corp.                                                                      2,321,349
                  70,200   American Pacific Corp. (b)                                                                     1,073,358
                  37,000   Blue Earth Refineries, Inc. ADR                                                                   72,150
                 107,000   Buckeye Technologies, Inc. (b)                                                                 1,655,290
                  38,000   Chesapeake Corp.                                                                                 477,660
                  18,000   Friedman Industries, Inc.                                                                        173,700
                  80,000   Gibraltar Industries, Inc.                                                                     1,772,000
                  29,000   Hawkins, Inc.                                                                                    448,050
                  35,000   Innospec, Inc.                                                                                 2,072,350
                  60,000   Material Sciences Corp. (b)                                                                      707,400
                  44,000   NewMarket Corp.                                                                                2,128,280
                  63,000   NN, Inc.                                                                                         743,400
                 140,400   North American Palladium Ltd. ADR                                                              1,333,800
                           (b)
                  26,000   Novamerican Steel, Inc. ADR (b)                                                                1,386,580
                  23,000   Olympic Steel, Inc.                                                                              659,180
                  38,000   Penford Corp.                                                                                  1,037,020
                 110,000   PolyOne Corp. (b)                                                                                790,900
                  34,000   Schulman (A.), Inc.                                                                              827,220
                  30,000   Schweitzer-Mauduit International,                                                                930,000
                           Inc.
                  26,000   Stepan Co.                                                                                       787,280
                  88,610   U.S. Concrete, Inc. (b)                                                                          770,021
                  16,000   Universal Stainless & Alloy                                                                      563,680
                           Products, Inc. (b)                                                                        --------------
                                                                                                                         23,359,536
                                                                                                                     --------------
Telecommunication Services  (2.44%):
                  59,000   Anaren, Inc. (b)                                                                               1,038,990
                  76,000   Authorize.Net Holdings, Inc. (b)                                                               1,359,640
                  49,200   CalAmp Corp. (b)                                                                                 203,196
                  23,000   Communications Systems, Inc.                                                                     255,530
                  45,000   CT Communications, Inc.                                                                        1,372,950
                  40,000   D & E Communications, Inc.                                                                       733,600
                 131,000   EFJ, Inc. (b)                                                                                    706,090
                  77,000   ePlus, Inc. (b)                                                                                  749,210
                  70,000   MIVA, Inc. (b)                                                                                   455,000
                  10,562   OneSource Services, Inc. (b)                                                                     127,272
                  41,000   SureWest Communications                                                                        1,116,840
                  21,000   TESSCO Technologies, Inc. (b)                                                                    407,820
                  35,000   USA Mobility, Inc.                                                                               936,600
                                                                                                                     --------------
                                                                                                                          9,462,738
                                                                                                                     --------------
Utilities  (3.81%):
                  44,000   American States Water Co.                                                                      1,565,080
                  47,054   California Water Service Group                                                                 1,764,055
                  31,900   Cascade Natural Gas Corp.                                                                        842,479
                  29,000   Central Vermont Public Service                                                                 1,092,720
                           Corp.
                  17,000   CH Energy Group, Inc.                                                                            764,490
                  15,700   Chesapeake Utilities Corp.                                                                       537,882
                  23,500   Connecticut Water Service, Inc.                                                                  572,695
                   9,000   Delta Natural Gas Co., Inc.                                                                      232,650
                  71,000   Empire District Electric Co. (The)                                                             1,588,270
                  24,000   EnergySouth, Inc.                                                                              1,224,000
                  18,000   Florida Public Utilities Co.                                                                     221,400
                   4,900   Maine & Maritimes Corp. (b)                                                                      131,565
                  30,400   Middlesex Water Co.                                                                              583,984
                   6,500   RGC Resources, Inc.                                                                              178,750
                  91,000   SEMCO Energy, Inc. (b)                                                                           707,070
                  52,800   SJW Corp.                                                                                      1,758,240
                  45,644   Southwest Water Co.                                                                              582,874
                  16,476   Unitil Corp.                                                                                     448,147
                                                                                                                     --------------
                                                                                                                         14,796,351
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $270,515,490)                                                                                 363,821,123
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
EXCHANGE TRADED FUNDS  (2.70%):
                  12,000   ASA Ltd.                                                                                         774,720
                 129,000   iShares Russell Microcap Index                                                                 7,804,500
                           Fund
                 100,000   PowerShares Zacks Micro Cap                                                                    1,886,000
                           Portfolio                                                                                 --------------
TOTAL EXCHANGE TRADED FUNDS (COST $9,512,205)                                                                            10,465,220
                                                                                                                     --------------
WARRANTS  (0.00%):
Healthcare  (0.00%):
                   2,967   Del Global Technologies Corp.,                                                                     4,451
                           3/28/08, $2 (b)                                                                           --------------

TOTAL WARRANTS (COST $0)                                                                                                      4,451
                                                                                                                     --------------

CORPORATE BONDS  (0.00%):
                   1,625   Trenwick America Corp., 0.00%,                                                                         0
                           9/26/05 (d)
                   1,947   Trenwick America Corp., 0.00%,                                                                         0
                           9/26/05 (d)                                                                               --------------

TOTAL CORPORATE BONDS (COST $0)                                                                                                   0
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.12%):
                 452,289   Wells Fargo Prime Investment                                                                     452,289
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $452,289)                                                                                  452,289
                                                                                                                     --------------

REPURCHASE AGREEMENT  (3.45%):
             $13,400,000   Deutsche Bank Securities, dated                                                               13,400,000
                           6/29/07; due 7/2/07 at 5.35% with                                                         --------------
                           maturity value of $13,405,974 (fully
                           collateralized by U.S. Government
                           Agency Obligations
                           5.00%-6.50%,11/1/33-5/1/37)

TOTAL REPURCHASE AGREEMENT (COST $13,400,000)                                                                            13,400,000
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $293,879,984) (a)   -   99.98%                                                                  388,143,083
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.02%                                                                            62,648
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  388,205,731
                                                                                                                     ==============

_________________

(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  Security delisted or issuer in bankruptcy.
(d)  Fair valued security.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK QUALITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
MUNICIPAL BONDS  (4.98%):
Arizona  (0.37%):
               $ 100,000   Tucson Certificate of Participation,                                                      $       96,733
                           4.30%, 7/1/10 (Credit Support: MBIA)
                 105,000   Tucson Certificate of Participation,                                                             101,179
                           4.55%, 7/1/11 (Credit Support: MBIA)                                                      --------------
                                                                                                                            197,912
                                                                                                                     --------------
California  (1.49%):
                 370,000   Alameda County Pension Obligation,                                                               325,641
                           Series B, 4.60%, 12/1/09 (Credit Support:
                           MBIA) (c)
                 355,000   Los Angeles Community                                                                            331,063
                           Redevelopment Agency, 5.90%,
                           9/1/35 (Credit Support: RADIAN)
                 135,000   San Diego Metro Transportation                                                                   130,865
                           Development Board, 3.86%, 12/1/09                                                         --------------
                           (Credit Support: MBIA)
                                                                                                                            787,569
                                                                                                                     --------------
Illinois  (0.76%):
                 425,000   Bensenville Taxable-Debt Series E,                                                               402,581
                           4.65%, 12/1/11                                                                            --------------

Indiana  (0.38%):
                 210,000   State Bond Bank Revenue, 5.26%,                                                                  200,852
                           7/15/18 (FGIC Insured)                                                                    --------------

Nebraska  (0.96%):
                 200,000   Saunders County School District No.                                                              196,210
                           072, 6.15%, 12/15/16
                 320,000   Saunders County School District No.                                                              313,936
                           107, 6.15%, 12/15/16                                                                     --------------
                                                                                                                            510,146
                                                                                                                     --------------
New Jersey  (0.33%):
                 180,000   New Jersey Economic Development                                                                  177,482
                           Authority Revenue, Series B, 5.18%,                                                       --------------
                           11/1/15

Texas  (0.69%):
                 390,000   San Antonio Convention Center                                                                    365,929
                           Hotel Finance Corp. Contract                                                              --------------
                           Revenue, 5.10%, 7/15/20 (Credit Support:
                           AMBAC)
TOTAL MUNICIPAL BONDS (COST $2,734,710)                                                                                   2,642,471
                                                                                                                     --------------

ASSET BACKED SECURITIES  (0.47%):
Banking & Financial Services  (0.47%):
                   3,750   New Century Home Equity Loan                                                                       3,735
                           Trust, Series 1997-NC5, Class A6,
                           6.70%, 10/25/28 (b)
                 247,682   Structured Asset Securities                                                                      247,682
                           Corporation, Series 2007-RM1 , Class                                                      --------------
                           A1, 5.60%, 5/25/47

TOTAL ASSET BACKED SECURITIES (COST $251,432)                                                                               251,417
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (25.23%):
Banking & Financial Services  (25.23%):
                 649,014   Banc of America Funding Corp.,                                                                   634,473
                           Series 2004-F, Class 2A7, 4.14%,
                           7/25/34 (b)
                 158,554   Banc of America Funding Corp.,                                                                   153,317
                           Series 2005-D, Class B1, 4.11%,
                           5/25/35 (b)
                 520,212   Banc of America Funding Corp.,                                                                   517,910
                           Series 2006-A, Class 2A1, 5.43%,
                           2/25/36 (b)
                 693,966   Bank of America Funding Corp.,                                                                   696,541
                           Series 2006-R2, Class A1, 6.06%,
                           7/30/46 (b)(d)
                 276,246   Bank of America Mortgage                                                                         270,550
                           Securities, Series 2003-J, Class B2,
                           4.54%, 11/25/33 (b)
                 269,080   Bank of America Mortgage                                                                         262,592
                           Securities, Series 2004-D, Class B1,
                           4.34%, 5/25/34 (b)
                 511,559   Bear Stearns Adjustable Rate                                                                     504,553
                           Mortgage Trust, Series 2003-9, Class
                           3A2, 4.96%, 2/25/34 (b)
                  86,881   Citigroup Mortgage Loan Trust, Inc.,                                                              85,358
                           Series 2005-3, Class 2A2A, 4.70%,
                           6/25/35
                 884,000   Countrywide Alternative Loan Trust,                                                              847,729
                           Series 2005-4, Class 1A5, 4.97%,
                           7/25/35 (b)
                 460,270   Countrywide Alternative Loan Trust,                                                              457,247
                           Series 2005-73CB, Class 1A1, 5.50%,
                            1/25/36
                 325,326   Countrywide Alternative Loan Trust,                                                              326,478
                           Series 2006-9T1, Class A7, 6.00%,
                           5/25/36
                 367,128   Countrywide Home Loans, Series                                                                   361,522
                           2003-21, Class B2, 4.71%, 5/25/33
                           (b)
                 157,528   CS First Boston Mortgage Securities                                                              154,461
                           Corp., Series 2004-7, Class 5A1,
                           5.00%, 10/25/19
                 436,970   First Horizon Mortgage Pass-Through                                                              430,738
                            Trust, Series 2004-AR1, Class B2,
                           5.15%, 2/25/34 (b)
                 586,827   GSR Mortgage Loan Trust, Series                                                                  575,971
                           2005-AR7, Class 2A1, 4.56%,
                           11/25/35 (b)
                 480,000   Homebanc Mortgage Trust, Series                                                                  476,622
                           2006-1, Class 3A2, 5.91%, 4/25/37
                           (b)
                 249,614   JP Morgan Mortgage Trust, Series                                                                 242,878
                           2004-A4, Class 2A2, 4.61%, 9/25/34
                           (b)
                 234,484   JP Morgan Mortgage Trust, Series                                                                 225,398
                           2004-S1, Class 1A7, 5.00%, 8/25/19
                 440,176   Merrill Lynch Mortgage Investors                                                                 427,619
                           Trust, Series 2005-A5, Class M1,
                           4.87%, 6/25/35 (b)
                 927,188   Merrill Lynch Mortgage Investors,                                                                917,565
                           Inc., Series 2005-A1, Class 2A1,
                           4.54%, 12/25/34 (b)
                 545,000   Morgan Stanley Capital,Series                                                                    523,590
                           2006-IQ12, Class A4, 5.33%,
                           12/15/43
                   1,302   Morgan Stanley Mortgage Loan                                                                       1,314
                           Trust, Series 2004-2AR, Class 1A,
                           7.38%, 2/25/34 (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                 417,879   Residential Funding Mortgage                                                                     394,896
                           Section I, Series 2004-S5, Class 2A1,
                           4.50%, 5/25/19
                 141,111   Sequoia Mortgage Trust, Series                                                                   140,935
                           2003-4, Class 1B2, 6.63%, 7/20/33
                           (b)
                 346,437   Sequoia Mortgage Trust, Series                                                                   343,686
                           2003-4, Class 2B4, 6.52%, 7/20/33
                           (b)
                  41,977   Structured Asset Securities Corp.,                                                                41,824
                           Series 2002-11A, Class 2A1, 7.25%,
                           6/25/32 (b)
                 449,726   Structured Asset Securities Corp.,                                                               430,262
                           Series 2003-30, Class 1A1, 5.50%,
                           10/25/33
                 461,232   Suntrust Acquistion Closed-end                                                                   461,232
                           Seconds Trust, Series 2007-1, Class
                           A, 5.64%, 4/25/37 (b)
                 164,137   Vendee Mortgage Trust, Series                                                                    171,666
                           1992-1, Class 2Z, 7.75%, 5/15/22
                 239,662   Washington Mortgage Pass-through                                                                 230,356
                           Certificates, Series 2004-AR14, Class
                           B2, 4.26%, 1/25/35 (b)
                 837,175   Washington Mutual, Inc., Series                                                                  799,848
                           2003-S11, Class 1A, 5.00%,
                           11/25/33
                 571,190   Washington Mutual, Inc., Series                                                                  568,011
                           2005-8, Class 1A8, 5.50%, 10/25/35
                 264,186   Washington Mutual, Series                                                                        256,566
                           2004-AR7, Class B1, 3.94%, 7/25/34
                           (b)
                 345,963   Wells Fargo Mortgage Backed                                                                      338,238
                           Securities Trust, Series 2004-P, Class
                           B1, 4.25%, 9/25/34 (b)
                 122,306   Wells Fargo Mortgage Backed                                                                      108,253
                           Securities Trust, Series 2006-20,                                                         --------------
                           Class B4, 5.50%, 12/25/21

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,501,541)                                                             13,380,199
                                                                                                                     --------------

COMMERCIAL MORTGAGE BACKED SECURITIES  (4.98%):
Banking & Financial Services  (4.98%):
                 417,187   ABN AMRO Mortgage Corp., Series                                                                  400,965
                           2003-12, Class 1A, 5.00%, 12/25/33
                 360,000   Flagstar Home Equity Loan Trust,                                                                 357,674
                           5.77%, 1/25/35 (d)
                 753,129   JP Morgan Commercial Mortgage                                                                    758,492
                           Finance Corp., Series 1999-C7, Class
                            A2, 6.51%, 10/15/35
                 500,000   LB-UBS Commercial Mortgage Trust,                                                                462,306
                            Series 2004-C2, Class A4, 4.37%,
                           3/1/36
                 690,476   Master Asset Securitization Trust,                                                               660,323
                           Series 2003-12, Class 6A1, 5.00%,                                                         --------------
                           12/25/33

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $2,714,786)                                                             2,639,760
                                                                                                                     --------------

CORPORATE BONDS  (33.29%):
Aerospace/Defense  (0.26%):
                 145,000   L-3 Communications CORP., 6.13%,                                                                 137,025
                           7/15/13 (d)                                                                              --------------

Agriculture  (0.32%):
                 170,000   Bunge Limited Finance Co., 4.38%,                                                                167,222
                           12/15/08                                                                                  --------------

Auto Parts & Equipment  (0.25%):
                 128,000   Titan International, Inc., 8.00%,                                                                131,520
                           1/15/12                                                                                   --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Banks  (5.48%):
                 213,000   Barclays Bank PLC, 6.28%,                                                                        202,301
                           12/29/49
                 200,000   BB&T Capital Trust IV, 6.82%,                                                                    198,398
                           6/12/57
                 171,000   CBA Captial Trust, 5.81%, 6/30/15                                                                165,728
                           (d)
                 164,000   Chase Capital II, Series B, 5.86%,                                                               157,339
                           2/1/27 (b)
                 136,000   Chase Capital III, Series C, 5.91%,                                                              131,233
                           3/1/27 (b)
                 179,000   First National Bank, 6.88%, 8/1/11                                                               187,000
                 382,000   NB Capital Trust III, 5.91%, 1/15/27                                                             374,600
                            (b)
                 430,000   North Fork Bancorp., 5.00%,                                                                      429,692
                           8/15/12
                 212,000   Popular North America, Inc., MTN,                                                                211,864
                           5.65%, 4/15/09
                 235,000   Rabobank Capital II, 5.26%,                                                                      225,364
                           12/29/49 (d)
                 268,000   RBS Capital Trust III, 5.51%,                                                                    257,577
                           9/29/49 (b)
                 374,000   Wachovia Capital Trust II, 5.86%,                                                                364,627
                           1/15/27 (b)                                                                               --------------
                                                                                                                          2,905,723
                                                                                                                     --------------
Beverages  (0.35%):
                 191,000   Diageo Finance, 5.50%, 4/1/13                                                                    188,013
                                                                                                                     --------------
Building Materials  (0.21%):
                 110,000   Texas Industries, Inc., 7.25%,                                                                   110,275
                           7/15/13                                                                                   --------------

Chemicals  (1.38%):
                 160,000   Equistar Chemical LP, 10.13%,                                                                    166,400
                           9/1/08
                 148,000   Methanex Corp., 8.75%, 8/15/12                                                                   162,800
                 160,000   Mosaic Co., 7.63%, 12/1/16 (d)                                                                   163,600
                 155,000   Potash Corp., 7.75%, 5/31/11                                                                     166,190
                  76,000   Valspar Corp., 5.63%, 5/1/12                                                                      75,030
                                                                                                                     --------------
                                                                                                                            734,020
                                                                                                                     --------------
Coal  (0.21%):
                 114,000   Arch Western Finance, 6.75%,                                                                     109,440
                           7/1/13                                                                                    --------------

Commercial Services  (0.65%):
                 128,000   Corrections Corporation of America,                                                              122,880
                           6.25%, 3/15/13
                 152,000   Equifax, Inc., 6.30%, 7/1/17                                                                     152,214
                  72,000   Service Corp. International, 6.75%,                                                               69,390
                           4/1/15 (d)                                                                                --------------
                                                                                                                            344,484
                                                                                                                     --------------
Distribution/Wholesale  (0.34%):
                 183,000   Owens & Minor Inc., 6.35%,                                                                       180,204
                           4/15/16                                                                                   --------------

Diversified Financial Services  (5.58%):
                 165,000   Credit Suisse Guernsey, 5.86%,                                                                   158,971
                           5/29/49
                 475,000   Fort Knox Military Housing, 5.66%,                                                               474,999
                           2/15/52 (b)(d)
                 300,000   Jefferies Group, Inc., 7.50%,                                                                    300,410
                           8/15/07
                 295,000   Morgan Stanley, 5.65%, 1/9/14 (b)                                                                293,702
                 199,000   One America Financial Partners,                                                                  201,370
                           7.00%, 10/15/33 (d)
                 185,850   Pemex Finance Ltd., 9.69%,                                                                       194,910
                           8/15/09

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                 225,000   Preferred Term Securities IX, Inc.,                                                              148,703
                           1.61%, 4/3/33 (c)(d)
                 125,000   Preferred Term Securities XIV, Inc.,                                                             102,225
                           0.76%, 6/24/34 (c)(d)
                 150,000   Preferred Term Securities XIX, Inc.,                                                             128,655
                           0.57%, 12/22/35 (c)(d)
                 125,000   Preferred Term Securities XVI, Inc.,                                                             102,688
                           0.40%, 3/23/35 (c)(d)
                 175,000   Preferred Term Securities XVII, Inc.,                                                            147,018
                           0.63%, 9/23/35 (c)(d)
                 150,000   Preferred Term Securities XXIV, Inc.,                                                            150,885
                           0.02%, 9/23/35 (c)(d)
                 250,000   Preferred Term Securities XXV, Inc.,                                                             234,775
                           0.03%, 6/22/37 (c)(d)
                 150,000   Preferred Term Securities XXVI, Inc.,                                                            148,500
                           0.03%, 9/22/37 (c)(d)
                 188,000   Premium Asset 2004-04, 4.13%,                                                                    178,276
                           3/12/09 (d)                                                                               --------------
                                                                                                                          2,966,087
                                                                                                                     --------------
Electric  (1.40%):
                 242,000   Energy East Corp., 6.75%, 7/15/36                                                                250,719
                 132,000   New York State Gas & Electric,                                                                   131,407
                           4.38%, 11/15/07
                 158,000   Public Services Co. of Oklahoma,                                                                 157,937
                           6.15%, 8/1/16
                 203,000   Puget Sound Energy, Inc., 6.97%,                                                                 201,622
                           6/1/67                                                                                    --------------
                                                                                                                            741,685
                                                                                                                     --------------
Electrical Components & Equipment  (0.32%):
                 166,000   Ametek, Inc., 7.20%, 7/15/08                                                                     167,586
                                                                                                                     --------------

Electronics  (0.43%):
                 244,000   Thermo Electron Corp., 5.00%,                                                                    225,682
                           6/1/15                                                                                    --------------

Engineering & Construction  (0.35%):
                 176,000   Dycom Industries, Inc., 8.13%,                                                                   183,040
                           10/15/15                                                                                  --------------

Food  (0.54%):
                  90,000   Corn Products International, Inc.,                                                                88,040
                           6.00%, 4/15/17
                 198,000   Dean Foods Co., 6.63%, 5/15/09                                                                   197,010
                                                                                                                     --------------
                                                                                                                            285,050
                                                                                                                     --------------
Healthcare - Services  (0.32%):
                 176,000   Laboratory Corp. of America, 5.50%,                                                              169,555
                            2/1/13                                                                                   --------------

Home Builders  (0.19%):
                 116,000   KB Home, 5.75%, 2/1/14                                                                           102,080
                                                                                                                     --------------

Insurance  (4.35%):
                 226,000   American International Group,                                                                    213,686
                           6.25%, 3/15/37
                 300,000   Americo Life, Inc., 7.88%, 5/1/13                                                                303,578
                           (d)
                 375,000   ING Capital Funding Trust III,                                                                   407,056
                           8.44%, 12/31/49
                 225,000   Metlife Inc., 6.40%, 12/15/36                                                                    208,429
                 247,000   Navigators Group, Inc., 7.00%,                                                                   247,288
                           5/1/16
                 255,000   NLV Financial Corp., 7.50%,                                                                      275,570
                           8/15/33 (d)
                 225,000   Selective Insurance Group, 6.70%,                                                                215,105
                           11/1/35
                 250,000   Unitrin, Inc., 4.88%, 11/1/10                                                                    244,825
                 197,000   Willis North America, Inc., 6.20%,                                                               192,901
                           3/28/17                                                                                   --------------
                                                                                                                          2,308,438
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Iron/Steel  (0.11%):
                  60,000   Steel Dynamics, Inc., 6.75%,                                                                      58,800
                           4/1/15 (d)                                                                                --------------

Lodging  (0.21%):
                 109,000   Starwood Hotels and Resorts,                                                                     113,507
                           7.88%, 5/1/12                                                                             --------------

Machinery - Diversified  (1.41%):
                 122,000   Baldor Electic Co., 8.63%, 2/15/17                                                               129,015
                 228,000   IDEX Corp., 6.88%, 2/15/08                                                                       229,614
                 190,000   Joy Global Inc., 6.00%, 11/15/16                                                                 188,243
                 202,000   Westinghouse Air Brake                                                                           198,970
                           Technologies Corp., 6.88%, 7/31/13                                                        --------------
                                                                                                                            745,842
                                                                                                                     --------------
Media  (1.32%):
                 255,000   News America Holdings, Inc.,                                                                     282,127
                           7.70%, 10/30/25
                 129,000   Rogers Cable, Inc., 7.88%, 5/1/12                                                                139,486
                 242,000   TCI Communications, Inc., 9.80%,                                                                 279,329
                           2/1/12                                                                                    --------------
                                                                                                                            700,942
                                                                                                                     --------------
Men's and boys' shirts (0.23%):
                 121,000   Phillips Van Heusen, 7.25%, 2/15/11                                                              122,815
                            (d)                                                                                      --------------

Office Furnishings  (0.38%):
                 198,000   Steelcase, Inc., 6.50%, 8/15/11                                                                  200,253
                                                                                                                     --------------

Oil & Gas  (0.80%):
                 113,000   Berry Petroleum Co., 8.25%,                                                                      113,848
                           11/1/16
                 207,000   Forest Oil Corp., 8.00%, 6/15/08                                                                 209,587
                 100,000   Plains Exploration & Production,                                                                  99,250
                           7.75%, 6/15/15                                                                            --------------
                                                                                                                            422,685
                                                                                                                     --------------
Pharmaceuticals  (0.44%):
                 143,000   Mylan Laboratories, Inc., 5.75%,                                                                 142,285
                           8/15/10
                  92,000   NBTY, Inc., 7.13%, 10/1/15                                                                        91,080
                                                                                                                     --------------
                                                                                                                            233,365
                                                                                                                     --------------
Pipelines  (0.88%):
                 100,000   Atlas Pipeline Partners, 8.13%,                                                                   99,750
                           12/15/15
                 198,000   Boardwalk Pipeline LP, 5.88%,                                                                    193,052
                           11/15/16
                  46,000   Duke Capital Corp., 7.50%, 10/1/09                                                                47,822
                 131,000   Kinder Morgan Energy Partners,                                                                   126,012
                           6.50%, 2/1/37                                                                             --------------
                                                                                                                            466,636
                                                                                                                     --------------
Real Estate Investment Trusts  (2.71%):
                 205,000   CPG Partners LP, 3.50%, 3/15/09                                                                  198,276
                 126,000   Duke Realty LP, 5.63%, 8/15/11                                                                   125,720
                 192,000   Federal Realty Investment Trust,                                                                 206,191
                           8.75%, 12/1/09
                  50,000   Federal Realty Investment Trust,                                                                  48,580
                           5.40%, 12/1/13
                 134,000   Healthcare Realty Trust, 8.13%,                                                                  144,172
                           5/1/11
                 250,000   Kimco Realty Corp., MTN, 7.86%,                                                                  251,651
                           11/1/07
                 216,000   Liberty Property LP, 5.50%,                                                                      207,570
                           12/15/16
                 259,000   Realty Income Corp., 5.95%,                                                                      255,912
                           9/15/16                                                                                   --------------
                                                                                                                          1,438,072
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Retail  (0.59%):
                 215,000   CVS Caremark Corp., 6.25%,                                                                       208,325
                           6/1/27
                  97,000   Dollar General Corp., 8.63%,                                                                     105,447
                           6/15/10                                                                                   --------------
                                                                                                                            313,772
                                                                                                                     --------------
Savings & Loans  (0.53%):
                 250,000   Peoples Bank Bridgeport, 9.88%,                                                                  282,033
                           11/15/10                                                                                  --------------

Software  (0.26%):
                 138,000   Fiserv, Inc., 4.00%, 4/15/08                                                                     136,374
                                                                                                                     --------------

Transportation  (0.49%):
                 130,000   CSX Corp., 6.15%, 5/1/37                                                                         124,847
                 125,000   Navios Maritime Holdings, 9.50%,                                                                 132,500
                           12/15/14 (d)                                                                              --------------
                                                                                                                            257,347
                                                                                                                     --------------

TOTAL CORPORATE BONDS (COST $17,848,865)                                                                                 17,649,572
                                                                                                                     --------------

U.S. GOVERNMENT AGENCY BACKED MORTGAGES (23.84%):
Federal Home Loan Mortgage Corporation (11.56%):
                   2,483   Pool # 051686, 8.00%, 2/1/09                                                                       2,503
                   9,447   Pool # 124425, 9.25%, 10/1/20                                                                     10,139
                  13,945   Pool # 170170, 9.00%, 6/1/16                                                                      14,871
                 556,572   Pool # 1B2721, 4.38%, 1/1/35 (b)                                                                 547,320
                 831,742   Pool # 254764, 5.50%, 6/1/23                                                                     813,214
                   9,127   Pool # 306588, 8.00%, 10/1/18                                                                      9,521
                     398   Pool # 519217, 7.00%, 2/1/30                                                                         413
                  23,605   Pool # 626582, 5.50%, 3/1/17                                                                      23,341
                 128,072   Pool # 635169, 5.00%, 8/1/17                                                                     124,227
                  46,835   Pool # 644943, 5.50%, 5/1/17                                                                      46,313
                 332,011   Pool # 707578, 5.00%, 4/1/33                                                                     312,742
                 440,587   Pool # 731252, 5.00%, 8/1/33                                                                     415,018
                 396,456   Pool # 740447, 4.50%, 9/1/18                                                                     377,764
                 443,743   Pool # 810896, 4.84%, 1/1/35 (b)                                                                 441,335
                 489,403   Pool # A61134, 6.50%, 11/1/36                                                                    494,665
                  48,283   Pool # C00921, 7.50%, 2/1/30                                                                      50,401
                   1,096   Pool # D09479, 9.00%, 10/1/18                                                                      1,117
                  18,637   Pool # G10625, 8.00%, 1/1/12                                                                      19,357
                 441,219   Pool # G11771, 6.00%, 6/1/20                                                                     443,737
                 618,076   Pool # J03251, 6.00%, 8/1/21                                                                     620,844
                   9,170   Series 1988-16, Class B, 9.50%,                                                                    9,901
                           6/25/18
                 770,000   Series 1997-M9, 6.52%, 7/25/16                                                                   795,007
                 505,000   Series 2004-32, Class AY, 4.00%,                                                                 444,271
                           5/25/19
                 111,413   Series 2178, Class PB, 7.00%,                                                                    113,861
                           8/15/29                                                                                   --------------
                                                                                                                          6,131,882
                                                                                                                     --------------
Federal National Mortgage Association  (6.64%):
                 230,000   Pool # 46548, 6.00%, 8/15/36                                                                     227,341
                     246   Pool # 529175, 7.00%, 2/1/30                                                                         255
                 642,315   Pool # 841068, 4.19%, 11/1/34 (b)                                                                636,750
                 614,816   Pool # 885632, 6.50%, 9/1/36                                                                     620,795
                  39,806   Pool # 898644, 6.50%, 1/1/37                                                                      40,183
                  24,910   Pool # 898682, 6.50%, 2/1/37                                                                      25,146
                  29,900   Pool # 898684, 6.50%, 2/1/37                                                                      30,184
                  86,801   Pool # 907600, 6.50%, 12/1/36                                                                     87,645
                 347,412   Pool # 913327, 6.50%, 4/1/22                                                                     353,829
                  24,948   Pool # 916843, 6.50%, 4/1/37                                                                      25,185
                 119,860   Pool # 917113, 6.50%, 5/1/37                                                                     121,026
                 180,000   Pool # 919201, 6.50%, 6/1/37                                                                     181,708
                  99,815   Pool # 922123, 6.50%, 4/1/37                                                                     100,762
                 199,815   Pool # 936190, 6.50%, 5/1/37                                                                     201,711
                 249,775   Pool # 936193, 6.50%, 5/1/37                                                                     252,145
                 242,623   Series 2002-W11, Class AF5,                                                                      240,496
                           4.98%, 11/25/32 (b)
                 405,000   Series 2005-W2, Class A8, 5.41%,                                                                 376,774
                           5/25/35                                                                                   --------------
                                                                                                                          3,521,935
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Government National Mortgage Association  (5.64%):
                  41,754   Pool # 003132, 6.00%, 9/20/31                                                                     41,652
                 105,779   Pool # 003296, 6.00%, 10/20/32                                                                   105,500
                   1,406   Pool # 019081, 8.00%, 10/15/07                                                                     1,411
                     909   Pool # 152589, 9.50%, 4/15/16                                                                        983
                  16,646   Pool # 269020, 9.50%, 1/15/19                                                                     18,122
                   1,092   Pool # 275465, 9.50%, 9/15/19                                                                      1,188
                  10,165   Pool # 342206, 6.50%, 12/15/23                                                                    10,365
                   6,904   Pool # 361064, 6.50%, 8/15/23                                                                      7,040
                   6,944   Pool # 363767, 6.50%, 11/15/23                                                                     7,081
                  31,183   Pool # 376510, 7.00%, 5/15/24                                                                     32,497
                 281,221   Pool # 380866, 7.00%, 3/15/24                                                                    293,064
                  18,844   Pool # 398964, 7.50%, 11/15/11                                                                    19,404
                   2,968   Pool # 433258, 7.50%, 10/15/11                                                                     3,056
                  14,043   Pool # 433263, 7.50%, 10/15/11                                                                    14,460
                  14,414   Pool # 441009, 8.00%, 11/15/26                                                                    15,289
                 270,335   Pool # 442164, 8.00%, 12/15/26                                                                   286,744
                 201,380   Pool # 481547, 6.00%, 1/15/33                                                                    200,952
                   3,251   Pool # 485682, 6.50%, 8/15/31                                                                      3,319
                   2,001   Pool # 549180, 6.00%, 5/15/31                                                                      1,997
                  46,493   Pool # 552381, 6.00%, 2/15/32                                                                     46,392
                  32,742   Pool # 558945, 6.00%, 4/15/33                                                                     32,652
                   8,513   Pool # 565982, 7.00%, 7/15/32                                                                      8,871
                   4,262   Pool # 568184, 6.50%, 11/15/31                                                                     4,351
                  65,265   Pool # 578345, 6.00%, 8/15/32                                                                     65,123
                  38,414   Pool # 584369, 7.00%, 4/15/32                                                                     40,033
                 102,163   Pool # 584486, 6.00%, 6/15/32                                                                    101,941
                  21,859   Pool # 591571, 7.50%, 7/15/32                                                                     22,864
                  10,279   Pool # 591581, 7.00%, 8/15/32                                                                     10,712
                 152,739   Pool # 592154, 5.00%, 8/15/33                                                                    144,810
                 178,792   Pool # 597857, 5.00%, 8/15/33                                                                    169,510
                  48,234   Pool # 598131, 6.00%, 3/15/33                                                                     48,101
                 138,292   Pool # 780332, 8.00%, 11/15/09                                                                   141,285
                 174,195   Pool # 781124, 7.00%, 12/15/29                                                                   181,594
                 149,057   Series 2001-58, Class B, 5.13%,                                                                  148,792
                           6/16/23 (b)
                 490,000   Series 2004-12, Class C, 5.15%,                                                                  462,744
                           12/16/40
                 305,000   Series 2004-25, Class BA, 4.93%,                                                                 295,816
                           11/16/44                                                                                  --------------
                                                                                                                          2,989,715
                                                                                                                     --------------
TOTAL U.S. GOVERNMENT AGENCY BACKED MORTGAGES (COST $12,886,750)                                                         12,643,532
                                                                                                                     --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.36%):
New Valley Generation IV (0.17%):
                  91,747   Pool # 182177, 4.69%, 1/15/22                                                                     88,967
                                                                                                                     --------------

Small Business Administration  (5.19%):
                   2,465   Series 1988-20G, Class 1, 9.80%,                                                                   2,500
                           7/1/08
                     781   Series 1988-20H, Class 1, 10.05%,                                                                    791
                           8/1/08
                   1,568   Series 1989-20D, Class 1, 10.05%,                                                                  1,600
                           4/1/09
                 576,546   Series 2004-10B, Class 1, 4.68%,                                                                 552,377
                           9/10/14
                 263,949   Series 2004-20K, Class 1, 4.88%,                                                                 252,156
                           11/1/24
                 607,021   Series 2005-10A, Class 1, 5.04%,                                                                 584,005
                           3/10/15
                 276,415   Series 2005-20A, Class 1, 4.86%,                                                                 263,834
                           1/1/25
                 568,911   Series 2005-20D, Class 1, 5.11%,                                                                 552,903
                           4/1/25
                 572,241   Series 2005-20G, Class 1, 4.75%,                                                                 542,476
                           7/1/25
                                                                                                                     --------------
                                                                                                                          2,752,642
                                                                                                                     --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,961,644)                                                                2,841,609
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------

U.S. TREASURY INFLATION PROTECTION BONDS  (1.44%):
                 765,000   2.38%, 1/15/17 (c)(e)                                                                            765,489
                                                                                                                     --------------

TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $792,247)                                                              765,489
                                                                                                                     --------------

INVESTMENT COMPANIES  (1.61%):
                 854,875   Wells Fargo Prime Investment                                                                     854,875
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $854,875)                                                                                  854,875
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $54,546,850) (a)   -   101.20%                                                                   53,668,924
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (1.20)%                                                                       (635,809)
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $   53,033,115
                                                                                                                     ==============

_________________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedules of Portfolio Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.
(c)  Rate represents the effective yield at purchase.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)  TIP Security - par is not adjusted for inflation.

Abbreviations used are defined below:
MTN - Medium Term Note
AMBAC - Ambac Assurance Corporation
FGIC - Federal Guaranty Insurance Corporation
MBIA - MBIA Insurance Corporation
RADIAN - RADIAN Group, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK TAX-FREE INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
MUNICIPAL BONDS  (96.90%):
Arizona  (1.34%):
               $ 250,000   Surprize Arizona Municipal Property                                                       $      245,155
                           Corporation Wastewater                                                                    --------------
                           Developmental Impact Fee, 4.50%,
                           4/1/17, Callable 4/1/11 @ 100
California  (2.98%):
                 500,000   Santa Rosa Waste Water Revenue,                                                                  546,335
                           Series B, 6.00%, 9/1/15, (FGIC                                                            --------------
                           Insured)
Colorado  (3.42%):
                 500,000   Arkansas River Power Authority                                                                   527,270
                           Power Revenue, 5.00%, 10/1/14,
                           (XLCA Insured)
                 100,000   Denver West Metropolitan District                                                                100,364
                           Colorado, Series B, 5.70%, 12/1/17,                                                       --------------
                           Callable 12/1/07 @ 100
                                                                                                                            627,634
                                                                                                                     --------------
Florida  (4.66%):
                 500,000   Miami-Dade County Special                                                                        335,010
                           Obligation, 5.91%, 10/1/15, (MBIA
                           Insured), Callable 4/1/08 @ 69.48
                 500,000   State Board of Education, Series J,                                                              520,700
                           5.00%, 6/1/19, Callable 6/1/13 @                                                          --------------
                           101
                                                                                                                            855,710
                                                                                                                     --------------
Illinois  (10.67%):
                 500,000   Chicago, Series B, 5.13%, 1/1/22,                                                                540,205
                           (AMBAC Insured)
                 500,000   Cook County Township High School                                                                 555,670
                           District, 5.50%, 12/1/19
                 200,000   Illinois Finance Authority Revenue                                                               201,706
                           (New Money Community Rehab A),
                           4.95%, 7/1/15, Callable 7/1/14 @
                           101
                 300,000   Illinois Finance Authority Revenue                                                               303,456
                           (New Money Community Rehab A),
                           5.05%, 7/1/17, Callable 7/1/14 @
                           101
                 350,000   State Financial Authority Revenue                                                                357,627
                           (Chicago Charter School Foundation),                                                      --------------
                           5.00%, 12/1/21
                                                                                                                          1,958,664
                                                                                                                     --------------
Indiana  (16.71%):
                 380,000   Anderson Indiana Economic                                                                        386,422
                           Development Revenue (Anderson
                           University), 5.00%, 10/1/19
                 180,000   Boone County Indiana                                                                             178,859
                           Redevelopment, Series B, 4.80%,
                           8/1/17, Callable 2/1/16 @ 100
                 135,000   Boone County Indiana                                                                             134,113
                           Redevelopment, Series B, 4.85%,
                           2/1/18, Callable 2/1/16 @ 100
                 500,000   Hamilton County Optional Income                                                                  499,989
                           Tax Revenue, 4.25%, 7/10/08,
                           Callable 1/23/08 @ 100
                 450,000   Indiana Bond Bank Revenue, Series                                                                477,959
                           A, 5.00%, 8/1/16, (FSA Insured)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                 500,000   IPS Multi-School Building Corp.,                                                                 498,280
                           4.00%, 1/15/13, (FSA Insured)
                 100,000   Munster Municipal Center Corp.,                                                                   99,669
                           4.25%, 7/15/11
                 445,000   Munster Municipal Center Corp.,                                                                  446,731
                           4.70%, 7/15/17, Callable 1/15/14
                           @100
                 345,000   Noblesville Multi-School Building                                                                343,430
                           Corp., 4.00%, 1/15/14, (FGIC Insured)                                                     --------------

                                                                                                                          3,065,452
                                                                                                                     --------------
Louisiana  (3.12%):
                 400,000   Louisiana State Bond Commission,                                                                 414,588
                           Series B, 5.00%, 7/15/11, (CIFG
                           Insured)
                 150,000   Louisiana State Bond Commission,                                                                 158,523
                           Series B, 5.00%, 7/15/15, (CIFG                                                           --------------
                           Insured)
                                                                                                                            573,111
                                                                                                                     --------------
Maryland  (2.01%):
                 350,000   Baltimore Convention Center Hotel                                                                369,789
                           Revenue, Series A, 5.00%, 9/1/14,                                                         --------------
                           (XLCA Insured)
Massachusetts  (9.32%):
                 600,000   State Construction Loan, Series E,                                                               637,866
                           5.38%, 1/1/17, Pre-refunded 1/1/13 @
                           100
               1,000,000   State Health & Education Facilities                                                            1,073,230
                           Authority (Partners Healthcare),                                                          --------------
                           Series C, 5.75%, 7/1/12, Callable
                           7/1/11 @ 100
                                                                                                                          1,711,096
                                                                                                                     --------------
Michigan  (1.45%):
                 250,000   State Building Authority, Series III,                                                            265,950
                           5.38%, 10/15/16, Callable 10/15/12 @                                                      --------------
                           100

Missouri  (1.43%):
                 250,000   State Development Finance Board,                                                                 261,850
                           5.25%, 3/1/15                                                                             --------------

New Hampshire  (2.78%):
                 500,000   Higher Education & Health Facility                                                               510,200
                           (Franklin Pierce Law Center), 5.50%,                                                      --------------
                           7/1/18, Callable 7/1/08 @ 101

Ohio  (1.22%):
                 225,000   Ohio State Higher Educational                                                                    224,098
                           Facility Revenue, (John Carroll                                                           --------------
                           University), 4.00%, 4/1/09

Oklahoma  (10.97%):
                 225,000   Jay Oklahoma Industrial Authority                                                                226,494
                           Lease Revenue, (Jay Public Schools),
                           4.75%, 9/1/10
                 500,000   McClain County Economic                                                                          510,300
                           Development Authority (New Castle
                           Public Schools), 5.00%, 9/1/11
                 380,000   Oklahoma Baptist University                                                                      397,765
                           Authority, 5.25%, 12/1/14
                 300,000   Pottawatomie County Facilities                                                                   305,940
                           Authority Educational Faculty Lease
                           Revenue, (Shawnee Public School),
                           5.00%, 9/1/10
                 230,000   Pottawatomie County Facilities                                                                   230,474
                           Authority Educational Faculty Lease
                           Revenue, (Tecumseh Public Schools),
                           4.75%, 9/1/13

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                 100,000   Pottawatomie County Facilities                                                                   100,054
                           Authority Educational Faculty Lease
                           Revenue, (Tecumseh Public Schools),
                           4.75%, 9/1/14
                 245,000   Tulsa Industrial Authority Student                                                               243,510
                           Housing Revenue, (University of                                                           --------------
                           Tulsa), 4.30%, 10/1/12
                                                                                                                          2,014,537
                                                                                                                     --------------
South Carolina  (1.23%):
                 220,000   Lexington One School Facilities                                                                  226,296
                           Corp. Installment Purchase Revenue,                                                       --------------
                           (Lexington County School Distinct
                           No.1), 5.00%, 12/1/10

South Dakota  (1.14%):
                 210,000   West Central School District No.                                                                 209,990
                           49-7, 4.00%, 8/15/11, (FSA Insured),                                                      --------------
                           Callable 4/1/11 @ 100

Texas  (14.89%):
                 190,000   Keller Texas Certificates Obligation,                                                            190,562
                           4.25%, 2/15/08, (CIFG Insured)
                 100,000   Northeast Travis County Utility                                                                  100,032
                           District, 4.50%, 9/1/13, Callable
                           9/1/11 @ 100
                  65,000   Northeast Travis County Utility                                                                   65,118
                           District, 4.60%, 9/1/14, Callable
                           9/1/11 @ 100
                  90,000   Northeast Travis County Utility                                                                   90,231
                           District, 4.65%, 9/1/15, Callable
                           9/1/11 @ 100
                 170,000   Plano Independent School District,                                                               177,373
                           5.38%, 2/15/16, (PSF-GTD Insured),
                           Callable 2/15/11 @ 100
                 500,000   San Antonio Electric & Gas, 5.38%,                                                               540,110
                           2/1/15
                 405,000   San Leanna Educational Facilities                                                                415,485
                           Corporation Highered Revenue Texas
                           (Saint Edwards University), 5.00%,
                           6/1/18, Callable 6/1/17 @ 100
                 500,000   Socorro Independent School District,                                                             474,030
                           Series A, 4.50%, 8/15/32, (PSF-GTD
                           Insured), Callable 8/15/15 @ 100
                 135,000   State Water Development, Series D,                                                               135,155
                           5.50%, 8/1/07
                 500,000   University of Texas Revenue,                                                                     543,961
                           Series B, 5.25%, 8/15/19                                                                  --------------
                                                                                                                          2,732,057
                                                                                                                     --------------
Washington  (3.67%):
                  55,000   Adams County Washington Park &                                                                    53,409
                           Recreation District No.4, 4.13%,
                           12/1/15
                 100,000   Adams County Washington Park &                                                                    96,520
                           Recreation District No.4, 4.13%,
                           12/1/16
                 500,000   Seattle Municipal Light & Power,                                                                 524,150
                           5.63%, 12/1/16, Callable 12/1/10 @                                                        --------------
                           100
                                                                                                                            674,079
                                                                                                                     --------------
Wisconsin  (3.89%):
                 300,000   Manitowoc Electric Revenue, (Power                                                               306,927
                           System), 5.00%, 8/1/10
                 400,000   State Health & Educational Facilities                                                            407,264
                           Authority Revenue (Marshfield Clinic),                                                    --------------
                           5.00%, 2/15/17, Callable 2/15/16 @
                           100
                                                                                                                            714,191
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (COST $17,624,130)                                                                                 17,786,194
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
INVESTMENT COMPANIES  (1.87%):
                 343,923   Wells Fargo National Tax-Free                                                                    343,923
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $343,923)                                                                                  343,923
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $17,968,053) (a)   -   98.77%                                                                    18,130,117
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.23%                                                                           225,885
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $   18,356,002
                                                                                                                     ==============

_________________

(a) See Note to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
CIFG - CIFG Guaranty
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-GTD -Permanent School Fund Guaranteed
XLCA - XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
ASSET BACKED SECURITIES  (21.85%):
Asset Backed Auto Receivable  (8.57%):
            $ 12,522,308   Americredit Automobile Receivables                                                        $   12,522,308
                           Trust, Series 2007-AX, Class A1,
                           5.31%, 2/6/08 (b)
              42,918,310   Americredit Automobile Receivables                                                            42,918,310
                           Trust, Series 2007-BF, Class A1,
                           5.32%, 5/6/08
              64,093,130   Capital Auto Receivables Asset                                                                64,093,130
                           Trust, Series 2007-1, Class A1,
                           5.32%, 5/15/08 (c)
              26,119,706   Capital One Auto Finance Trust,                                                               26,119,706
                           Series 2007-A, Class A1, 5.32%,
                           2/15/08 (b)
                 519,155   CNH Equipment Trust, Series                                                                      519,155
                           2006-B, Class A1, 5.39%, 10/5/07
                           (b)
              59,836,347   CNH Equipment Trust, Series                                                                   59,836,347
                           2007-A, Class A1, 5.26%, 4/4/08 (b)
              11,697,077   CPS Auto Trust, Series 2007-A,                                                                11,697,077
                           Class A1, 5.33%, 3/17/08 (b)(c)
              35,000,000   CPS Auto Trust, Series 2007-B,                                                                35,000,000
                           Class A1, 5.33%, 7/15/08 (c)
              27,448,551   CPS Auto Trust, Series 2007-TFC,                                                              27,448,551
                           Class A1, 5.36%, 5/15/08 (c)
               2,914,799   Ford Credit Auto Owner Trust, Series                                                           2,914,799
                           2006-C, Class A1, 5.36%, 12/15/07
                           (b)
             170,000,000   Ford Credit Auto Owner Trust, Series                                                         170,000,001
                           2007-A, Class A1, 5.35%, 7/15/08
                           (c)
              72,110,000   GS Auto Loan Trust, Series 2007-1,                                                            72,110,000
                           Class A1, 5.36%, 7/15/08
              17,754,025   Honda Auto Receivables Owner                                                                  17,754,025
                           Trust, Series 2007-1, Class A1,
                           5.32%, 3/18/08 (b)
               7,690,891   Household Automotive Trust, Series                                                             7,690,891
                           2007-1, Class A1, 5.33%, 2/17/08
                           (b)
              51,585,179   John Deere Owner Trust, Series                                                                51,585,179
                           2007-A, Class A1, 5.33%, 5/15/08
              18,301,096   Long Beach Auto Receivables Trust,                                                            18,301,096
                           Series 2007-A, Class A1, 5.34%,
                           3/15/08 (b)
              32,843,662   Nissan Auto Receivables Owner                                                                 32,843,662
                           Trust, Series 2007-A, Class A1,
                           5.32%, 3/17/08 (b)
              45,858,002   Santander Drive Auto Receivables                                                              45,858,002
                           Trust, Series 2007-1, Class A1,
                           5.32%, 4/15/08 (b)
               2,788,253   USAA Auto Owner Trust, Series                                                                  2,788,253
                           2006-4, Class A1, 5.34%, 12/13/07
                           (b)
              50,000,000   USAA Auto Owner Trust, Series                                                                 50,000,000
                           2007-1, Class A1, 5.34%, 7/11/08
              18,922,937   Volkswagen Auto Loan Enhanced                                                                 18,922,937
                           Trust, Series 2007-1, Class A1,
                           5.32%, 2/20/08
              74,000,000   Wachovia Auto Loan Owner Trust,                                                               74,000,000
                           Series 2007-1, Class A1, 5.34%,
                           6/20/08
              10,712,330   World Omni Auto Receivables Trust,                                                            10,712,330
                           Series 2007-A, Class A1, 5.32%,                                                           --------------
                           2/15/08 (b)
                                                                                                                        855,635,759
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Asset Backed Mortgages  (13.28%):
              90,000,000   Aire Valley Mortgages, Series                                                                 90,000,000
                           2007-1A, Class 1A1, 5.34%, 3/20/30
                           (b)(c)
              65,500,000   Arkle Master Issuer PLC, Series                                                               65,500,000
                           2006-1A, Class A1, 5.30%, 11/19/07
                           (b)(c)
             170,000,000   Arkle Master Issuer PLC, Series                                                              170,000,000
                           2007-1A, Class 1A, 5.30%, 5/17/08
                           (b)(c)
             177,200,000   Brunel Residential Mortgage                                                                  177,200,000
                           Securities, Series 2007-1A, Class A3,
                           5.31%, 1/13/39 (b)(c)
               4,352,569   CIT Equipment Collateral, Series                                                               4,352,569
                           2006-VT2, Class A1, 5.34%, 11/20/07,
                           (b)
               6,428,944   General Electric Equipment Midticket                                                           6,428,944
                           LLC, Series 2006-1, Class A1,
                           5.30%, 12/15/07 (b)
              22,200,000   Granite Master Issuer PLC, Series                                                             22,200,000
                           2006-3, Class A4, 5.30%, 12/20/54
                           (b)
              83,000,000   Granite Master Issuer PLC, Series                                                             83,000,000
                           2007-2, Class 4A1, 5.30%, 12/17/54
                           (b)
              34,000,000   Holmes Financing PLC, Series 10A,                                                             34,000,000
                           Class 1A, 5.29%, 7/15/07 (b)(c)
              36,100,000   Holmes Master Issuer PLC, Series                                                              36,100,000
                           2006-1A, Class 1A, 5.30%, 1/15/16,
                           (b)(c)
              63,000,000   Holmes Master Issuer PLC, Series                                                              63,000,000
                           2007-1, Class 1A1, 5.30%, 3/15/08,
                           (b)
              36,165,764   Leaf II Receivables Funding LLC,                                                              36,165,764
                           Series 2007-1A, Class A1, 5.38%,
                           6/20/08 (c)
             103,497,900   Paragon Mortgages PLC, Series 12A,                                                           103,495,612
                           Class A1, 5.31%, 11/15/38 (b)(c)
              37,977,512   Paragon Mortgages PLC, Series 13A,                                                            37,978,025
                           Class A1, 5.31%, 1/15/39 (b)(c)
              78,000,000   Paragon Mortgages PLC, Series 14A,                                                            78,000,000
                           Class A1, 5.32%, 9/15/39 (b)(c)
             110,000,000   Pendeford Master Issuer PLC,                                                                 110,000,000
                           Series 2007-1A, Class 1A, 5.31%,
                           2/12/08 (b)(c)
              24,000,000   Permanent Master Issuer PLC,                                                                  24,000,000
                           Series 2006-1, Class 1A, 5.30%,
                           10/17/07 (b)
              45,000,000   Permanent Master Issuer PLC,                                                                  45,000,000
                           Series 2007-1, Class 1A, 5.30%,
                           1/15/08 (b)
             140,000,000   Westpac Securitisation Trust, Series                                                         140,000,000
                           2007-1G, Class A1, 5.33%, 5/21/38                                                         --------------
                           (b)(c)
                                                                                                                      1,326,420,914
                                                                                                                     --------------
TOTAL ASSET BACKED SECURITIES (COST $2,182,056,673)                                                                   2,182,056,673
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
COMMERCIAL PAPER  (17.16%):
Asset Backed  (3.41%):
              85,000,000   Fairway Finance Corp. LLC, 5.28%,                                                             84,999,733
                           7/16/07 (b)(c)
              80,000,000   Fairway Finance Corp. LLC, 5.28%,                                                             79,997,751
                           10/12/07 (b)(c)
              12,500,000   Galaxy Funding Inc., 5.31%,                                                                   12,472,734
                           7/16/07 (c)(d)
              25,000,000   Galaxy Funding Inc., 5.30%,                                                                   24,840,042
                           8/14/07 (c)(d)
              85,000,000   Grampian Funding LLC, 5.41%,                                                                  84,631,667
                           7/31/07 (d)
              24,000,000   Liberty Street Funding Corp., 5.30%,                                                          23,957,800
                           7/13/07 (c)(d)
               8,000,000   Nieuw Amsterdam, 5.37%, 7/2/07                                                                 7,998,807
                           (c)(d)
              22,000,000   Northern Rock PLC, 5.38%, 7/11/07                                                             21,967,978
                           (c)(d)                                                                                    --------------
                                                                                                                        340,866,512
                                                                                                                     --------------
Asset Backed Extendible  (5.97%):
              60,000,000   BA Credit Card Trust Emerald Note,                                                            59,842,650
                           5.32%, 7/19/07 (c)(d)
              50,000,000   BA Credit Card Trust Emerald Note,                                                            49,839,583
                           5.30%, 7/23/07 (c)(d)
             150,000,000   BA Credit Card Trust Emerald Note,                                                           149,322,521
                           5.31%, 8/1/07 (c)(d)
              75,000,000   Sandlot Funding LLC, 5.35%,                                                                   74,824,000
                           7/17/07 (c)(d)
              63,000,000   Sandlot Funding LLC, 5.34%, 8/7/07                                                            62,658,768
                           (c)(d)
             200,000,000   Sandlot Funding LLC, 5.34%, 8/9/07                                                           198,858,167
                           (c)(d)                                                                                   --------------
                                                                                                                        595,345,689
                                                                                                                     --------------
Banks - Australia/New Zealand  (0.74%):
              26,600,000   Australia & New Zealand Banking                                                               26,565,054
                           Group, 5.30%, 7/10/07 (d)
               5,000,000   Westpac Banking Corp., 5.41%,                                                                  4,992,048
                           7/12/07 (c)(d)
              42,857,000   Westpac Banking Corp., 5.39%,                                                                 42,570,870
                           8/16/07 (c)(d)                                                                            --------------
                                                                                                                         74,127,972
                                                                                                                     --------------
Banks - Foreign  (2.57%):
              35,000,000   Greenwich Capital Holdings, 5.42%,                                                            34,727,263
                           8/24/07 (d)
              97,750,000   HBOS Treasury Services PLC,                                                                   97,295,571
                           5.30%, 8/2/07 (d)
             100,000,000   Rabobank Nederland, 5.18%,                                                                    99,931,450
                           12/20/07
              25,000,000   Societe Generale, 5.29%, 7/5/07                                                               24,985,500
                           (d)                                                                                       --------------
                                                                                                                        256,939,784
                                                                                                                     --------------
Chemicals  (0.75%):
              75,000,000   BASF AG, 5.40%, 7/16/07 (c)(d)                                                                74,837,500
                                                                                                                     --------------

Finance - Diversified Domestic  (1.00%):
             100,000,000   Variable Funding Capital, 5.29%,                                                             100,000,000
                           2/25/08 (b)(c)                                                                            --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------

Finance - Diversified Foreign  (2.72%):
              28,000,000   Barclays Bank PLC, 5.31%, 8/13/07                                                             27,824,918
                           (d)
             100,000,000   Northern Rock PLC, 5.30%, 8/2/07                                                              99,535,111
                           (c)(d)
              75,000,000   Northern Rock PLC, 5.30%, 8/3/07                                                              74,640,438
                           (c)(d)
              30,000,000   UBS Finance (DE) LLC, 5.31%,                                                                  29,921,625
                           7/19/07 (d)
              40,000,000   UBS Finance (DE) LLC, 5.42%,                                                                  39,768,889
                           8/10/07 (d)                                                                               --------------
                                                                                                                        271,690,981
                                                                                                                     --------------
TOTAL COMMERCIAL PAPER (COST $1,713,808,438)                                                                          1,713,808,438
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT  (30.34%):
Banks - Australia/New Zealand  (2.88%):
              25,000,000   Australia & New Zealand Banking                                                               25,000,000
                           Group, 5.34%, 6/23/10 (b)(c)
              42,500,000   Australia & New Zealand Banking                                                               42,500,000
                           Group, 5.33%, 12/5/11 (b)(c)
             100,000,000   National Australia Bank, 5.31%,                                                              100,000,000
                           3/7/11 (b)(c)
              60,000,000   Westpac Banking Corp., 5.32%,                                                                 59,999,002
                           12/7/07 (b)
              60,000,000   Westpac Banking Corp., 5.31%,                                                                 60,000,000
                           2/16/11 (b)(c)                                                                            --------------
                                                                                                                        287,499,002
                                                                                                                     --------------
Banks - Canada  (5.38%):
              92,000,000   Bank of Montreal Chicago, 5.26%,                                                              91,994,183
                           10/1/07 (b)
              85,000,000   Bank of Nova Scotia, 5.26%,                                                                   84,994,390
                           10/4/07 (b)
             105,500,000   Bank of Nova Scotia, 5.27%,                                                                  105,486,548
                           12/31/07 (b)
              85,000,000   Bank of Nova Scotia, 5.26%, 4/2/08                                                            84,980,862
                           (b)
              65,000,000   Canadian Imperial Bank, 5.35%,                                                                65,001,119
                           11/7/07
              70,000,000   Canadian Imperial Bank, 5.41%,                                                                70,057,596
                           3/17/08 (b)
              35,000,000   Canadian Imperial Bank, 5.40%,                                                                35,021,230
                           7/18/08 (b)                                                                               --------------
                                                                                                                        537,535,928
                                                                                                                     --------------
Banks - Domestic  (9.49%):
              85,000,000   AmSouth Bank, NA, 5.45%,                                                                      85,048,128
                           12/27/07 (b)
              30,000,000   Bank of the West, 5.31%, 11/19/07                                                             30,002,244
                           (b)
              55,000,000   Comerica Bank, 5.30%, 8/24/07                                                                 55,001,053
                           (b)
              20,000,000   Comerica Bank, 5.30%, 9/27/07                                                                 19,999,020
                           (b)
              91,000,000   Comerica Bank, 5.41%, 11/26/07                                                                91,042,932
              76,000,000   Fifth Third Bank, 5.26%, 2/4/08 (b)                                                           75,987,604
              42,500,000   Marshall & Ilsley Bank, 5.16%,                                                                42,502,270
                           12/15/16
              50,000,000   Mercantile Safe Deposit & Trust Co.,                                                          50,000,000
                           5.56%, 7/16/07
              50,000,000   Mercantile Safe Deposit & Trust Co.,                                                          50,000,000
                           5.72%, 8/7/07
              42,500,000   Mercantile Safe Deposit & Trust Co.,                                                          42,498,789
                           5.43%, 8/22/07
              70,000,000   National City Bank, 5.35%, 2/13/08                                                            70,009,720
                           (b)
              75,000,000   National City Bank, 5.30%, 3/13/08                                                            75,010,334
                           (b)
              60,000,000   PNC Bank NA, 5.27%, 1/2/08 (b)                                                                59,990,927
              82,500,000   US Bank NA, 5.29%, 12/5/07 (b)                                                                82,503,001
              20,015,000   Wells Fargo & Co., 5.37%, 3/10/08                                                             20,027,973
                           (b)
              98,000,000   World Savings Bank, 5.32%,                                                                    98,011,304
                           10/19/07 (b)                                                                              --------------
                                                                                                                        947,635,299
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Banks - Foreign  (12.16%):
             127,500,000   Banco Espanol De Credito, 5.34%,                                                             127,499,999
                           4/18/12 (b)(c)
              59,000,000   Bank of Ireland, 5.29%, 7/6/07                                                                59,000,000
              35,000,000   Bank of Ireland, 5.30%, 7/19/11                                                               35,000,000
                           (b)(c)
              90,000,000   Barclays Bank PLC, 5.29%, 12/5/07                                                             90,000,000
                           (b)
              29,000,000   Barclays Bank PLC, 5.28%, 1/3/08                                                              28,997,766
                           (b)
              42,500,000   BNP Paribas, 5.26%, 4/3/08 (b)                                                                42,489,433
              50,000,000   BNP Paribas, 5.33%, 12/16/11                                                                  50,000,000
                           (b)(c)
             175,000,000   Credit Agricole (London), 5.33%,                                                             174,999,999
                           4/15/08 (b)(c)
              50,000,000   Deutsche Bank, 5.35%, 8/8/07                                                                  50,000,176
              75,000,000   Fortis Bank New York, 5.27%,                                                                  74,991,000
                           10/15/07 (b)
              42,500,000   HBOS Treasury Services PLC,                                                                   42,500,000
                           5.29%, 12/7/11 (b)(c)
             100,000,000   Royal Bank of Scotland PLC,                                                                  100,000,000
                           5.33%, 4/21/10 (b)(c)
              75,000,000   Santander Totta Ireland PLC, 5.32%,                                                           75,000,000
                            3/7/12 (b)(c)
              32,965,000   Svenska Handelsbanken, 5.27%,                                                                 32,962,851
                           10/4/07 (b)
              95,000,000   Svenska Handelsbanken, 5.29%,                                                                 95,000,000
                           4/4/08 (b)(c)
              93,500,000   Svenska Handelsbanken, 5.29%,                                                                 93,500,000
                           11/21/11 (b)(c)
              42,500,000   Swedbank, 5.32%, 9/17/07 (b)                                                                  42,498,237
                                                                                                                     --------------
                                                                                                                      1,214,439,461
                                                                                                                     --------------
Finance - Diversified Foreign  (0.43%):
              42,500,000   Societe Generale, 5.27%, 9/21/07                                                              42,497,129
                           (b)                                                                                       --------------

TOTAL CERTIFICATES OF DEPOSIT (COST $3,029,606,819)                                                                   3,029,606,819
                                                                                                                     --------------

CORPORATE BONDS  (30.25%):
Banks - Domestic  (3.00%):
              50,000,000   Bank of New York Co., Inc., 5.32%,                                                            50,000,000
                           3/10/15 (b)(c)
             125,000,000   Fortis Bank New York, 5.34%,                                                                 125,000,000
                           7/19/12 (b)(c)
              74,500,000   US Bank NA, 5.28%, 3/31/08 (b)                                                                74,494,129
              50,000,000   Wells Fargo & Co., 5.33%, 7/15/09                                                             50,000,000
                           (b)(c)                                                                                    --------------
                                                                                                                        299,494,129
                                                                                                                     --------------
Banks - Foreign  (7.10%):
              25,000,000   Alliance & Leicester PLC, 5.33%,                                                              25,004,872
                           5/7/08 (b)(c)
              87,500,000   Caja Ahorros Barcelona, 0.00%,                                                                87,500,000
                           7/23/12 (b)(c)
             262,000,000   Kommunal Kredit International Bank                                                           262,000,000
                           Lt., 5.39%, 7/13/12 (b)(c)
             170,000,000   Lloyds TSB Group PLC, 5.29%,                                                                 170,000,000
                           6/6/08 (b)(c)
              80,000,000   Royal Bank of Scotland PLC,                                                                   80,010,363
                           5.36%, 12/21/07 (b)(c)
              85,000,000   Royal Bank of Scotland PLC,                                                                   85,026,012
                           5.36%, 4/11/08 (b)(c)                                                                     --------------
                                                                                                                        709,541,247
                                                                                                                     --------------
Chemicals  (1.25%):
             125,000,000   BASF Finance Europe NV, 5.35%,                                                               125,000,000
                           7/20/10 (b)(c)                                                                            --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Finance - Automotive  (2.11%):
              50,000,000   American Honda Finance Corp.,                                                                 50,013,751
                           5.38%, 1/23/08 (b)(c)
              50,000,000   American Honda Finance Corp.,                                                                 50,000,000
                           5.32%, 1/28/08 (b)(c)
              61,000,000   American Honda Finance Corp.,                                                                 60,597,770
                           4.25%, 3/11/08 (c)
              50,000,000   American Honda Finance Corp.,                                                                 50,000,000
                           5.33%, 5/9/08 (b)(c)                                                                      --------------
                                                                                                                        210,611,521
                                                                                                                     --------------
Finance - Diversified Domestic  (4.55%):
              74,000,000   American Express, 5.32%, 6/13/08                                                              74,017,035
                           (b)
              38,272,000   American General Finance, 5.48%,                                                              38,303,900
                           1/18/08 (b)
              31,710,000   Bear Stearns Co., Inc., 5.51%,                                                                31,755,300
                           4/29/08 (b)
              50,000,000   HSBC Finance Corp., 5.39%,                                                                    50,009,285
                           10/4/07 (b)
              25,000,000   JP Morgan Chase & Co., 5.29%,                                                                 25,000,000
                           7/2/07 (b)
              50,000,000   Merrill Lynch & Co., 5.30%, 4/17/12,                                                          50,000,000
                           (b)
              50,000,000   Morgan Stanley, 5.29%, 9/14/07                                                                50,000,000
                           (b)
              85,000,000   Morgan Stanley, 5.48%, 1/18/08                                                                85,070,833
                           (b)
              50,000,000   Unilever Capital Corp., 5.31%,                                                                50,000,000
                           6/11/12 (b)(c)                                                                            --------------
                                                                                                                        454,156,353
                                                                                                                     --------------
Finance - Diversified Foreign  (1.75%):
             175,000,000   UBS AG Stamford CT, 5.29%,                                                                   175,000,000
                           6/16/08 (b)                                                                               --------------

Forest & Paper Products  (0.63%):
              63,000,000   Kimberly-Clark Corp., 5.26%,                                                                  63,000,000
                           12/19/07 (c)                                                                              --------------

Information Technology  (0.80%):
              80,000,000   IBM Corp., 5.33%, 12/8/10 (b)(c)                                                              80,000,000
                                                                                                                     --------------
Insurance  (8.21%):
              40,000,000   Allstate Life Global Funding Trust,                                                           40,001,319
                           5.38%, 11/14/07 (b)
              77,000,000   Allstate Life Global Funding Trust,                                                           77,000,000
                           5.29%, 1/11/08 (b)
              50,000,000   Allstate Life Global Funding Trust,                                                           50,000,000
                           5.32%, 5/4/11 (b)
              42,500,000   Allstate Life Global Funding Trust,                                                           42,500,000
                           5.29%, 4/3/12 (b)
              85,000,000   ING Verzekeringen, NV, 5.29%,                                                                 85,000,000
                           1/4/08 (b)(c)
             125,000,000   Metropolitan Life Global Funding I,                                                          125,000,000
                           5.31%, 2/22/08 (b)(c)
              60,780,000   Monument Global Funding 2007-F,                                                               60,780,000
                           5.34%, 3/20/08 (b)(c)
               5,750,000   Monumental Global Funding II,                                                                  5,750,530
                           5.39%, 9/13/07 (b)(c)
              42,500,000   Monumental Global Funding II,                                                                 42,500,000
                           5.34%, 12/20/07 (b)(c)
              80,000,000   Nationwide Life Global Funding,                                                               80,000,000
                           5.31%, 12/27/11 (b)(c)
             170,000,000   Nationwide Life Global Funding,                                                              170,000,001
                           5.30%, 7/11/12 (b)(c)
              40,000,000   Pricoa Global Funding I, 5.44%,                                                               40,025,895
                           1/25/08 (b)(c)                                                                            --------------
                                                                                                                        818,557,745
                                                                                                                     --------------
Manufacturing  (0.85%):
              85,000,000   3M Co., 5.15%, 12/12/10 (c)                                                                   85,195,427
                                                                                                                     --------------

TOTAL CORPORATE BONDS (COST $3,020,556,422)                                                                           3,020,556,422
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
TAXABLE MUNICIPAL BONDS  (0.85%):
Florida  (0.85%):
              85,000,000   Florida Hurricane Catastrophe,                                                                85,000,000
                           5.33%, 7/14/08 (b)                                                                        --------------

TOTAL TAXABLE MUNICIPAL BONDS (COST $85,000,000)                                                                         85,000,000
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.04%):
               4,280,589   Wells Fargo Prime Investment                                                                   4,280,589
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $4,280,589)                                                                              4,280,589
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $10,035,308,941) (a)   -   100.49%                                                           10,035,308,941
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.49)%                                                                    (48,670,061)
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $9,986,638,880
                                                                                                                     ==============

_________________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.

Abbreviations used are defined below:
LOC - Letter of Credit
LLC - Limited Liability

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (21.35%):
Federal Farm Credit Bank (5.32%):
            $ 45,000,000   5.18%, 2/8/08 (b)                                                                         $   44,996,529
                                                                                                                     --------------
Federal Home Loan Bank  (2.95%):
              25,000,000   Series 555, 4.13%, 10/26/07                                                                   24,910,722
                                                                                                                     --------------
Federal Home Loan Mortgage Corporation  (5.78%):
              50,000,000   5.03%, 12/7/07 (b)                                                                            48,903,342
                                                                                                                     --------------
Federal National Mortgage Association  (7.30%):
              50,000,000   5.17%, 7/27/07 (b)                                                                            49,814,750
              11,900,000   4.20%, 8/1/07                                                                                 11,889,055
                                                                                                                     --------------
                                                                                                                         61,703,805
                                                                                                                     --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $180,514,398)                                                            180,514,398
                                                                                                                     --------------

REPURCHASE AGREEMENTS  (78.08%):
             175,000,000   Deutsche Bank Securities, dated                                                              175,000,000
                           6/29/07, due 7/2/07 at 5.35% with a
                           maturity value of $175,078,021 (fully
                           collaterized by U.S. Government
                           securities 0.00%-5.38%,
                           11/9/07-6/10/16)

             200,000,000   Cantor Fitzgerald Partners, dated                                                            200,000,000
                           6/26/07, due 7/3/07 at 5.29% with a
                           maturity value of $200,205,722 (fully
                           collaterized by U.S. Government
                           securities 4.00%-9.00%, 1/1/09-6/1/37)

             200,000,000   Merrill Lynch Government Securities,                                                         200,000,000
                           dated 6/26/07, due 7/3/07 at 5.29%
                           with a maturity value of $200,205,722
                           (fully collaterized by U.S.
                           Government securities 4.50%-6.00%,
                           4/1/20-5/1/37)

              85,000,000   Greenwich Capital, dated 6/13/07,                                                             85,000,000
                           due 7/12/07 with a maturity value of                                                      --------------
                           $85,360,506 (fully collaterized by U.S.
                           Government securities 0.00%-6.50%,
                           4/25/09-6/25/37)

TOTAL REPURCHASE AGREEMENTS (COST $660,000,000)                                                                         660,000,000
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.47%):
               4,008,503   Wells Fargo Government                                                                         4,008,503
                           Institutional Money Market Fund                                                           --------------

TOTAL INVESTMENT COMPANIES (COST $4,008,503)                                                                              4,008,503
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $844,522,901) (a)   -   99.90%                                                                  844,522,901
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.10%                                                                           859,676
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  845,382,577
                                                                                                                     ==============

_________________
(a)  Tax cost of securities is equal to book cost of securities.
(b)  Rate represents the effective yield at purchase.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
MUNICIPAL BONDS  (94.97%):
Alabama  (4.70%):
            $ 27,000,000   Birmingham Medical Clinic Board                                                           $   27,000,000
                           Revenue, 3.74%, 12/1/26, (LOC
                           Suntrust Bank) (b)
                 100,000   Mobile Industrial Development Board                                                              100,000
                           Dock & Wharf Revenue, 3.74%,
                           6/1/32, (LOC Wachovia Bank) (b)
              12,735,000   Talladega County Special Obligation,                                                          12,735,000
                           3.77%, 2/1/31, (LOC Regions Bank)                                                         --------------
                           (b)
                                                                                                                         39,835,000
                                                                                                                     --------------
Arizona  (0.89%):
               2,855,000   Maricopa County IDA MFHR (Gran                                                                 2,855,000
                           Victoria Housing LLC), 3.75%,
                           4/15/30, (FNMA Insured) (b)
               3,000,000   Phoenix IDA, 3.75%, 10/1/29,                                                                   3,000,000
                           (FHLMC Insured) (b)
               1,655,000   Phoenix IDA, 3.91%, 1/1/31, (LOC                                                               1,655,000
                           Wells Fargo Bank) (b)                                                                     --------------
                                                                                                                          7,510,000
                                                                                                                     --------------
California  (2.20%):
                 650,000   Hesperia Public Financing Authority                                                              650,000
                           Lease Revenue, 3.80%, 6/1/22, (LOC
                           Bank of America) (b)
              18,000,000   Puttable Floating Option Tax Exempt                                                           18,000,000
                           Receipts, 3.77%, 8/1/32, (FSA                                                             --------------
                           Insured) (b)
                                                                                                                         18,650,000
                                                                                                                     --------------
Colorado  (2.74%):
               2,200,000   Colorado Educational & Cultural                                                                2,200,000
                           Facilities Authority Revenue, 3.86%,
                           2/1/34, (LOC Bank of America) (b)
               4,500,000   Colorado Educational & Cultural                                                                4,500,000
                           Facilities Authority Revenue, 3.88%,
                           5/1/37, (LOC JP Morgan Chase Bank)
                           (b)
               5,000,000   Commerce City Northern                                                                         5,000,000
                           Infrastructure General Improvement,
                           3.78%, 12/1/28, (LOC U.S. Bank) (b)
               2,310,000   NBC Metropolitan District, 3.78%,                                                              2,310,000
                           12/1/30, (LOC U.S. Bank) (b)
               7,350,000   Southglenn Metropolitan District                                                               7,350,000
                           Special Revenue, 3.78%, 12/1/30,
                           (LOC BNP Paribas) (b)
               1,250,000   State Health Facilities Authority                                                              1,250,000
                           Revenue (Arapahoe House Project),
                           3.80%, 4/1/24, (LOC Wells Fargo
                           Bank) (b)
                 625,000   State Health Facilities Authority                                                                625,000
                           Revenue (The Visiting Nurse Corp.),                                                       --------------
                           3.93%, 7/1/22, (LOC Wells Fargo
                           Bank) (b)
                                                                                                                         23,235,000
                                                                                                                     --------------
Delaware  (1.32%):
              11,220,000   Puttable Floating Option Tax Exempt                                                           11,220,000
                           Receipts, 3.82%, 12/1/30, (b)                                                             --------------

District of Columbia  (0.45%):
               3,835,000   District Revenue Pooled Loan,                                                                  3,835,000
                           3.73%, 1/1/29, (LOC Bank of                                                               --------------
                           America) (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Florida  (8.99%):
               5,600,000   Collier County Health Facilities                                                               5,600,000
                           Authority (The Moorings, Inc.), 3.75%,
                           12/1/24, (LOC Wachovia Bank) (b)
               1,340,000   Deutsche Bank Spears/Lifers Trust,                                                             1,340,000
                           3.80%, 7/1/27, (MBIA Insured) (b)
               4,275,000   Enhanced Return Puttable Floating                                                              4,275,000
                           Option Tax Exempt Receipts, 3.82%,
                           7/1/20, (AMBAC Insured) (b)
              14,980,000   Enhanced Return Puttable Floating                                                             14,980,001
                           Option Tax Exempt Receipts, 3.82%,
                           7/1/22, (MBIA Insured), (b)
               5,605,000   Enhanced Return Puttable Floating                                                              5,605,814
                           Option Tax Exempt Receipts, 3.82%,
                           9/1/24, (AMBAC Insured) (b)
               4,200,000   Higher Educational Facilities                                                                  4,200,000
                           Financial Authority Revenue, 3.74%,
                           12/1/35, (LOC Suntrust Bank) (b)
               4,000,000   Key West Utility Board Electric                                                                4,000,000
                           Revenue, 3.80%, 10/1/22, (MBIA
                           Insured),(b)
               5,000,000   Miami Dade County Industrial                                                                   5,000,000
                           Development Authority Revenue,
                           3.75%, 6/1/31, (LOC Regions Bank),
                           (b)
               6,090,000   Miami Dade County Public Facilities                                                            6,090,000
                           Revenue, 3.80%, 6/1/17, (MBIA
                           Insured) (b)
               7,235,000   Orange County Housing Finance                                                                  7,235,000
                           Authority Multifamily Revenue,
                           3.75%, 6/1/25, (FNMA Insured) (b)
               4,650,000   Orange County Housing Finance                                                                  4,650,000
                           Authority Multifamily Revenue,
                           3.75%, 8/15/31, (FNMA Insured) (b)
               3,500,000   Palm Beach County Housing                                                                      3,500,000
                           Finance Authority, 3.75%, 11/1/07,
                           (LOC Credit Suisse First Boston) (b)
               3,345,000   Sarasota County Continuing Care                                                                3,345,000
                           Retirement Community Revenue
                           (Glenridge Palmer Project), 3.91%,
                           6/1/36, (LOC Bank of Scotland) (b)
               1,495,000   State Department General Services                                                              1,495,129
                           Division Facilities Management
                           Revenue, 3.79%, 9/1/20, (AMBAC
                           Insured) (b)
               5,000,000   West Orange Health District                                                                    5,000,000
                           Revenue, 3.75%, 2/1/22, (LOC                                                              --------------
                           Suntrust Bank) (b)
                                                                                                                         76,315,944
                                                                                                                     --------------
Georgia  (5.86%):
               5,800,000   Clayton County MFHR (BS                                                                        5,800,000
                           Partners), 3.75%, 9/1/26, (FNMA
                           Insured) (b)
              16,475,000   DeKalb County Housing Authority                                                               16,475,000
                           Revenue, 3.73%, 1/1/34, (FHLMC
                           Insured) (b)
               1,500,000   DeKalb Private Hospital Authority                                                              1,500,000
                           (Children's Health Care Project),
                           3.75%, 12/1/17, (LOC Suntrust Bank)
                           (b)
               2,000,000   DeKalb Private Hospital Authority                                                              2,000,000
                           (Children's Health Care Project),
                           3.75%, 12/1/28, (LOC Suntrust Bank)
                           (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
               2,100,000   DeKalb Private Hospital Authority                                                              2,100,000
                           (Egleston Children's Hospital), 3.75%,
                           3/1/24, (LOC Suntrust Bank) (b)
               2,000,000   Downtown Savannah Authority                                                                    2,000,000
                           Revenue, 3.75%, 10/1/07, (LOC
                           Wachovia Bank) (b)
               9,025,000   Marietta MFHR, 3.76%, 7/1/24,                                                                  9,025,000
                           (FNMA Insured) (b)
               6,500,000   Savannah Economic Development                                                                  6,500,000
                           Authority Revenue (Calvary Day
                           School Project), 3.74%, 11/1/26, (LOC
                           Suntrust Bank) (b)
               4,300,000   Ware County Hospital Authority                                                                 4,300,000
                           Revenue, 3.74%, 11/1/20, (LOC                                                             --------------
                           Suntrust Bank) (b)
                                                                                                                         49,700,000
                                                                                                                     --------------
Illinois  (8.88%):
               4,100,000   Educational Facilities Authority                                                               4,100,000
                           Revenues, 3.75%, 12/1/25, (LOC JP
                           Morgan Chase Bank) (b)
               7,415,000   Enhanced Return Puttable Floating                                                              7,415,000
                           Option Tax Exempt Receipts, 3.82%,
                           3/1/22, (MBIA Insured)  (b)
               9,250,000   Finance Authority Revenue, 3.75%,                                                              9,250,000
                           8/15/34, (LOC Lasalle Bank) (b)
               8,000,000   Finance Authority Revenue, 3.74%,                                                              8,000,000
                           5/15/38, (LOC Lasalle Bank) (b)
               3,500,000   Finance Authority Revenue, 3.73%,                                                              3,500,000
                           2/1/40, (AMBAC Insured) (b)
               4,300,000   Finance Authority Revenue, 3.77%,                                                              4,300,000
                           4/1/42, (LOC National City Bank) (b)
               1,700,000   Galesburg Revenue (Knox College),                                                              1,700,000
                           3.75%, 3/1/31, (LOC LaSalle Bank)
                           (b)
               6,900,000   Health  Facilities Authority Revenue                                                           6,900,000
                           (Metropolitan Medical Center), Series
                           C, 3.78%, 1/1/16, (LOC JP Morgan
                           Chase Bank) (b)
               5,300,000   Illinois Health Facility Authority                                                             5,300,000
                           Revenue, 3.77%, 8/1/15, (LOC JP
                           Morgan Chase Bank) (b)
               3,200,000   Kane McHenry Cook & De Kalb                                                                    3,200,000
                           Counties Unit School District No 300,
                           3.79%, 1/1/21, (AMBAC Insured)  (b)
               7,180,000   Lisle Multifamily Revenue, 3.75%,                                                              7,180,000
                           9/15/26, (LOC Lasalle Bank) (b)
               4,000,000   State Development Finance                                                                      4,000,000
                           Authority PCR, 3.83%, 9/1/08, (LOC
                           JP Morgan Chase Bank) (b)
              10,500,000   State Finance Authority Revenue                                                               10,500,000
                           (Chicago Historical Society), 3.80%,                                                      --------------
                           1/1/36, (LOC JP Morgan Chase Bank)
                           (b)
                                                                                                                         75,345,000
                                                                                                                     --------------
Indiana  (6.38%):
               7,550,000   Decatur Township Marion County                                                                 7,550,000
                           Multi-School Building Corp., 3.80%,
                           7/15/24, (FSA Insured)  (b)
              10,265,000   Eclipse Funding Trust (Solar                                                                  10,265,000
                           Eclipse-Middlebury), 3.79%, 1/15/30,
                           (FSA Insured) (b)
               4,845,000   Evansville-Vanderburgh Independent                                                             4,845,000
                           School Building Corp., 3.80%,
                           1/10/22, (FSA Insured)  (b)
               4,300,000   Puttable Floating Option Tax Exempt                                                            4,300,000
                           Receipts, 3.80%, 12/1/23, (FGIC
                           Insured), (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                 250,000   State Health Facilities Finance                                                                  250,000
                           Authority Revenue (Deaconess
                           Hospital), 3.75%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
               2,835,000   State Health Facilities Finance                                                                2,848,455
                           Authority Revenue, Series D, 5.00%,
                           11/1/26, (b)
              14,795,000   State Hospital Equipment Financing                                                            14,795,000
                           Authority Revenue, 3.78%, 12/1/15,
                           (MBIA Insured) (b)
               5,885,000   Vincennes University Revenue,                                                                  5,885,000
                           3.75%, 10/1/22, (LOC JP Morgan
                           Chase Bank Indiana) (b)
               3,370,000   Vincennes University Revenue,                                                                  3,370,000
                           3.75%, 10/1/24, (LOC JP Morgan                                                            --------------
                           Chase Bank) (b)
                                                                                                                         54,108,455
                                                                                                                     --------------
Iowa  (2.91%):
               4,880,000   Finance Authority Hospital Facities                                                            4,880,000
                           Revenue, 3.77%, 7/1/20, (AMBAC
                           Insured) (b)
               2,185,000   State Finance Authority Revenue                                                                2,185,000
                           (YMCA & Rehabilitation Center),
                           3.78%, 4/1/25, (LOC Bank of
                           America) (b)
               7,580,000   State Higher Education Authority                                                               7,580,000
                           Revenue (Palmer Chiropractic),
                           3.75%, 4/1/27, (LOC LaSalle Bank)
                           (b)
              10,000,000   State School Cash Anticipation                                                                10,036,857
                           Program, Series B, 4.25%, 1/25/08,                                                        --------------
                           (FSA Insured)
                                                                                                                         24,681,857
                                                                                                                     --------------
Kansas  (0.40%):
               3,375,000   University of Kansas Hospital                                                                  3,375,000
                           Authority Health Facilities Revenue                                                       --------------
                           (KU Health Systems), 3.91%, 9/1/34,
                           (LOC Harris Trust) (b)

Louisiana  (2.12%):
               5,700,000   Louisiana Public Facilities Authority                                                          5,700,000
                           Revenue, 3.75%, 4/1/36, (LOC
                           FHLMC) (b)
               4,190,000   Shreveport Home Mortgage                                                                       4,190,000
                           Authority Multifamily Housing
                           Revenue, 3.78%, 2/15/23, (LOC
                           FNMA) (b)
               4,105,000   State Offshore Terminal Authority                                                              4,105,000
                           Deepwater Port Revenue (Loop LLC
                           Project), 3.74%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
               4,000,000   State Public Facilities Authority                                                              4,000,000
                           Revenue (Community Care), 3.76%,                                                          --------------
                           7/1/21, (LOC JP Morgan Chase Bank)
                           (b)
                                                                                                                         17,995,000
                                                                                                                     --------------
Massachusetts  (0.59%):
               5,000,000   Enhanced Return Puttable Floating                                                              5,000,000
                           Option Tax Exempt Receipts, 3.81%,                                                        --------------
                           8/1/46, (FSA Insured) (b)

Michigan  (3.35%):
               2,060,000   Detroit Sewer Disposal Revenue,                                                                2,060,000
                           3.79%, 7/1/25, (FSA Insured) (b)
               3,000,000   Eastern Michigan University                                                                    3,000,000
                           Revenue, 3.91%, 6/1/27, (FGIC
                           Insured) (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
               5,500,000   Michigan Technological University                                                              5,500,000
                           (Series A), 3.75%, 10/1/18, (AMBAC
                           Insured) (b)
               3,200,000   Northern Michigan University                                                                   3,200,000
                           Revenues, 3.91%, 12/1/35, (AMBAC
                           Insured) (b)
               4,640,000   Reset Optional Certificates Trust                                                              4,640,000
                           II-R, 3.79%, 11/1/31, (MBIA Insured)
                           (b)
               5,500,000   State Strategic Fund Limited                                                                   5,500,000
                           Obligation Revenue (Henry Ford
                           Museum), 3.90%, 12/1/33, (LOC
                           Comerica Bank) (b)
               4,500,000   West Shore Medical Center Health                                                               4,500,000
                           Facilities Revenue, 3.75%, 4/1/22,                                                        --------------
                           (LOC National City Bank) (b)
                                                                                                                         28,400,000
                                                                                                                     --------------
Minnesota  (3.38%):
               7,240,000   Inver Grove Heights Senior Housing                                                             7,240,000
                           Revenue, 3.75%, 5/15/35, (FNMA
                           Insured) (b)
               9,010,000   Minneapolis Housing Development                                                                9,010,000
                           Revenue (Orchestra Hall Associates),
                           3.75%, 12/1/14, (FHLMC Insured)
                           (b)
                 850,000   Minneapolis Revenue (Catholic                                                                    850,000
                           Charities Projects), 3.75%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               8,370,000   Oak Park Heights MFHR (Boutwells                                                               8,370,000
                           Landing), 3.75%, 11/1/35, (FHLMC
                           Insured) (b)
               2,340,000   St. Paul Housing & Redevelopment                                                               2,340,000
                           Authority Revenue (Science Museum
                           Project), 3.77%, 5/1/27, (LOC U.S.
                           Bank) (b)
                 870,000   St. Paul Minnesota Housing &                                                                     870,000
                           Redevelopment Authority Distribution                                                      --------------
                           Heating Revenue, 3.75%, 12/1/12,
                           (LOC Dexia Credit) (b)
                                                                                                                         28,680,000
                                                                                                                     --------------
Mississippi  (4.27%):
               9,635,000   Medical Center Educational Building                                                            9,635,000
                           Corp Revenue, 3.75%, 6/1/34,
                           (AMBAC Insured) (b)
               6,935,000   Puttable Floating Option Tax Exempt                                                            6,935,000
                           Receipts, 3.80%, 10/1/25, (FSA
                           Insured) (b)
              14,555,000   State Development Bank Special                                                                14,555,000
                           Obligation (Desoto County), 3.76%,
                           11/1/22, (AMBAC Insured) (b)
               5,050,000   University of Mississippi Educational                                                          5,050,000
                           Building Corp. Revenue, 3.77%,                                                            --------------
                           10/1/20, (MBIA Insured) (b)
                                                                                                                         36,175,000
                                                                                                                     --------------
Missouri  (2.18%):
               5,300,000   Independence IDA MFHR (Mansions                                                                5,300,000
                           Project), 3.76%, 8/1/35, (FHLMC
                           Insured) (b)
               3,995,000   Puttable Floating Option Tax Exempt                                                            3,995,000
                           Receipts, 3.81%, 4/1/27, (XLCA
                           Insured) (b)
               2,000,000   St. Charles County IDA, 3.75%,                                                                 2,000,000
                           2/1/29, (FNMA Insured) (b)
               2,900,000   State Health & Educational Facilities                                                          2,900,000
                           Authority Revenue, 3.74%, 7/1/18,
                           (LOC Suntrust Bank) (b)
               1,890,000   State Health & Educational Facilities                                                          1,890,000
                           Authority Revenue, 3.91%, 6/1/26,
                           (LOC Bank of America) (b)
               2,440,000   State Health & Educational Facilities                                                          2,440,000
                           Authority Revenue, 3.91%, 11/1/32,                                                        --------------
                           (LOC Bank of America) (b)
                                                                                                                         18,525,000
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Montana  (0.60%):
               5,050,000   State Health Facilities Authority                                                              5,050,000
                           Revenue (Health Care Pooled Loan                                                          --------------
                           Program), 3.75%, 12/1/15, (FGIC
                           Insured) (b)

Nebraska  (0.50%):
               3,200,000   Scotts Bluff County Hospital                                                                   3,200,000
                           Authority Revenue, 3.78%, 12/1/31,
                           (GNMA Insured) (b)
               1,000,000   State Educational Finance Authority                                                            1,000,000
                           (Creighton University Project), 3.91%,                                                    --------------
                           3/1/33, (AMBAC Insured) (b)
                                                                                                                          4,200,000
                                                                                                                     --------------
Nevada  (1.12%):
               4,490,000   Clark County School District, 3.79%,                                                           4,490,000
                           6/15/24, (AMBAC Insured) , (b)
               5,000,000   Puttable Floating Option Tax Exempt                                                            5,000,000
                           Receipts, 3.82%, 6/15/21, (AMBAC                                                          --------------
                           Insured) (b)
                                                                                                                          9,490,000
                                                                                                                     --------------
North Carolina  (1.08%):
               7,000,000   North Carolina Capital Facilities                                                              7,000,000
                           Finance Agency Recreational
                           Facilities Revenue (YMCA), 3.73%,
                           4/1/29, (LOC Wachovia Bank) (b)
               2,165,000   State Educational Facilities Agency                                                            2,165,000
                           Revenue, 3.75%, 1/1/19, (LOC Bank                                                         --------------
                           of America) (b)
                                                                                                                          9,165,000
                                                                                                                     --------------
Ohio  (1.88%):
               5,045,000   Franklin County Hospital Revenue                                                               5,045,000
                           (Children's Hospital), 3.73%, 11/1/25,
                           (AMBAC Insured) (b)
               3,915,000   Lucas County Bond Anticipation                                                                 3,915,834
                           Notes, 3.60%, 10/10/07
               6,995,000   University of Toledo General                                                                   6,995,000
                           Receipts Bonds, 3.91%, 6/1/32,                                                            --------------
                           (FGIC Insured) (b)
                                                                                                                         15,955,834
                                                                                                                     --------------
Oklahoma  (1.08%):
               9,200,000   University of Oklahoma Hospital                                                                9,200,000
                           Trust Revenue, Series A, 3.73%,                                                           --------------
                           8/15/35, (LOC Bank of America) (b)

Pennsylvania  (4.88%):
               3,855,000   Luzerne County, 3.74%, 11/1/14,                                                                3,855,000
                           (LOC PNC Bank) (b)
               3,480,000   Moon Industrial Development                                                                    3,480,000
                           Authority Community Facilities
                           Revenue, 3.74%, 6/1/25, (LOC PNC
                           Bank) (b)
              10,800,000   Pennsylvania Intergovernmental                                                                10,800,000
                           Cooperation Authority Split Tax
                           Revenue, 3.75%, 6/15/22, (AMBAC
                           Insured) (b)
               4,375,000   Philadelphia Gas Works Revenue,                                                                4,375,000
                           3.80%, 9/1/34, (LOC Bank of New
                           York) (b) (LOC Bank of Nova
                           Scotia)
               9,650,000   Sayre Health Care Facilities                                                                   9,650,000
                           Authority Revenue, 3.75%, 12/1/20,
                           (AMBAC Insured) (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                 280,000   Schuylkill County IDA (Northeast                                                                 280,000
                           Power Co. Project), Series A, 3.92%,
                           12/1/22, (LOC Dexia Group) (b)
               5,110,000   Somerset County Hospital Authority                                                             5,110,000
                           Revenue, 3.74%, 3/1/37, (LOC PNC
                           Bank) (b)
               3,800,000   Wilkes-Barre Finance Authority                                                                 3,800,000
                           College Revenue, 3.74%, 5/1/37,                                                           --------------
                           (LOC PNC Bank) (b)
                                                                                                                         41,350,000
                                                                                                                     --------------
South Carolina  (0.72%):
               2,800,000   Florence County Hospital Revenue                                                               2,800,000
                           (McLeod Regional Medical Center),
                           3.75%, 11/1/15, (FGIC Insured) (b)
               3,300,000   State Job Development Authority                                                                3,300,000
                           (Catholic Diocese), 3.78%, 9/1/18,                                                        --------------
                           (LOC Bank of America) (b)
                                                                                                                          6,100,000
                                                                                                                     --------------
Tennessee  (4.06%):
               3,315,000   Clarksville Public Building Authority                                                          3,315,000
                           Revenue, 3.73%, 11/1/27, (LOC Bank
                           of America) (b)
               6,815,000   Dayton Industrial Development                                                                  6,815,000
                           Board Educational Facilities Revenue,
                           3.77%, 7/1/36, (LOC Regions Bank)
                           (b)
               3,800,000   Dickson County Industrial                                                                      3,800,000
                           Development Board Revenue, 3.74%,
                           11/1/12, (LOC Suntrust Bank) (b)
               5,400,000   Hamilton County IDR (Aquarium),                                                                5,400,000
                           3.73%, 3/1/15, (LOC Bank of
                           America) (b)
               4,390,000   Shelby County Health, Educational                                                              4,390,000
                           & Housing Facilities Board Revenue,
                           3.76%, 7/1/26, (LOC Suntrust Bank)
                           (b)
               4,600,000   Shelby County Health, Educational                                                              4,600,000
                           & Housing Facilities Board Revenue,
                           3.77%, 5/1/33, (LOC Amsouth Bank)
                           (b)
               6,080,000   Shelby County Health, Educational                                                              6,080,000
                           & Housing Facilities Board Revenue,                                                       --------------
                           3.77%, 12/1/34, (LOC First Tennessee
                           Bank) (b)
                                                                                                                         34,400,000
                                                                                                                     --------------
Texas  (7.23%):
               1,050,000   Austin County Industrial                                                                       1,050,000
                           Development Corp., 3.75%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               7,230,000   Capital Area Cultural Education                                                                7,230,000
                           Facilities Finance Corp. Revenue,
                           3.73%, 4/1/45, (LOC Wachovia Bank)
                           (b)
               4,835,000   Corpus Christi Utility System                                                                  4,835,000
                           Revenue, 3.81%, 7/15/26, (FSA
                           Insured) , (b)
               2,355,000   Enhanced Return Puttable Floating                                                              2,355,000
                           Option Tax Exempt Receipts, 3.82%,
                           5/15/18, (MBIA Insured), (b)
               2,000,000   Georgetown Health Facilities                                                                   2,000,000
                           Development Corp. Retirement
                           Revenue, 3.76%, 8/1/36, (LOC
                           Regions Bank) (b)
               2,070,000   Houston, 3.79%, 3/1/20, (AMBAC                                                                 2,070,000
                           Insured) (b)
               3,000,000   San Antonio Electric & Gas                                                                     3,000,000
                           Revenue, 3.79%, 2/1/23, (FSA
                           Insured) (b)
              35,000,000   State Tax & Revenue Anticipation                                                              35,053,638
                           Notes, 4.50%, 8/31/07
               3,700,000   Tarrant County Housing Finance                                                                 3,700,000
                           Corp. Revenue, 3.75%, 2/15/28,                                                            --------------
                           (FNMA Insured) (b)
                                                                                                                         61,293,638
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Utah  (0.63%):
                 900,000   Duchesne School District Municipal                                                               900,000
                           Building Authority Lease Revenue,
                           3.78%, 6/1/21, (LOC U.S. Bank) (b)
               4,435,000   Salt Lake County Housing Authority                                                             4,435,000
                           Multifamily Revenue (Crossroads                                                           --------------
                           Apartments Project), 3.75%, 2/15/31,
                           (FNMA Insured) (b)
                                                                                                                          5,335,000
                                                                                                                     --------------
Virginia  (2.40%):
               2,740,000   Alexandria IDA (Pooled Loan                                                                    2,740,000
                           Project), 3.73%, 7/1/26, (LOC Bank of
                           America) (b)
              15,350,000   Fairfax County Economic                                                                       15,350,000
                           Development Authority Student
                           Housing Revenue,(George Mason University),
                           3.74%, 2/1/29, (LOC Suntrust Bank) (b)
               2,205,000   Hampton Redevelopment & Housing                                                                2,205,000
                           Authority MFHR (Shoreline
                           Apartments Project), 3.75%, 12/1/19,
                           (FHLMC Insured) (b)
                 100,000   Louisa County IDA, 3.73%, 1/1/20,                                                                100,000
                           (LOC Bank of America) (b)                                                                 --------------
                                                                                                                         20,395,000
                                                                                                                     --------------
Washington  (1.57%):
               5,720,000   Grant County Public Utility District                                                           5,720,000
                           No 002 Wanapum Hydro Electric
                           Revenue, 3.79%, 1/1/43, (MBIA
                           Insured) (b)
               2,235,000   Richland Golf Enterprise Revenue,                                                              2,235,000
                           3.75%, 12/1/21, (LOC Bank of
                           America) (b)
               1,100,000   State Housing & Finance                                                                        1,100,000
                           Commission (Riverview Retirement
                           Project), 3.80%, 7/1/22, (LOC U.S.
                           Bank) (b)
                 670,000   State Housing & Finance                                                                          670,000
                           Commission Nonprofit Housing
                           Revenue (Christa Ministries), 3.80%,
                           7/1/11, (LOC U.S. Bank) (b)
               3,600,000   State Housing & Finance                                                                        3,600,000
                           Commission Nonprofit Revenue                                                              --------------
                           (Annie Wright School), 3.78%,
                           12/1/23, (LOC Bank of America) (b)
                                                                                                                         13,325,000
                                                                                                                     --------------
Wisconsin  (5.61%):
               6,250,000   Greenfield School District, 4.25%,                                                             6,256,906
                           11/30/07
               3,000,000   Kenosha Unified School District,                                                               3,000,592
                           3.60%, 9/14/07
               7,000,000   School District Cash Flow                                                                      7,016,893
                           Management Program, Certificate of
                           Participation, Series B, 4.25%,
                           11/1/07
               7,000,000   School District Cash Flow                                                                      7,013,776
                           Management Program, Series A1,
                           4.50%, 9/19/07, (LOC U.S. Bank)
               2,000,000   State Health & Educational Facilities                                                          2,000,000
                           Authority Revenue (Aurora Health
                           Care), Series C, 3.91%, 4/1/28, (LOC
                           Marshall & Ilsley) (b)
              16,765,000   State Health & Educational Facilities                                                         16,765,000
                           Authority Revenue (Gundersen
                           Lutheran), 3.91%, 12/1/15, (FSA
                           Insured) (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
                 650,000   State Health & Educational Facilities                                                            650,000
                           Authority Revenue (Meriter Hospital),
                           3.96%, 12/1/32, (LOC Marshall &
                           Ilsley Bank) (b)
               2,800,000   State Health & Educational Facilities                                                          2,800,000
                           Authority Revenue (ProHealth, Inc.),
                           3.91%, 8/15/30, (AMBAC Insured) (b)
               1,025,000   State Health & Educational Facilities                                                          1,025,000
                           Authority Revenue (St. John's United
                           Church), 3.80%, 2/1/30, (LOC U.S.
                           Bank) (b)
               1,060,000   Wisconsin State, 3.81%, 5/1/10,                                                                1,060,000
                           (FGIC Insured) (b)                                                                        --------------
                                                                                                                         47,588,167
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (COST $805,433,895)                                                                               805,433,895
                                                                                                                     --------------

COMMERCIAL PAPER  (3.48%):
Florida  (1.18%):
               9,999,000   Cape Coral, 3.72%, 1/10/08, (LOC                                                               9,999,000
                           Bank of America)                                                                          --------------

Massachusetts  (1.18%):
              10,000,000   Massachusetts School Building                                                                 10,000,000
                           Authority, 3.60%, 8/8/07                                                                  --------------

Wyoming  (1.12%):
               9,525,000   Sweetwater County Wyoming,                                                                     9,525,000
                           3.61%, 7/9/07, (LOC Barclays Bank)                                                        --------------

TOTAL COMMERCIAL PAPER (COST $29,524,000)                                                                                29,524,000
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.16%):
               1,326,802   Federated Tax Exempt Money                                                                     1,326,802
                           Market Fund                                                                               --------------

TOTAL INVESTMENT COMPANIES (COST $1,326,802)                                                                              1,326,802
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $836,284,697) (a)   -   98.61%                                                                  836,284,697
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.39%                                                                        11,817,281
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  848,101,978
                                                                                                                     ==============

_________________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
ASSET BACKED SECURITIES  (22.82%):
Asset Backed Auto Receivable  (8.70%):

             $ 2,049,105   Americredit Automobile Receivables                                                        $    2,049,105
                           Trust, Series 2007-AX, Class A1,
                           5.31%, 2/6/08 (b)

               4,517,717   Americredit Automobile Receivables                                                             4,517,717
                           Trust, Series 2007-BF, Class A1,
                           5.32%, 5/6/08

              11,310,552   Capital Auto Receivables Asset                                                                11,310,552
                           Trust, Series 2007-1, Class A1,
                           5.32%, 5/15/08 (c)

               2,902,190   Capital One Auto Finance Trust,                                                                2,902,190
                           Series 2007-A, Class A1, 5.32%,
                           2/15/08 (b)

               3,039,492   CNH Equipment Trust, Series                                                                    3,039,492
                           2006-B, Class A1, 5.39%, 10/5/07
                           (b)

               6,189,967   CNH Equipment Trust, Series                                                                    6,189,967
                           2007-A, Class A1, 5.26%, 4/4/08 (b)

               1,299,675   CPS Auto Trust, Series 2007-A,                                                                 1,299,675
                           Class A1, 5.33%, 3/17/08 (b)(c)

               3,700,000   CPS Auto Trust, Series 2007-B,                                                                 3,700,000
                           Class A1, 5.33%, 7/15/08 (c)

                 474,502   Ford Credit Auto Owner Trust, Series                                                             474,502
                           2006-C, Class A1, 5.36%, 12/15/07
                           (b)

              30,000,000   Ford Credit Auto Owner Trust, Series                                                          30,000,000
                           2007-A, Class A1, 5.35%, 7/15/08
                           (c)

              10,000,000   GS Auto Loan Trust, Series 2007-1,                                                            10,000,000
                           Class A1, 5.36%, 7/15/08

               3,133,063   Honda Auto Receivables Owner                                                                   3,133,063
                           Trust, Series 2007-1, Class A1,
                           5.32%, 3/18/08 (b)

               1,357,216   Household Automotive Trust, Series                                                             1,357,216
                           2007-1, Class A1, 5.33%, 2/17/08
                           (b)

               5,731,687   John Deere Owner Trust, Series                                                                 5,731,687
                           2007-A, Class A1, 5.33%, 5/15/08

               2,917,566   Long Beach Auto Receivables Trust,                                                             2,917,566
                           Series 2007-A, Class A1, 5.34%,
                           3/15/08 (b)

               3,592,276   Nissan Auto Receivables Owner                                                                  3,592,276
                           Trust, Series 2007-A, Class A1,
                           5.32%, 3/17/08 (b)

               6,992,532   Santander Drive Auto Receivables                                                               6,992,532
                           Trust, Series 2007-1, Class A1,
                           5.32%, 4/15/08 (b)

                 416,635   USAA Auto Owner Trust, Series                                                                    416,635
                           2006-4, Class A1, 5.34%, 12/13/07
                           (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------

              10,000,000   USAA Auto Owner Trust, Series                                                                 10,000,000
                           2007-1, Class A1, 5.34%, 7/11/08

               2,018,447   Volkswagen Auto Loan Enhanced                                                                  2,018,447
                           Trust, Series 2007-1, Class A1,
                           5.32%, 2/20/08

              13,000,000   Wachovia Auto Loan Owner Trust,                                                               13,000,000
                           Series 2007-1, Class A1, 5.34%,
                           6/20/08

               1,190,259   World Omni Auto Receivables Trust,                                                             1,190,259
                           Series 2007-A, Class A1, 5.32%,                                                           --------------
                           2/15/08 (b)
                                                                                                                        125,832,881
                                                                                                                     --------------
Asset Backed Mortgages  (14.12%):
              10,000,000   Aire Valley Mortgages, Series                                                                 10,000,000
                           2007-1A, Class 1A1, 5.34%, 3/20/30
                           (b)(c)

               9,500,000   Arkle Master Issuer PLC, Series                                                                9,500,000
                           2006-1A, Class A1, 5.30%, 11/19/07
                           (b)(c)

              30,000,000   Arkle Master Issuer PLC, Series                                                               29,999,999
                           2007-1A, Class 1A, 5.30%, 5/17/08
                           (b)(c)

              22,300,000   Brunel Residential Mortgage                                                                   22,300,000
                           Securities, Series 2007-1A, Class A3,
                           5.31%, 1/13/39 (b)(c)

                 621,796   CIT Equipment Collateral, Series                                                                 621,796
                           2006-VT2, Class A1, 5.34%, 11/20/07
                           (b)

               1,607,236   General Electric Equipment Midticket                                                           1,607,236
                           LLC, Series 2006-1, Class A1,
                           5.30%, 12/15/07 (b)

               2,000,000   Granite Master Issuer PLC, Series                                                              2,000,000
                           2006-3, Class A4, 5.30%, 12/20/54
                           (b)

              12,000,000   Granite Master Issuer PLC, Series                                                             12,000,000
                           2007-2, Class 4A1, 5.30%, 12/17/54
                           (b)

               6,000,000   Holmes Financing PLC, Series 10A,                                                              6,000,000
                           Class 1A, 5.29%, 7/15/07 (b)(c)

               5,900,000   Holmes Master Issuer PLC, Series                                                               5,900,000
                           2006-1A, Class 1A, 5.30%, 1/15/16
                           (b)(c)

              12,000,000   Holmes Master Issuer PLC, Series                                                              12,000,000
                           2007-1, Class 1A1, 5.30%, 3/15/08,
                           (b)

               7,233,153   Leaf II Receivables Funding LLC,                                                               7,233,153
                           Series 2007-1A, Class A1, 5.38%,
                           6/20/08 (c)

              18,817,800   Paragon Mortgages PLC, Series 12A,                                                            18,817,342
                           Class A1, 5.31%, 11/15/38 (b)(c)

               5,288,007   Paragon Mortgages PLC, Series 13A,                                                             5,288,065
                           Class A1, 5.31%, 1/15/39 (b)(c)

              12,000,000   Paragon Mortgages PLC, Series 14A,                                                            12,000,000
                           Class A1, 5.32%, 9/15/39 (b)(c)

              15,000,000   Pendeford Master Issuer PLC,                                                                  15,000,000
                           Series 2007-1A, Class 1A, 5.31%,
                           2/12/08 (b)(c)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
               4,000,000   Permanent Master Issuer PLC,                                                                   4,000,000
                           Series 2006-1, Class 1A, 5.30%,
                           10/17/07 (b)

               5,000,000   Permanent Master Issuer PLC,                                                                   5,000,000
                           Series 2007-1, Class 1A, 5.30%,
                           1/15/08 (b)

              25,000,000   Westpac Securitisation Trust, Series                                                          25,000,000
                           2007-1G, Class A1, 5.33%, 5/21/38                                                         --------------
                           (b)(c)
                                                                                                                        204,267,591
                                                                                                                     --------------
TOTAL ASSET BACKED SECURITIES (COST $330,100,472)                                                                       330,100,472
                                                                                                                     --------------

COMMERCIAL PAPER  (5.30%):
Asset Backed  (1.04%):
              15,000,000   Fairway Finance Corp. LLC, 5.28%,                                                             14,999,953
                           7/16/07 (b)(c)                                                                            --------------

Asset Backed Extendible  (4.26%):
              12,000,000   Sandlot Funding LLC, 5.34%, 8/7/07                                                            11,935,003
                           (c)(d)
              50,000,000   Sandlot Funding LLC, 5.34%, 8/9/07                                                            49,714,542
                           (c)(d)                                                                                    --------------
                                                                                                                         61,649,545
                                                                                                                     --------------
TOTAL COMMERCIAL PAPER (COST $76,649,498)                                                                                76,649,498
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT  (33.13%):
Banks - Australia/New Zealand  (3.98%):
               7,500,000   Australia & New Zealand Banking                                                                7,500,000
                           Group, 5.33%, 12/5/11 (b)(c)
              15,000,000   Westpac Banking Corp., 5.32%,                                                                 14,999,750
                           12/7/07 (b)
              20,000,000   Westpac Banking Corp., 5.32%,                                                                 19,999,923
                           1/15/08 (b)
              15,000,000   Westpac Banking Corp., 5.31%,                                                                 15,000,000
                           2/16/11 (b)(c)                                                                            --------------
                                                                                                                         57,499,673
                                                                                                                     --------------
Banks - Canada  (8.12%):
               5,000,000   Bank of Montreal Chicago, 5.42%,                                                               5,003,664
                           3/18/08 (b)
              13,000,000   Bank of Nova Scotia, 5.21%,                                                                   12,992,377
                           10/4/07
              15,000,000   Bank of Nova Scotia, 5.26%,                                                                   14,999,010
                           10/4/07 (b)
              19,500,000   Bank of Nova Scotia, 5.27%,                                                                   19,497,515
                           12/31/07 (b)
              15,000,000   Bank of Nova Scotia, 5.26%, 4/2/08                                                            14,996,623
                           (b)
              10,000,000   Canadian Imperial Bank, 5.35%,                                                                10,000,172
                           11/7/07
              25,000,000   Canadian Imperial Bank, 5.35%,                                                                25,003,742
                           1/10/08 (b)
              15,000,000   Canadian Imperial Bank, 5.40%,                                                                15,009,099
                           7/18/08 (b)                                                                               --------------
                                                                                                                        117,502,202
                                                                                                                     --------------
Banks - Domestic  (11.18%):
              15,000,000   AmSouth Bank, NA, 5.45%,                                                                      15,008,493
                           12/27/07 (b)
               7,000,000   Bank of New York Co., Inc., 5.31%,                                                             6,999,308
                           11/19/07 (b)
              16,000,000   Comerica Bank, 5.41%, 11/26/07                                                                16,007,548
               9,350,000   Comerica Bank, 5.32%, 2/8/08 (b)                                                               9,350,524

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
              14,000,000   Fifth Third Bank, 5.26%, 2/4/08 (b)                                                           13,997,717
              10,000,000   Marshall & Ilsley Bank, 3.80%,                                                                 9,913,480
                           2/8/08
               7,500,000   Marshall & Ilsley Bank, 5.16%,                                                                 7,500,401
                           12/15/16
               7,500,000   Mercantile Safe Deposit & Trust Co.,                                                           7,499,786
                           5.43%, 8/22/07
              55,000,000   National City Bank, 5.35%, 2/13/08                                                            55,007,857
                           (b)
              10,000,000   PNC Bank NA, 5.27%, 1/2/08 (b)                                                                 9,998,488
               6,510,000   US Bank NA, 5.29%, 12/5/07 (b)                                                                 6,510,128
               4,000,000   Wells Fargo & Co., 5.37%, 3/10/08                                                              4,002,593
                           (b)                                                                                       --------------
                                                                                                                        161,796,323
                                                                                                                     --------------
Banks - Foreign  (9.85%):
              22,500,000   Banco Espanol De Credito, 5.34%,                                                              22,500,000
                           4/18/12 (b)(c)
              11,000,000   Bank of Ireland, 5.29%, 7/6/07                                                                11,000,000
               5,000,000   Bank of Ireland, 5.30%, 7/19/11                                                                5,000,000
                           (b)(c)
              10,000,000   Barclays Bank PLC, 5.27%, 1/7/08                                                               9,998,957
                           (b)
               7,500,000   BNP Paribas, 5.26%, 4/3/08 (b)                                                                 7,498,135
              25,000,000   Credit Agricole (London), 5.33%,                                                              25,000,000
                           4/15/08 (b)(c)
               7,500,000   HBOS Treasury Services PLC,                                                                    7,500,000
                           5.29%, 12/7/11 (b)(c)
              10,000,000   Santander Totta Ireland PLC, 5.32%,                                                           10,000,000
                           3/7/12 (b)(c)
              20,000,000   Svenska Handelsbanken, 5.29%,                                                                 20,000,000
                           4/4/08 (b)(c)
              16,500,000   Svenska Handelsbanken, 5.29%,                                                                 16,500,000
                           11/21/11 (b)(c)
               7,500,000   Swedbank, 5.32%, 9/17/07 (b)                                                                   7,499,689
                                                                                                                     --------------
                                                                                                                        142,496,781
                                                                                                                     --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $479,294,979)                                                                       479,294,979
                                                                                                                     --------------

CORPORATE BONDS  (37.03%):
Banks - Domestic  (5.61%):
              25,000,000   Fortis Bank New York, 5.34%,                                                                  25,000,000
                           7/19/12 (b)(c)
              22,000,000   Marshall & Ilsley Bank, 5.32%,                                                                22,004,214
                           12/15/11 (b)
              11,000,000   National City Bank, 5.40%, 1/10/08                                                            11,003,973
                           (b)
               5,000,000   Southtrust Bank, 3.13%, 5/15/08                                                                4,908,328
              18,200,000   US Bank NA, 5.28%, 3/31/08 (b)                                                                18,198,566
                                                                                                                     --------------
                                                                                                                         81,115,081
                                                                                                                     --------------
Banks - Foreign  (6.60%):
              12,500,000   Caja Ahorros Barcelona, 5.36%,                                                                12,500,000
                           7/23/12 (b)(c)(d)
              38,000,000   Kommunal Kredit International Bank                                                            38,000,000
                           Lt., 5.39%, 7/13/12 (b)(c)
              30,000,000   Lloyds TSB Group PLC, 5.29%,                                                                  30,000,000
                           6/6/08 (b)(c)
              15,000,000   Royal Bank of Scotland PLC,                                                                   15,004,590
                           5.36%, 4/11/08 (b)(c)                                                                     --------------
                                                                                                                         95,504,590
                                                                                                                     --------------
Chemicals  (1.73%):
              25,000,000   BASF Finance Europe NV, 5.35%,                                                                25,000,000
                           7/20/10 (b)(c)                                                                            --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Finance - Automotive  (2.83%):
              15,000,000   American Honda Finance Corp.,                                                                 15,000,000
                           5.33%, 12/6/07 (b)(c)
               6,000,000   American Honda Finance Corp.,                                                                  6,000,835
                           5.36%, 12/27/07 (b)(c)
              20,000,000   American Honda Finance Corp.,                                                                 20,000,000
                           5.32%, 2/20/08 (b)(c)                                                                     --------------
                                                                                                                         41,000,835
                                                                                                                     --------------
Finance - Diversified Domestic  (4.27%):
              11,000,000   American Express, 5.32%, 6/13/08                                                              11,002,532
                           (b)
               2,809,000   Bank of New York Co., Inc., 3.90%,                                                             2,802,137
                           9/1/07
              10,000,000   Morgan Stanley, 5.29%, 9/14/07                                                                10,000,000
                           (b)
               5,250,000   Morgan Stanley, 5.48%, 11/9/07                                                                 5,252,803
                           (b)
              15,000,000   Morgan Stanley, 5.48%, 1/18/08                                                                15,012,500
                           (b)
               1,800,000   PCP Investors LLC, 5.40%, 12/1/24                                                              1,800,000
                           (b)
               4,300,000   Rio Bravo LLC, 5.40%, 12/1/33 (b)                                                              4,300,000
              10,000,000   Unilever Capital Corp., 5.31%,                                                                10,000,000
                           6/11/12 (b)(c)
               1,584,000   Watts Brothers Frozen Foods,                                                                   1,584,000
                           5.40%, 7/1/13 (b)                                                                         --------------
                                                                                                                         61,753,972
                                                                                                                     --------------
Finance - Diversified Foreign  (1.73%):
              25,000,000   UBS AG Stamford CT, 5.29%,                                                                    25,000,000
                           6/16/08 (b)                                                                               --------------

Forest & Paper Products  (0.83%):
              12,000,000   Kimberly-Clark Corp., 5.26%,                                                                  12,000,000
                           12/19/07 (c)                                                                              --------------

Information Technology  (1.73%):
              25,000,000   IBM Corp., 5.33%, 12/8/10 (b)(c)                                                              25,000,000
                                                                                                                     --------------
Insurance  (10.66%):
              10,000,000   Allstate Life Global Funding Trust,                                                           10,000,330
                           5.38%, 11/14/07 (b)
              13,000,000   Allstate Life Global Funding Trust,                                                           13,000,000
                           5.29%, 1/11/08 (b)
               7,500,000   Allstate Life Global Funding Trust,                                                            7,500,000
                           5.29%, 4/3/12 (b)
              15,000,000   ING Verzekeringen, NV, 5.29%,                                                                 15,000,000
                           1/4/08 (b)(c)
               7,090,000   John Hancock Global Funding II,                                                                7,088,304
                           5.00%, 7/27/07 (c)
               7,100,000   Metropolitan Life Global Funding I,                                                            7,101,701
                           5.42%, 10/5/07 (b)(c)
              25,000,000   Metropolitan Life Global Funding I,                                                           25,000,000
                           5.31%, 2/22/08 (b)(c)
              12,000,000   Monument Global Funding 2007-F,                                                               12,000,000
                           5.34%, 3/20/08 (b)(c)
               7,500,000   Monumental Global Funding II,                                                                  7,500,000
                           5.34%, 12/20/07 (b)(c)
              20,000,000   Nationwide Life Global Funding,                                                               20,000,000
                           5.31%, 12/27/11 (b)(c)
              30,000,000   Nationwide Life Global Funding,                                                               29,999,999
                           5.30%, 7/11/12 (b)(c)                                                                     --------------
                                                                                                                        154,190,334
                                                                                                                     --------------
Manufacturing  (1.04%):
              15,000,000   3M Co., 5.15%, 12/12/10 (c)                                                                   15,034,487
                                                                                                                     --------------
TOTAL CORPORATE BONDS (COST $535,599,299)                                                                               535,599,299
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
TAXABLE MUNICIPAL BONDS  (2.03%):
Florida  (1.04%):
              15,000,000   Florida Hurricane Catastrophe,                                                                15,000,000
                           5.33%, 7/14/08 (b)                                                                        --------------

Illinois  (0.57%):
               8,270,000   Illinois Student Assistance Common                                                             8,270,000
                           Student Loan Revenue, 5.35%,                                                              --------------
                           9/1/32 (MBIA Insured) (b)

New Mexico  (0.26%):
               3,700,000   Albuquerque Industrial Revenue,                                                                3,700,000
                           5.40%, 8/1/25 (LOC Wells Fargo                                                            --------------
                           Bank) (b)

Oregon  (0.16%):
               2,365,000   Lake Oswego Redevelopment                                                                      2,365,000
                           Agency Tax Increment Revenue,                                                             --------------
                           5.40%, 6/1/20 (LOC Wells Fargo
                           Bank) (b)

TOTAL TAXABLE MUNICIPAL BONDS (COST $29,335,000)                                                                         29,335,000
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.07%):
                 968,092   Wells Fargo Prime Investment                                                                     968,092
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $968,092)                                                                                  968,092
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $1,451,947,340) (a)   -   100.38%                                                             1,451,947,340
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.38)%                                                                     (5,425,060)
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $1,446,522,280
                                                                                                                     ==============

_________________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
LOC - Letter of Credit

SEE NOTES TO SCHEDULES  OF PORTFOLIO INVESTMENTS.

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
MUNICIPAL BONDS  (92.33%):
Alabama  (1.51%):
             $ 2,640,000   Birmingham, 3.78%, 6/1/11, (LOC                                                           $    2,640,000
                           Regions Bank) (b)
               5,000,000   Birmingham Medical Clinic Board                                                                5,000,000
                           Revenue, 3.74%, 12/1/26, (LOC                                                             --------------
                           Suntrust Bank) (b)
                                                                                                                          7,640,000
                                                                                                                     --------------
Arizona  (0.61%):
                 605,000   Maricopa County IDA MFHR (Gran                                                                   605,000
                           Victoria Housing LLC), 3.75%,
                           4/15/30, (FNMA Insured) (b)
               2,460,000   Tourism & Sports Authority Tax                                                                 2,460,000
                           Revenue, 3.79%, 7/1/21, (MBIA                                                             --------------
                           Insured) Callable 7/1/13 @ 100 (b)
                                                                                                                          3,065,000
                                                                                                                     --------------
California  (0.75%):
               3,805,000   State Office of the Treasurer,                                                                 3,805,000
                           3.93%, 12/1/30, (XLCA-ICR Insured)                                                        --------------
                           (b)

Colorado  (4.02%):
               1,000,000   Aurora Centretech Metropolitan                                                                 1,000,000
                           District, Series A, 3.70%, 12/1/28,
                           (LOC BP Amoco) (b)
               3,625,000   Colorado Educational & Cultural                                                                3,625,000
                           Facilities Authority Revenue, 3.78%,
                           7/1/31, (LOC Amsouth Bank) (b)
               1,100,000   Colorado Educational & Cultural                                                                1,100,000
                           Facilities Authority Revenue, 3.86%,
                           9/1/35, (LOC U.S. Bank) (b)
               2,000,000   Colorado Educational & Cultural                                                                2,000,000
                           Facilities Authority Revenue, 3.88%,
                           5/1/37, (LOC JP Morgan Chase Bank)
                           (b)
               4,810,000   Parker Automotive Metropolitan                                                                 4,810,000
                           District, 3.70%, 12/1/34, (LOC U.S.
                           Bank) (b)
               7,500,000   State Educational & Cultural                                                                   7,500,000
                           Facilities Authority (National Jewish
                           Building Program C-1), 3.86%, 9/1/35,
                           (LOC U.S. Bank) (b)
                 300,000   State Health Facilities Authority                                                                300,000
                           Revenue (The Visiting Nurse Corp.),                                                       --------------
                           3.93%, 7/1/22, (LOC Wells Fargo
                           Bank) (b)
                                                                                                                         20,335,000
                                                                                                                     --------------
District of Columbia  (1.15%):
               4,095,000   American Geophysical Union,                                                                    4,095,000
                           3.73%, 9/1/23, (LOC Bank of
                           America) (b)
               1,700,000   District Revenue (Internships &                                                                1,700,000
                           Academic), 3.77%, 7/1/36, (LOC                                                            --------------
                           Branch Banking & Trust) (b)
                                                                                                                          5,795,000
                                                                                                                     --------------
Florida  (13.30%):
               2,900,000   Brevard County Educational                                                                     2,900,000
                           Facilities Authority (Institute of
                           Technology), 3.73%, 7/1/32, (LOC
                           Bank of America) (b)
                 800,000   Collier County Health Facilities                                                                 800,000
                           Authority (The Moorings, Inc.), 3.75%,
                           12/1/24, (LOC Wachovia Bank) (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
               6,185,000   Dade County Special Revenue                                                                    6,185,000
                           (Youth Fair & Exposition Project),
                           3.74%, 8/1/15, (LOC Suntrust Bank)
                           (b)
              11,190,000   Enhanced Return Puttable Floating                                                             11,190,000
                           Option Tax Exempt Receipts, 3.82%,
                           7/1/22, (MBIA Insured), (b)
              11,275,000   Enhanced Return Puttable Floating                                                             11,275,000
                           Option Tax Exempt Receipts, 3.82%,
                           4/1/34, (AMBAC Insured) (b)
               5,925,000   Highlands County Health Facilities                                                             5,925,000
                           Authority Revenue, 3.74%, 11/15/09,
                           (LOC Suntrust Bank) (b)
               1,900,000   Indiana River County Revenue (St.                                                              1,900,000
                           Edward's School), 3.77%, 7/1/27,
                           (LOC Wachovia Bank) (b)
               1,435,000   Key West Utility Board Electric                                                                1,435,000
                           Revenue, 3.80%, 10/1/22, (MBIA
                           Insured),(b)
               3,000,000   Miami Dade County Industrial                                                                   3,000,000
                           Development Authority Revenue,
                           3.75%, 6/1/31, (LOC Regions Bank),
                           (b)
               6,675,000   Miami Health Facilities Authority                                                              6,675,000
                           Revenue, 3.74%, 8/1/26, (LOC
                           Suntrust Bank) (b)
               3,755,000   Palm Beach County Revenue,                                                                     3,755,000
                           3.77%, 1/1/37, (LOC Wachovia Bank)
                           (b)
               5,900,000   Sarasota County Continuing Care                                                                5,900,000
                           Retirement Community Revenue
                           (Glenridge Palmer Project), 3.91%,
                           6/1/36, (LOC Bank of Scotland) (b)
               6,375,000   Volusia County School Board,                                                                   6,375,000
                           3.79%, 8/1/32, (FSA Insured) Callable                                                     --------------
                           8/1/17 @ 100 (b)
                                                                                                                         67,315,000
                                                                                                                     --------------
Georgia  (6.26%):
               1,415,000   Clayton County MFHR (BS                                                                        1,415,000
                           Partners), 3.75%, 9/1/26, (FNMA
                           Insured) (b)
               4,540,000   Cobb County Development                                                                        4,540,000
                           Authority Revenue (Institute Nuclear
                           Power), 3.74%, 2/1/13, (LOC Suntrust
                           Bank) (b)
               3,000,000   Cobb County Hospital Authority                                                                 3,000,000
                           Revenue, 3.75%, 4/1/36, (LOC
                           Suntrust Bank) (b)
               3,000,000   Columbus Hospital Authority                                                                    3,000,000
                           Revenue, 3.74%, 1/1/18, (LOC
                           Suntrust Bank) (b)
                 900,000   DeKalb Private Hospital Authority                                                                900,000
                           (Children's Health Care Project),
                           3.75%, 12/1/28, (LOC Suntrust Bank)
                           (b)
               1,700,000   DeKalb Private Hospital Authority                                                              1,700,000
                           (Egleston Children's Hospital), 3.75%,
                           3/1/24, (LOC Suntrust Bank) (b)
               5,000,000   Fulco Hospital Authority Revenue                                                               5,000,000
                           (Shepherd Center, Inc. Project),
                           3.75%, 9/1/17, (LOC Wachovia Bank)
                           (b)
               2,100,000   Fulton County Development                                                                      2,100,000
                           Authority (St. George Village), 3.73%,
                           4/1/34, (LOC Bank of America) (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
               3,000,000   Fulton County Development                                                                      3,000,000
                           Authority Revenue (Pace Academy,
                           Inc. Project), 3.73%, 7/1/18, (LOC Bank of America)
                           (b)
               2,705,000   Gwinnett County Developement                                                                   2,705,000
                           Authority Revenue, 3.74%, 4/1/18,
                           (LOC Suntrust Bank) (b)
               4,300,000   Macon-Bibb County Hospital                                                                     4,300,000
                           Authority Revenue, 3.74%, 12/1/18,                                                        --------------
                           (LOC Suntrust Bank) (b)
                                                                                                                         31,660,000
                                                                                                                     --------------
Illinois  (9.23%):
               5,685,000   Channahon Revenue (Morris                                                                      5,685,000
                           Hospital), 3.74%, 12/1/32, (LOC U.S.
                           Bank) (b)
               1,000,000   Chicago Waterworks Revenue,                                                                    1,025,331
                           5.25%, 11/1/23, Pre-refunded 11/1/07
                           @ 102
               3,000,000   Crestwood Tax, Increment Revenue,                                                              3,000,000
                           3.78%, 12/1/23, (LOC Fifth Third
                           Bank) (b)
               2,700,000   Galesburg Revenue (Knox College),                                                              2,700,000
                           3.75%, 7/1/24, (LOC LaSalle Bank)
                           (b)
               4,800,000   Galesburg Revenue (Knox College),                                                              4,800,000
                           3.75%, 3/1/31, (LOC LaSalle Bank)
                           (b)
               4,000,000   Health  Facilities Authority Revenue                                                           4,000,000
                           (Metropolitan Medical Center), Series
                           C, 3.78%, 1/1/16, (LOC JP Morgan
                           Chase Bank) (b)
               3,500,000   Illinois Finance Authority Revenue                                                             3,500,000
                           (Elmhurst College), 3.73%, 2/1/42,
                           (LOC Bank of America) (b)
              12,300,000   Puttable Floating Option Tax Exempt                                                           12,300,000
                           Receipts, 3.80%, 4/1/32, (FGIC
                           Insured) Callable 10/1/17 @ 100 (b)
               2,730,000   State Development Finance                                                                      2,730,000
                           Authority Revenue (Westside Health),
                           3.75%, 12/1/29, (LOC LaSalle Bank)
                           (b)
               6,960,000   State Finance Authority Revenue                                                                6,960,000
                           (Proctor Hospital), 3.80%, 1/1/16,                                                        --------------
                           (LOC JP Morgan Chase Bank) (b)
                                                                                                                         46,700,331
                                                                                                                     --------------
Indiana  (4.83%):
               4,365,000   Danville 5/6 & 7/8 School Building                                                             4,365,000
                           Corp. Revenue, 3.79%, 1/15/27, (FSA
                           Insured) Callable 7/15/16 @ 100 (b)
               3,240,000   Puttable Floating Option Tax Exempt                                                            3,240,000
                           Receipts, 3.80%, 12/1/23, (FGIC
                           Insured), (b)
               2,130,000   State Health Facilities Finance                                                                2,130,000
                           Authority Revenue (Deaconess
                           Hospital), 3.75%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
              12,395,000   State Hospital Equipment Financing                                                            12,395,000
                           Authority Revenue, 3.78%, 12/1/15,
                           (MBIA Insured) (b)
               2,275,000   Vincennes University Revenue,                                                                  2,275,000
                           3.75%, 10/1/24, (LOC JP Morgan                                                            --------------
                           Chase Bank) (b)
                                                                                                                         24,405,000
                                                                                                                     --------------
Iowa  (3.14%):
               5,600,000   Higher Education Loan Authority                                                                5,600,000
                           Revenue, 3.83%, 12/1/15, (MBIA
                           Insured) (b)
               1,770,000   State Higher Education Authority                                                               1,770,000
                           Revenue (Palmer Chiropractic),
                           3.75%, 4/1/27, (LOC LaSalle Bank)
                           (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
               1,350,000   State Higher Education Loan                                                                    1,350,000
                           Authority Revenue (Private Colleges),
                           3.91%, 11/1/32, (LOC LaSalle Bank)
                           (b)
               5,000,000   State School Cash Anticipation                                                                 5,018,429
                           Program, Series B, 4.25%, 1/25/08,
                           (FSA Insured)
               2,150,000   Woodbury County Educational                                                                    2,150,000
                           Facilities Revenue, 3.78%, 11/1/16,                                                       --------------
                           (LOC U.S. Bank) (b)
                                                                                                                         15,888,429
                                                                                                                     --------------
Kansas  (0.57%):
               2,880,000   Olathe Health Facilities Revenue                                                               2,880,000
                           (Olathe Medical Center), 3.91%,                                                           --------------
                           9/1/32, (AMBAC Insured) (b)

Kentucky  (0.20%):
               1,000,000   State Property & Buildings                                                                     1,004,502
                           Community Revenue (Project #55),                                                          --------------
                           6.25%, 9/1/07, (MBIA Insured)

Louisiana  (4.53%):
              10,000,000   Local Government Environmental                                                                10,000,000
                           Facilities & Community Development
                           Authority Revenue, 3.76%, 9/1/36,
                           (LOC Regions Bank) (b)
               3,200,000   Louisiana Public Facilities Authority                                                          3,200,000
                           Revenue, 3.75%, 4/1/36, (LOC
                           FHLMC) (b)
               3,500,000   State Offshore Terminal Authority                                                              3,500,000
                           Deepwater Port Revenue (Loop LLC
                           Project), 3.74%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
               6,200,000   State Public Facilities Authority                                                              6,200,000
                           Revenue (Community Care), 3.76%,                                                          --------------
                           7/1/21, (LOC JP Morgan Chase Bank)
                           (b)
                                                                                                                         22,900,000
                                                                                                                     --------------
Maryland  (4.34%):
              21,950,000   Montgomery County Housing                                                                     21,950,000
                           Opportunities MFHR (Oakwood                                                               --------------
                           Apartments), 3.75%, 11/1/07, (FHLMC
                           Insured) (b)

Michigan  (2.30%):
               5,390,000   Eastern Michigan University                                                                    5,390,000
                           Revenue, 3.91%, 6/1/27, (FGIC
                           Insured) (b)
               1,495,000   Ecorse Public School District,                                                                 1,495,000
                           3.79%, 5/1/22, (FSA Insured) Callable
                           5/1/15 @ 100 (b)
               3,450,000   Michigan Technological University                                                              3,450,000
                           (Series A), 3.75%, 10/1/18, (AMBAC
                           Insured) (b)
               1,300,000   Northern Michigan University                                                                   1,300,000
                           Revenues, 3.91%, 12/1/35, (AMBAC                                                          --------------
                           Insured) (b)
                                                                                                                         11,635,000
                                                                                                                     --------------
Minnesota  (4.63%):
               8,035,000   Burnsville Multifamily Revenue                                                                 8,035,000
                           (Southwind Apartments Project),
                           3.75%, 1/1/35, (FHLMC Insured) (b)
               1,290,000   Higher Education Facilities Authority                                                          1,290,000
                           Revenue (Olaf College), 3.91%,
                           10/1/32, (LOC Harris Trust) (b)
               5,095,000   Inver Grove Heights Senior Housing                                                             5,095,000
                           Revenue, 3.75%, 5/15/35, (FNMA
                           Insured) (b)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
               1,300,000   Mankato Revenue Bonds, 3.91%,                                                                  1,300,000
                           11/1/15, (LOC Wells Fargo Bank) (b)
                 720,000   Minneapolis Revenue (Catholic                                                                    720,000
                           Charities Projects), 3.75%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               1,200,000   Minnetonka MFHR (Minnetonka Hills                                                              1,200,000
                           Apartments), 3.75%, 11/15/31, (FNMA
                           Insured) (b)
               4,480,000   Oak Park Heights MFHR (Boutwells                                                               4,480,000
                           Landing), 3.75%, 11/1/35, (FHLMC
                           Insured) (b)
               1,300,000   State Higher Education Facilities                                                              1,300,000
                           Authority Revenue (St. Olaf College),                                                     --------------
                           3.91%, 10/1/30, (LOC Harris Trust &
                           Savings Bank)
                                                                                                                         23,420,000
                                                                                                                     --------------
Mississippi  (1.19%):
               6,000,000   State Development Bank Special                                                                 6,000,000
                           Obligation (Desoto County), 3.76%,                                                        --------------
                           11/1/22, (AMBAC Insured) (b)

Missouri  (2.78%):
               4,000,000   Independence IDA MFHR (Mansions                                                                4,000,000
                           Project), 3.76%, 8/1/35, (FHLMC
                           Insured) (b)
               5,665,000   Kansas City IDA MFHR (Cloverset                                                                5,665,000
                           Apartments Project), 3.75%, 9/15/32,
                           (FNMA Insured) (b)
               4,410,000   Sca Tax Exempt Trust, 3.81%,                                                                   4,410,000
                           1/1/30, (FSA Insured) (b)                                                                 --------------
                                                                                                                         14,075,000
                                                                                                                     --------------
Montana  (2.17%):
              10,985,000   State Health Facilities Authority                                                             10,985,000
                           Revenue (Health Care Pooled Loan                                                          --------------
                           Program), 3.75%, 12/1/15, (FGIC
                           Insured) (b)

Nebraska  (1.01%):
               5,100,000   State Educational Finance Authority                                                            5,100,000
                           (Creighton University Project), 3.91%,                                                    --------------
                           3/1/33, (AMBAC Insured) (b)

Nevada  (0.99%):
               5,000,000   Director State Department Business                                                             5,000,000
                           & Industry (Nevada Cancer Institute),                                                     --------------
                           3.73%, 12/1/33, (LOC Bank of
                           America) (b)

North Carolina  (1.23%):
               3,750,000   North Carolina Capital Facilities                                                              3,750,000
                           Finance Agency Recreational
                           Facilities Revenue (YMCA), 3.73%,
                           4/1/29, (LOC Wachovia Bank) (b)
               2,450,000   State Medical Care Common                                                                      2,450,000
                           Revenue (FlexCap-Lutheran Project),                                                       --------------
                           3.73%, 1/1/39, (LOC Bank of
                           America) (b)
                                                                                                                          6,200,000
                                                                                                                     --------------
Ohio  (2.52%):
               6,000,000   Clinton County Airport Facilities                                                              6,000,000
                           Revenue, 3.77%, 6/1/11, (LOC
                           Wachovia Bank) (b)
               5,325,000   Deutsche Bank Spears/Lifers Trust,                                                             5,325,000
                           3.78%, 1/1/22, (FSA Insured) Callable
                           1/1/17 @ 100 (b)
               1,000,000   Lucas County Bond Anticipation                                                                 1,000,213
                           Notes, 3.60%, 10/10/07
                 445,000   Warren County Health Care                                                                        445,000
                           Facilities Revenue (Otterbein Homes                                                       --------------
                           Project), 3.76%, 7/1/23, (LOC Fifth
                           Third Bank) (b)
                                                                                                                         12,770,213
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Oklahoma  (1.23%):
               5,000,000   Payne County Economic                                                                          5,000,000
                           Development Authority Student
                           Housing Revenue, 3.76%, 7/1/32,
                           (AMBAC Insured) (b)
               1,200,000   State Industrial Authority Revenue                                                             1,200,000
                           (Integris Baptist), 3.86%, 8/15/29,                                                       --------------
                           (MBIA Insured) (b)
                                                                                                                          6,200,000
                                                                                                                     --------------
Pennsylvania  (1.39%):
               1,045,000   State Higher Educational Facilities                                                            1,045,000
                           Authority, 3.74%, 11/1/31, (LOC JP
                           Morgan Chase Bank) (b)
               6,000,000   Wilkes-Barre Finance Authority                                                                 6,000,000
                           College Revenue, 3.74%, 5/1/37,                                                           --------------
                           (LOC PNC Bank) (b)
                                                                                                                          7,045,000
                                                                                                                     --------------
Rhode Island  (0.63%):
               3,200,000   State Health & Educational Building                                                            3,200,000
                           Corp. Revenue, 3.80%, 6/1/37, (LOC                                                        --------------
                           Bank of America) (b)

South Dakota  (0.20%):
               1,000,000   State Health & Educational Facilities                                                          1,000,000
                           Authority Revenue (Rapid City                                                             --------------
                           Regional Hospital), 3.91%, 9/1/27,
                           (MBIA Insured) (b)

Tennessee  (3.05%):
               4,500,000   Pulaski & Giles County Industrial                                                              4,500,000
                           Development Board Revenue, 3.78%,
                           1/1/24, (LOC Amsouth Bank) (b)
              10,915,000   Shelby County Health Educational &                                                            10,915,000
                           Housing Facilities Board Residential                                                      --------------
                           Care, 3.76%, 12/1/13, (LOC BNP
                           Paribas) (b)
                                                                                                                         15,415,000
                                                                                                                     --------------
Texas  (5.35%):
               3,500,000   Arlington Special Obligation, 3.80%,                                                           3,500,000
                           8/15/35, (MBIA Insured) (b)
               2,600,000   Austin County Industrial                                                                       2,600,000
                           Development Corp., 3.75%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               2,660,000   Bexar County Housing Finance                                                                   2,660,000
                           Corp., 3.75%, 2/15/30, (FNMA
                           Insured) (b)
               3,985,000   Crawford Educational Facilities                                                                3,985,000
                           Revenue (Woodlands Academy),
                           3.80%, 6/1/18, (LOC U.S. Bank) (b)
               2,990,000   Enhanced Return Puttable Floating                                                              2,990,000
                           Option Tax Exempt Receipts, 3.82%,
                           5/15/18, (MBIA Insured), (b)
               1,325,000   Spring Independent School District,                                                            1,325,540
                           4.00%, 8/15/07, (PSF-GTD Insured)
              10,000,000   State Tax & Revenue Anticipation                                                              10,015,326
                           Notes, 4.50%, 8/31/07                                                                     --------------
                                                                                                                         27,075,866
                                                                                                                     --------------
Utah  (0.71%):
               2,800,000   Duchesne School District Municipal                                                             2,800,000
                           Building Authority Lease Revenue,
                           3.78%, 6/1/21, (LOC U.S. Bank) (b)
                 805,000   Sanpete County School Facilities                                                                 805,000
                           Revenue (Wasatch Academy),                                                                --------------
                           3.78%, 8/1/28, (LOC U.S. Bank) (b)
                                                                                                                          3,605,000
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
Virginia  (0.42%):
                 860,000   Alexandria IDA (Pooled Loan                                                                      860,000
                           Project), 3.73%, 7/1/26, (LOC Bank of
                           America) (b)
               1,250,000   Roanoke County IDA Healthcare                                                                  1,250,000
                           Facilities Revenue (Friendship Manor,                                                      --------------
                           Inc.), 3.79%, 10/1/15, (LOC Wachovia
                           Bank) (b)
                                                                                                                          2,110,000
                                                                                                                     --------------
Washington  (0.75%):
                 300,000   Richland Golf Enterprise Revenue,                                                                300,000
                           3.75%, 12/1/21, (LOC Bank of
                           America) (b)
               2,490,000   Seattle Housing Authority Low                                                                  2,490,000
                           Income Housing Assistance Revenue,
                           3.76%, 12/1/24, (LOC Wells Fargo
                           Bank) (b)
               1,025,000   State Housing & Finance                                                                        1,025,000
                           Commission Nonprofit Revenue                                                              --------------
                           (Annie Wright School), 3.78%,
                           12/1/23, (LOC Bank of America) (b)
                                                                                                                          3,815,000
                                                                                                                     --------------
Wisconsin  (5.34%):
               6,640,000   Green Bay Water Systems                                                                        6,640,000
                           Revenue, 3.80%, 11/1/29, (FSA
                           Insured) Callable 11/1/19 @ 100 (b)
               2,000,000   Kenosha Unified School District,                                                               2,000,395
                           3.60%, 9/14/07
               3,880,000   Little Chute Area School District,                                                             3,883,766
                           4.00%, 4/1/08
               3,000,000   School District Cash Flow                                                                      3,007,240
                           Management Program, Certificate of
                           Participation, Series B, 4.25%,
                           11/1/07
               3,775,000   School District Cash Flow                                                                      3,782,429
                           Management Program, Series A1,
                           4.50%, 9/19/07, (LOC U.S. Bank)
               4,025,000   State Health & Educational Facilities                                                          4,025,000
                           Authority Revenue (Gundersen
                           Lutheran), 3.91%, 12/1/15, (FSA
                           Insured) (b)
               2,175,000   State Municipalities Private School                                                            2,175,000
                           Finance Commission Revenue (Fox
                           Valley Lutheran High School), 3.80%,
                           3/1/23, (LOC U.S. Bank) (b)
               1,500,000   Wisconsin State, 3.81%, 5/1/10,                                                                1,500,000
                           (FGIC Insured) (b)                                                                        --------------
                                                                                                                         27,013,830
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (COST $467,008,171)                                                                               467,008,171
                                                                                                                     --------------

COMMERCIAL PAPER  (6.15%):
Florida  (4.17%):
               6,100,000   Cape Coral, 3.72%, 1/10/08, (LOC                                                               6,100,000
                           Bank of America)
              15,000,000   School Building Authority, 3.68%,                                                             15,000,000
                           9/5/07                                                                                    --------------
                                                                                                                         21,100,000
                                                                                                                     --------------
Massachusetts  (1.98%):
              10,000,000   Massachusetts School Building                                                                 10,000,000
                           Authority, 3.60%, 8/8/07                                                                  --------------

TOTAL COMMERCIAL PAPER (COST $31,100,000)                                                                                31,100,000
                                                                                                                     --------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
INVESTMENT COMPANIES  (0.23%):
               1,153,031   Federated Tax Exempt Money                                                                     1,153,031
                           Market Fund                                                                               --------------

TOTAL INVESTMENT COMPANIES (COST $1,153,031)                                                                              1,153,031
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $499,261,202) (a)   -   98.71%                                                                  499,261,202
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.29%                                                                         6,527,469
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $  505,788,671
                                                                                                                     ==============

_________________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PSF - Permanent School Fund

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


TAMARACK TREASURY PLUS MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     JUNE 30, 2007
(Unaudited)

                SHARES OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                ---------                                                                                            --------------
REPURCHASE AGREEMENT  (95.90%):
             $ 2,000,000   Cantor Fitzgerald, dated 6/26/07; due                                                     $    2,000,000
                           7/3/07 @ 4.85% with a maturity value                                                      --------------
                           of $2,001,886 (fully collateralized by a
                           U.S. Treasury Bond 8.13%, 8/15/19)

TOTAL REPURCHASE AGREEMENT (COST $2,000,000)                                                                              2,000,000
                                                                                                                     --------------

INVESTMENT COMPANIES  (3.09%):
                  64,441   Wells Fargo Prime Investment                                                                      64,441
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $64,441)                                                                                    64,441
                                                                                                                     --------------


TOTAL INVESTMENTS (COST $2,064,441) (a)   -   98.99%                                                                      2,064,441
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.01%                                                                            21,078
                                                                                                                     --------------

NET ASSETS   -   100.0%                                                                                              $    2,085,519
                                                                                                                     ==============

_________________
(a) Tax cost of securities is equal to book cost of securities.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  June 30, 2007
                                   (unaudited)

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. Tamarack operates the following fifteen separate series (individually, a "Fund" and collectively, the "Funds"), each with its own investment objectives and strategies:

- Tamarack Large Cap Growth Fund ("Large Cap Growth Fund")
- Tamarack Mid Cap Growth Fund ("Mid Cap Growth Fund")
- Tamarack SMID Cap Growth Fund ("SMID Cap Growth Fund")
- Tamarack Enterprise Fund ("Enterprise Fund")
- Tamarack Small Cap Core Fund ("Small Cap Core Fund")
- Tamarack Value Fund ("Value Fund")
- Tamarack Microcap Value Fund ("Microcap Value Fund")
- Tamarack Quality Fixed Income Fund ("Quality Fixed Income Fund")
- Tamarack Tax-Free Income Fund ("Tax-Free Income Fund")
- Tamarack Prime Money Market Fund ("Prime Money Market Fund")
- Tamarack U.S. Government Money Market Fund ("U.S. Government Money Market
  Fund")
- Tamarack Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
- Tamarack Institutional Prime Money Market Fund ("Institutional Prime Money Market Fund")
- Tamarack Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Money Market Fund")
- Tamarack Treasury Plus Money Market Fund ("Treasury Plus Money Market Fund")

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing the Schedule of Portfolio Investments ("Schedules"). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

SECURITY VALUATION:
Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the ("Valuation Time"). Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees' (the "Board") approved pricing and valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, from a pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, a Money Market Fund will use pricing and valuation procedures approved by the Board to determine a security's fair value.

Money Market Funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Money Market Funds do not invest in any unrated securities.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund (except the Money Markets Funds) were as follows:

                                                                                                              Net Unrealized
                                    Tax Cost of               Unrealized                Unrealized             Appreciation
                                     Securities              Appreciation              Depreciation           (Depreciation)
                                     ----------              ------------              ------------           --------------
Large Cap Growth Fund              $ 100,932,206             $ 19,936,275              $ (6,546,088)           $ 13,390,187
Mid Cap Growth Fund                   89,525,912               27,982,062                (3,589,112)             24,392,950
SMID Cap Growth Fund                   8,377,740                1,883,261                  (224,737)              1,658,524
Enterprise Fund                      293,300,904              135,447,894               (21,427,130)            114,020,764
Small Cap Core Fund                   55,513,280               28,856,430                (2,984,102)             25,872,328
Value Fund                           240,198,481               41,027,050                (4,220,812)             36,806,238
Microcap Value Fund                  294,386,380              114,202,799               (20,446,096)             93,756,703
Quality Fixed Income Fund             54,556,743                  171,142                (1,058,961)               (887,819)
Tax-Free Income Fund                  17,968,053                  244,355                   (82,291)                162,064

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, when they are recorded on trade date.


FINANCIAL INSTRUMENTS:

The Funds may enter into futures contracts in an effort to manage the duration of the Portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

The Tamarack Quality Fixed Income Fund had the following open futures contracts at June 30, 2007:

                                          Number         Expiration         Unrealized           Notional
          Type                         of Contracts         Date           Depreciation            Value
          ----                         ------------      ----------        ------------          --------
U.S. Treasury Long Bond                     10          September-07        $ (8,488)           $1,057,031

The Funds may engage in when-issued transactions. The Funds would record when-issued securities on trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin accruing interest on the settlement date. When-issued securities are identified in the Schedule of Portfolio Investments.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

CREDIT ENHANCEMENT:

Certain obligations held in the portfolio have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA).

SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur and Wells Fargo Bank will monitor the creditworthiness of the borrowers to which the Funds lend securities.

The following summarizes the value of the securities that were on loan and the value of the cash held as collateral for these loans as of June 30, 2007. No securities or letters of credit were held by the Funds as collateral as of June 30, 2007.

                                      Value of
                                 Securities Loaned          Value of Collateral
                                 -----------------          -------------------
Enterprise Fund                     $38,979,767                 $40,636,681
Small Cap Core Fund                   7,189,082                   7,546,293

The cash collateral received for securities lending was pooled and invested into the following:

                                                                                Enterprise           Small Cap
                                                                                   Fund              Core Fund
                                                                               ------------         -----------
Atomium Funding Corp., 5.01%, 8/15/2007                                        $  2,513,955         $   466,845
Cairn High Grade Funding, 4.29%, 7/11/2007                                        1,684,556             312,824
Cedar Springs Capital Company, LLC, 4.21%, 7/10/2007                                758,156             140,791
Charta, LLC., 4.38%, 7/12/2007                                                    3,368,605             625,555
High Grade Structured Funding, 4.64%, 7/17/2007                                     841,536             156,274
KLIO III Funding Corp., 4.29%, 7/11/2007                                          2,947,972             547,443
KLIO III,LTD & KLIO Funding Corp., 4.82%, 7/24/2007                               2,101,688             390,287
Goldman Money Market,  Repurchase agreement, 5.37%, 7/2/2007                     26,420,213           4,906,274
                                                                               ------------         -----------
Total Collateral Held                                                          $ 40,636,681         $ 7,546,293
                                                                               ============         ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tamarack Funds Trust
             --------------------

By (Signature and Title)*   /s/ Erik R. Preus
                            ----------------------------------------------------
                            Erik R. Preus, President and Chief Executive Officer

Date August 23, 2007
     -----------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Erik R. Preus
                            ----------------------------------------------------
                            Erik R. Preus, President and Chief Executive Officer

Date August 23, 2007
     -----------------------


By (Signature and Title)*   /s/ David P. Lux
                            ----------------------------------------------------
                            David P. Lux, Chief Financial Officer and Treasurer

Date August 23, 2007
     -----------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.